UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2010

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (1.9%)
1	United States Treasury Note/Bond	3.500%	2/15/39	86,600	72,366
	United States Treasury Note/Bond	4.375%	11/15/39	10,000	9,753
	United States Treasury Strip Principal	0.000%	2/15/36	217,000	65,421
	United States Treasury Strip Principal	0.000%	8/15/39	71,500	17,836
					165,376
Agency Bonds and Notes (1.1%)
2	Federal Home Loan Banks	5.500%	7/15/36	52,000	55,638
2	Federal National Mortgage Assn.	6.625%	11/15/30	21,000	25,698
2	Tennessee Valley Authority	5.250%	9/15/39	11,680	11,843
					93,179
Total U.S. Government and Agency Obligations (Cost $263,999)					258,555
Corporate Bonds (87.0%)
Finance (29.1%)
	Banking (18.2%)
	American Express Co.	8.125%	5/20/19	4,170	5,098
	American Express Co.	8.150%	3/19/38	37,225	49,066
	Bank of America Corp.	6.800%	3/15/28	35,000	35,994
	Bank of America NA	6.000%	10/15/36	60,000	57,343
	Bank One Corp.	7.750%	7/15/25	25,000	28,917
	Bank One Corp.	7.625%	10/15/26	20,000	23,144
	Bank One Corp.	8.000%	4/29/27	30,869	36,845
	Barclays Bank PLC	5.125%	1/8/20	20,500	20,505
3	Barclays Bank PLC	10.179%	6/12/21	11,160	14,623
	BB&T Corp.	5.250%	11/1/19	20,000	20,358
	Citigroup Inc.	8.500%	5/22/19	10,000	11,825
	Citigroup Inc.	6.625%	1/15/28	25,000	24,991
	Citigroup Inc.	6.625%	6/15/32	55,055	53,120
	Citigroup Inc.	5.875%	2/22/33	15,000	13,375
	Citigroup Inc.	6.000%	10/31/33	22,395	20,218
	Citigroup Inc.	5.850%	12/11/34	36,500	34,556
	Citigroup Inc.	6.125%	8/25/36	28,800	26,472
	Citigroup Inc.	5.875%	5/29/37	15,000	14,274
	Citigroup Inc.	8.125%	7/15/39	13,300	16,014
	Credit Suisse AG	5.400%	1/14/20	10,000	10,180
	Credit Suisse USA Inc.	7.125%	7/15/32	38,000	45,871
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	54,697
	Goldman Sachs Group Inc.	6.450%	5/1/36	45,000	42,530
	Goldman Sachs Group Inc.	6.750%	10/1/37	128,660	124,944
3	HBOS PLC	6.000%	11/1/33	41,500	32,309
	HSBC Bank USA NA	5.875%	11/1/34	50,700	50,750
	HSBC Bank USA NA	5.625%	8/15/35	28,000	27,073
	HSBC Bank USA NA	7.000%	1/15/39	10,000	11,379
	HSBC Holdings PLC	7.625%	5/17/32	21,200	23,925
	HSBC Holdings PLC	6.500%	5/2/36	2,000	2,132
	HSBC Holdings PLC	6.500%	9/15/37	15,000	15,861
	HSBC Holdings PLC	6.800%	6/1/38	58,985	65,030
	JP Morgan Chase Capital XXV	6.800%	10/1/37	8,415	8,386
	JPMorgan Chase & Co.	6.400%	5/15/38	78,750	87,279

3	Lloyds TSB Bank PLC	5.800%	1/13/20	22,800	22,531
	Mellon Funding Corp.	5.500%	11/15/18	8,800	9,151
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	11,000	11,825
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	10,000	9,605
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	49,850	45,992
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	38,050	41,546
	Morgan Stanley	6.625%	4/1/18	9,985	10,624
	Morgan Stanley	5.625%	9/23/19	14,550	14,314
	Morgan Stanley	5.500%	1/26/20	2,085	2,037
	Morgan Stanley	6.250%	8/9/26	12,850	13,373
	Morgan Stanley	7.250%	4/1/32	28,750	33,379
	National City Corp.	6.875%	5/15/19	15,000	16,860
	PNC Funding Corp.	6.700%	6/10/19	3,605	4,102
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	26,125	21,354
	SunTrust Bank	5.400%	4/1/20	10,000	9,620
	Wachovia Bank NA	5.850%	2/1/37	20,700	20,053
	Wachovia Bank NA	6.600%	1/15/38	65,225	69,576
	Wachovia Corp.	6.605%	10/1/25	30,000	31,110
	Wachovia Corp.	5.500%	8/1/35	15,730	14,319
	Wells Fargo & Co.	5.375%	2/7/35	37,000	35,425
	Wells Fargo Bank NA	5.950%	8/26/36	22,670	22,262

	Brokerage (0.3%)
	Ameriprise Financial Inc.	5.300%	3/15/20	3,105	3,236
3	FMR LLC	6.450%	11/15/39	27,500	27,222

	Finance Companies (2.7%)
	General Electric Capital Corp.	6.750%	3/15/32	117,095	128,044
	General Electric Capital Corp.	5.875%	1/14/38	37,905	37,379
	General Electric Capital Corp.	6.875%	1/10/39	62,685	69,428

	Insurance (7.3%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	12,163
	ACE INA Holdings Inc.	6.700%	5/15/36	23,865	27,521
	AEGON Funding Co. LLC	5.750%	12/15/20	1,535	1,530
	Allstate Corp.	5.550%	5/9/35	14,075	13,782
	Allstate Corp.	5.950%	4/1/36	11,135	11,467
	Assurant Inc.	6.750%	2/15/34	750	741
	AXA Financial Inc.	7.000%	4/1/28	34,910	36,635
	Chubb Corp.	6.000%	5/11/37	3,000	3,154
	Chubb Corp.	6.500%	5/15/38	10,375	11,565
3	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,400	10,569
	Hartford Financial Services Group Inc.	6.100%	10/1/41	34,429	31,618
3	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,276
3	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	33,793
3	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	26,492
	Lincoln National Corp.	6.150%	4/7/36	13,900	13,674
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	18,558
3	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	18,880	25,238
	MetLife Inc.	6.500%	12/15/32	3,990	4,246
	MetLife Inc.	6.375%	6/15/34	16,010	17,159
	MetLife Inc.	5.700%	6/15/35	5,000	4,916
3	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	38,937
	Munich Re America Corp.	7.450%	12/15/26	8,500	9,453
3	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	27,307
3	New York Life Insurance Co.	5.875%	5/15/33	60,275	61,795
3	Pacific Life Insurance Co.	9.250%	6/15/39	23,775	31,771
	Principal Financial Group Inc.	6.050%	10/15/36	11,500	11,093

Prudential Financial Inc.	5.750%	7/15/33	13,000	12,872
Prudential Financial Inc.	5.400%	6/13/35	10,000	9,440
3 Teachers Insurance & Annuity Association of
America	6.850%	12/16/39	22,308	25,265
Travelers Property Casualty Corp.	7.750%	4/15/26	25,000	28,978
UnitedHealth Group Inc.	5.800%	3/15/36	22,000	21,236
UnitedHealth Group Inc.	6.625%	11/15/37	12,740	13,631
UnitedHealth Group Inc.	6.875%	2/15/38	16,672	18,395
WellPoint Inc.	5.850%	1/15/36	1,200	1,188
XL Capital Ltd.	6.375%	11/15/24	8,500	8,538

Real Estate Investment Trusts (0.6%)
Simon Property Group LP	6.750%	2/1/40	32,900	34,840
3 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	15,000	16,628
				2,511,915
Industrial (44.4%)
Basic Industry (0.7%)
EI du Pont de Nemours & Co.	6.500%	1/15/28	22,100	24,638
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	14,822
Morton International Inc.	12.400%	6/1/20	10,000	12,026
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	5,000	5,066
Southern Copper Corp.	6.750%	4/16/40	6,630	6,692

Capital Goods (3.5%)
3M Co.	6.375%	2/15/28	35,000	39,393
3M Co.	5.700%	3/15/37	15,000	16,016
Boeing Co.	6.125%	2/15/33	2,955	3,210
Boeing Co.	6.625%	2/15/38	16,000	18,604
Boeing Co.	5.875%	2/15/40	3,065	3,271
Boeing Co.	7.875%	4/15/43	8,000	10,927
Caterpillar Inc.	6.625%	7/15/28	30,000	33,745
Deere & Co.	7.125%	3/3/31	15,000	18,110
Eaton Corp.	7.625%	4/1/24	15,000	18,133
3 Hutchison Whampoa International 03/33 Ltd.	7.450%	11/24/33	27,500	32,582
3 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	39,750	42,653
United Technologies Corp.	7.500%	9/15/29	15,000	18,758
United Technologies Corp.	6.125%	7/15/38	27,300	30,158
United Technologies Corp.	5.700%	4/15/40	18,150	18,930

Communication (11.9%)
Alltel Corp.	6.800%	5/1/29	2,697	2,979
Alltel Corp.	7.875%	7/1/32	8,773	10,802
3 America Movil SAB de CV	6.125%	3/30/40	25,510	25,261
AT&T Inc.	6.300%	1/15/38	13,000	13,473
AT&T Inc.	6.550%	2/15/39	10,000	10,709
BellSouth Corp.	6.875%	10/15/31	40,000	43,541
BellSouth Corp.	6.000%	11/15/34	40,000	39,860
BellSouth Telecommunications Inc.	7.000%	12/1/95	3,850	4,065
CBS Corp.	7.875%	9/1/23	4,325	5,013
CBS Corp.	7.875%	7/30/30	40,000	45,269
Comcast Corp.	5.650%	6/15/35	30,500	29,018
Comcast Corp.	6.450%	3/15/37	4,500	4,690
3 COX Communications Inc.	6.450%	12/1/36	10,000	10,556
3 COX Communications Inc.	8.375%	3/1/39	11,310	14,635
Deutsche Telekom International Finance BV	8.750%	6/15/30	22,200	28,718
France Telecom SA	8.500%	3/1/31	81,255	110,653
Grupo Televisa SA	6.625%	1/15/40	12,325	12,668

GTE Corp.	6.940%	4/15/28	20,000	21,414
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	21,849
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	29,397
3 NBC Universal Inc.	6.400%	4/30/40	8,650	8,852
New Cingular Wireless Services Inc.	8.750%	3/1/31	50,000	66,020
News America Holdings Inc.	7.750%	12/1/45	290	350
News America Inc.	6.200%	12/15/34	11,750	12,008
News America Inc.	6.400%	12/15/35	28,000	29,164
News America Inc.	6.900%	8/15/39	10,000	11,118
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	11,275
Telecom Italia Capital SA	7.721%	6/4/38	22,275	23,870
Telefonica Emisiones SAU	7.045%	6/20/36	59,985	66,519
Telefonica Europe BV	8.250%	9/15/30	16,100	20,043
Time Warner Cable Inc.	6.550%	5/1/37	40,000	41,946
Verizon Communications Inc.	5.850%	9/15/35	30,000	29,890
Verizon Communications Inc.	6.250%	4/1/37	20,000	20,861
Verizon Communications Inc.	6.400%	2/15/38	17,815	19,080
Verizon Communications Inc.	6.900%	4/15/38	6,285	7,114
Verizon Communications Inc.	8.950%	3/1/39	9,575	13,294
Verizon Communications Inc.	7.350%	4/1/39	15,000	17,934
Verizon Global Funding Corp.	7.750%	12/1/30	29,750	36,267
Verizon Maryland Inc.	5.125%	6/15/33	12,000	10,068
Verizon New Jersey Inc.	8.000%	6/1/22	25,000	29,580
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	7,043
Vodafone Group PLC	6.150%	2/27/37	58,080	60,199

Consumer Cyclical (5.8%)
CVS Caremark Corp.	6.250%	6/1/27	24,000	25,625
CVS Caremark Corp.	6.125%	9/15/39	5,000	5,101
Daimler Finance North America LLC	8.500%	1/18/31	19,380	24,569
Historic TW Inc.	6.625%	5/15/29	10,775	11,562
Kohl's Corp.	6.875%	12/15/37	6,000	6,903
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	29,276
Lowe's Cos. Inc.	5.800%	4/15/40	8,220	8,448
McDonald's Corp.	6.300%	10/15/37	5,900	6,612
McDonald's Corp.	6.300%	3/1/38	26,170	29,346
McDonald's Corp.	5.700%	2/1/39	9,500	9,874
Target Corp.	6.650%	8/1/28	15,000	16,642
Target Corp.	7.000%	7/15/31	20,000	23,235
Target Corp.	7.000%	1/15/38	37,980	45,248
Time Warner Inc.	7.625%	4/15/31	10,000	11,597
Time Warner Inc.	6.500%	11/15/36	10,000	10,485
Time Warner Inc.	6.200%	3/15/40	6,800	6,867
Viacom Inc.	6.875%	4/30/36	17,750	19,464
Wal-Mart Stores Inc.	7.550%	2/15/30	40,000	50,442
Wal-Mart Stores Inc.	5.250%	9/1/35	2,000	1,965
Wal-Mart Stores Inc.	6.500%	8/15/37	35,000	40,035
Wal-Mart Stores Inc.	6.200%	4/15/38	60,900	67,158
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	10,186
Walt Disney Co.	7.000%	3/1/32	10,000	11,996
Walt Disney Co.	7.550%	7/15/93	25,900	30,642

Consumer Noncyclical (14.8%)
Abbott Laboratories	6.000%	4/1/39	33,870	37,209
Altria Group Inc.	7.750%	1/15/27	1,000	1,102
Altria Group Inc.	9.950%	11/10/38	19,000	25,799
Altria Group Inc.	10.200%	2/6/39	5,000	6,867
Amgen Inc.	6.375%	6/1/37	30,000	32,831

Amgen Inc.	6.900%	6/1/38	20,000	23,443
Amgen Inc.	6.400%	2/1/39	34,430	38,089
Anheuser-Busch Cos. Inc.	6.750%	12/15/27	3,500	3,848
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	6,900	7,685
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	11,460	11,417
3 Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	14,995	19,795
Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	12,609
Archer-Daniels-Midland Co.	6.625%	5/1/29	10,000	11,370
AstraZeneca PLC	6.450%	9/15/37	70,000	80,137
Becton Dickinson and Co.	7.000%	8/1/27	8,300	9,873
Becton Dickinson and Co.	6.700%	8/1/28	5,066	5,845
Bestfoods	7.250%	12/15/26	30,000	35,933
Bestfoods	6.625%	4/15/28	30,000	34,087
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	11,605
Bristol-Myers Squibb Co.	5.875%	11/15/36	5,000	5,276
Bristol-Myers Squibb Co.	6.125%	5/1/38	10,000	10,891
3 Cargill Inc.	6.125%	4/19/34	1,880	1,915
3 Cargill Inc.	6.125%	9/15/36	23,000	23,477
3 Cargill Inc.	6.625%	9/15/37	3,324	3,636
Coca-Cola Enterprises Inc.	6.950%	11/15/26	10,000	12,116
Coca-Cola Enterprises Inc.	6.700%	10/15/36	4,350	5,220
Eli Lilly & Co.	5.500%	3/15/27	33,375	34,651
Eli Lilly & Co.	5.550%	3/15/37	3,500	3,590
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	21,841
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	47,205	53,239
Johnson & Johnson	6.950%	9/1/29	22,457	27,436
Johnson & Johnson	5.950%	8/15/37	10,000	11,090
Johnson & Johnson	5.850%	7/15/38	17,000	18,604
Kellogg Co.	7.450%	4/1/31	23,800	29,773
Kraft Foods Inc.	6.500%	11/1/31	20,000	21,381
Kraft Foods Inc.	6.500%	2/9/40	21,240	22,866
Medtronic Inc.	6.500%	3/15/39	21,200	24,598
Merck & Co. Inc.	6.500%	12/1/33	30,320	35,060
Merck & Co. Inc.	5.750%	11/15/36	6,000	6,358
Merck & Co. Inc.	6.550%	9/15/37	10,000	11,717
Merck & Co. Inc.	5.850%	6/30/39	26,610	28,613
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	20,194
PepsiCo Inc./NC	5.500%	1/15/40	43,350	44,002
Pfizer Inc.	7.200%	3/15/39	56,000	69,684
Pharmacia Corp.	6.750%	12/15/27	28,000	31,958
Philip Morris International Inc.	6.375%	5/16/38	48,090	53,495
4 Procter & Gamble - Esop	9.360%	1/1/21	12,543	16,147
Procter & Gamble Co.	6.450%	1/15/26	27,000	31,325
Procter & Gamble Co.	5.500%	2/1/34	25,000	26,023
Procter & Gamble Co.	5.550%	3/5/37	12,000	12,537
3 Roche Holdings Inc.	7.000%	3/1/39	47,905	58,252
3 Tesco PLC	6.150%	11/15/37	24,930	26,743
Wyeth	5.950%	4/1/37	58,000	62,432

Energy (4.4%)
Anadarko Petroleum Corp.	7.950%	6/15/39	5,000	6,190
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	30,675
ConocoPhillips	7.000%	3/30/29	10,000	11,844
ConocoPhillips	5.900%	10/15/32	20,300	21,481
ConocoPhillips	6.500%	2/1/39	40,735	46,923
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,171
Devon Financing Corp. ULC	7.875%	9/30/31	10,555	13,453
EnCana Corp.	6.500%	8/15/34	10,000	10,867

Halliburton Co.	8.750%	2/15/21	10,000	13,182
Halliburton Co.	6.700%	9/15/38	9,965	11,270
3 Halliburton Co.	7.600%	8/15/96	14,350	16,825
Hess Corp.	6.000%	1/15/40	10,000	10,099
Marathon Oil Corp.	6.600%	10/1/37	9,300	10,009
Nexen Inc.	7.500%	7/30/39	7,800	9,308
Shell International Finance BV	6.375%	12/15/38	55,005	62,268
Shell International Finance BV	5.500%	3/25/40	16,300	16,473
Texaco Capital Inc.	8.625%	11/15/31	13,000	17,828
Tosco Corp.	7.800%	1/1/27	15,000	18,585
Tosco Corp.	8.125%	2/15/30	20,000	25,912
XTO Energy Inc.	6.750%	8/1/37	12,195	14,653
XTO Energy Inc.	6.375%	6/15/38	5,000	5,743

Technology (2.9%)
Cisco Systems Inc.	5.900%	2/15/39	55,000	57,362
Cisco Systems Inc.	5.500%	1/15/40	20,150	19,808
Electronic Data Systems LLC	7.450%	10/15/29	2,075	2,547
International Business Machines Corp.	7.000%	10/30/25	50,400	60,827
International Business Machines Corp.	5.600%	11/30/39	57,492	59,636
Oracle Corp.	6.500%	4/15/38	21,552	24,618
Oracle Corp.	6.125%	7/8/39	18,448	20,177

Transportation (0.4%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	27,709
United Parcel Service Inc.	6.200%	1/15/38	4,230	4,747
				3,827,951
Utilities (13.5%)
Electric (12.0%)
Alabama Power Co.	5.700%	2/15/33	12,800	13,167
Alabama Power Co.	6.000%	3/1/39	5,475	5,946
American Water Capital Corp.	6.593%	10/15/37	10,000	10,825
Appalachian Power Co.	6.700%	8/15/37	50,000	55,919
Arizona Public Service Co.	5.625%	5/15/33	9,000	8,188
Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	10,629
Carolina Power & Light Co.	5.700%	4/1/35	7,500	7,653
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	16,805
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	9,008
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	10,370
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	19,531
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	15,132
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	6,270
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,478
Duke Energy Carolinas LLC	6.100%	6/1/37	50,000	54,366
Duke Energy Indiana Inc.	6.450%	4/1/39	10,000	11,403
3 E.ON International Finance BV	6.650%	4/30/38	20,000	22,865
3 Enel Finance International SA	6.800%	9/15/37	6,175	6,474
3 Enel Finance International SA	6.000%	10/7/39	39,905	37,712
FirstEnergy Corp.	7.375%	11/15/31	9,500	10,194
Florida Power & Light Co.	5.625%	4/1/34	16,275	16,658
Florida Power & Light Co.	5.400%	9/1/35	13,380	13,329
Florida Power & Light Co.	5.690%	3/1/40	7,350	7,577
Florida Power Corp.	6.750%	2/1/28	22,375	24,247
Georgia Power Co.	5.950%	2/1/39	13,310	14,275
Midamerican Energy Holdings Co.	6.125%	4/1/36	24,000	24,948
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	53,885	66,688

Northern States Power Co.	7.125%	7/1/25	20,000	23,937
Northern States Power Co.	6.200%	7/1/37	40,000	44,361
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	13,571
Pacific Gas & Electric Co.	6.050%	3/1/34	11,700	12,423
Pacific Gas & Electric Co.	5.800%	3/1/37	5,377	5,535
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	39,345
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	19,403
PacifiCorp	6.100%	8/1/36	15,000	16,137
PacifiCorp	6.250%	10/15/37	7,815	8,584
PacifiCorp	6.350%	7/15/38	20,000	22,273
PacifiCorp	6.000%	1/15/39	34,100	36,300
Potomac Electric Power Co.	7.900%	12/15/38	2,800	3,627
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	11,044
PSEG Power LLC	8.625%	4/15/31	19,005	24,970
Public Service Electric & Gas Co.	5.800%	5/1/37	995	1,062
Public Service Electric & Gas Co.	5.375%	11/1/39	10,000	10,071
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	11,341
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	5,050
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	18,810
3 Rochester Gas & Electric Corp.	8.000%	12/15/33	5,000	6,211
San Diego Gas & Electric Co.	6.000%	6/1/26	25,000	27,513
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	39,822
Southern California Edison Co.	6.000%	1/15/34	12,575	13,616
Southern California Edison Co.	5.350%	7/15/35	1,045	1,041
Tampa Electric Co.	6.150%	5/15/37	35,000	36,043
Union Electric Co.	8.450%	3/15/39	9,000	12,278
Virginia Electric and Power Co.	6.000%	5/15/37	53,525	57,053
Virginia Electric and Power Co.	6.350%	11/30/37	4,870	5,471
Wisconsin Electric Power Co.	5.700%	12/1/36	10,365	10,686

Natural Gas (1.5%)
KeySpan Corp.	5.875%	4/1/33	12,000	11,996
KeySpan Corp.	5.803%	4/1/35	10,000	9,903
Sempra Energy	6.000%	10/15/39	20,000	20,341
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	19,744
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,000	5,317
TransCanada PipeLines Ltd.	7.625%	1/15/39	46,800	58,300

Other Utility (0.0%)
Veolia Environnement	6.750%	6/1/38	1,860	2,073

				1,166,909
Total Corporate Bonds (Cost $6,985,527)				7,506,775
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
3 CDP Financial Inc.	5.600%	11/25/39	15,000	15,048
3 EDF SA	6.950%	1/26/39	35,000	41,552
3 EDF SA	5.600%	1/27/40	4,000	3,984
Hydro Quebec	9.400%	2/1/21	30,000	41,468
Province of British Columbia Canada	6.500%	1/15/26	13,800	16,151
Province of Saskatchewan Canada	8.500%	7/15/22	5,000	6,918
Total Sovereign Bonds (Cost $112,040)				125,121
Taxable Municipal Bonds (6.5%)
California GO	7.500%	4/1/34	23,995	26,144
California GO	7.550%	4/1/39	10,000	11,121
California Public Works Board Lease Rev.
(Build America Bonds)	8.361%	10/1/34	4,995	5,353
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	3,710	3,912

Commonwealth Financing Auth. Pennsylvania
Rev.	5.197%	6/1/26	25,000	24,187
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,740	1,876
Duke Univ. North Carolina Rev.	5.850%	4/1/37	38,850	40,859
Illinois GO	5.100%	6/1/33	121,265	104,595
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	13,530	14,063
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	50,002	56,106
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	23,590	28,716
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	31,460	39,354
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	3,985	4,096
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	15,560	15,634
North Texas Tollway Auth. Rev.	6.718%	1/1/49	17,440	18,858
Oregon Community College Dist.	5.440%	6/30/23	10,595	10,775
Oregon GO	4.759%	6/30/28	15,000	13,816
President and Fellows of Harvard College	6.300%	10/1/37	56,345	59,788
Princeton University	5.700%	3/1/39	14,715	15,630
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	10,035	10,871
Univ. of California Regents	6.583%	5/15/49	2,795	2,984
Univ. of California Rev.	5.770%	5/15/43	5,135	5,180
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	12,800	12,693
Washington GO	5.481%	8/1/39	8,890	9,222
Wisconsin GO	5.700%	5/1/26	23,025	23,196
Total Taxable Municipal Bonds (Cost $557,887)				559,029
Tax-Exempt Municipal Bonds (0.2%)
Los Angeles CA USD GO (Cost $19,675)	5.755%	7/1/29	19,500	18,650
Total Tax-Exempt Municipal Bonds (Cost $19,675)				18,650
Temporary Cash Investment (0.2%)
Repurchase Agreement
Goldman Sachs & Co.
(Dated 4/30/10, Repurchase Value
$21,100,000, collateralized by Government
National Mortgage Assn. 6.000%, 11/15/38)
(Cost $21,100)	0.200%	5/3/10	21,100	21,100
Total Investments (98.4%) (Cost $7,960,228)				8,489,230
Other Assets and Liabilities-Net (1.6%)				134,940
Net Assets (100%)				8,624,170

1 Securities with a value of $508,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $834,342,000, representing 9.7% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
GO—General Obligation Bond.
USD—United School District.

Long-Term Investment-Grade Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investment. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Long-Term Investment-Grade Fund

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 5yr/BBB+	12/20/13	GSCM	198,400	5,125	1.500	7,820
CDX - IG11 - 10yr/BBB+	12/20/18	GSCM	198,400	4,241	1.400	7,612
CDX - IG14 - 10yr/BBB+	6/20/20	BOANA	100,000	163	1.000	(358)
Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSCM	8,500	(1,318)	5.000	(2,174)
						12,900

1 GSCM—Goldman Sachs International.
BOANA—Bank of America, N.A.

At April 30, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund's investments were valued based on Level 2 inputs.

D. At April 30, 2010, the cost of investment securities for tax purposes was $7,960,228,000. Net unrealized appreciation of investment securities for tax purposes was $529,002,000, consisting of unrealized gains of $599,166,000 on securities that had risen in value since their purchase and $70,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.2%)
Conventional Mortgage-Backed Securities (99.2%)
[1,2] Fannie Mae Pool		5.500%	4/1/22–12/1/24	1,079,133	1,153,363
[1,2] Fannie Mae Pool		6.000%	7/1/36–6/1/39	1,891,388	2,015,678
[1,2] Fannie Mae Pool		6.500%	5/1/40–5/1/40	1,731,000	1,871,644
[1,2] Freddie Mac Gold Pool		4.500%	1/1/40–3/1/40	498,435	503,293
[1,2] Freddie Mac Gold Pool		5.500%	10/1/18–5/1/25	57,908	62,037
1	Ginnie Mae I Pool	4.000%	6/15/39–3/15/40	937,854	924,534
1	Ginnie Mae I Pool	4.500%	5/15/33–5/1/40	1,918,660	1,950,028
1	Ginnie Mae I Pool	5.000%	1/15/24–5/15/24	4,478,902	4,693,884
1	Ginnie Mae I Pool	5.500%	4/15/13–5/1/40	5,684,084	6,072,112
1	Ginnie Mae I Pool	6.000%	10/15/16–5/1/40	4,158,105	4,485,236
1	Ginnie Mae I Pool	6.500%	9/15/10–5/1/40	2,824,211	3,068,318
1	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	234,730	259,370
1	Ginnie Mae I Pool	7.250%	12/15/26–2/15/27	153	169
1	Ginnie Mae I Pool	7.500%	9/15/16–10/15/31	87,128	96,000
1	Ginnie Mae I Pool	7.750%	2/15/27	152	168
1	Ginnie Mae I Pool	8.000%	9/15/10–8/15/31	39,362	43,161
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	8,760	9,594
1	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	6,495	7,109
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	45	50
1	Ginnie Mae I Pool	9.500%	12/15/13–7/15/22	3,491	3,844
1	Ginnie Mae I Pool	10.000%	2/15/14–8/15/19	148	163
1	Ginnie Mae I Pool	11.000%	7/15/10–2/15/18	6	6
1	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	28	31
1	Ginnie Mae I Pool	13.000%	1/15/11	1	1
1	Ginnie Mae I Pool	13.500%	12/15/14	5	6
1	Ginnie Mae I Pool	14.000%	6/15/11	3	3
1	Ginnie Mae II Pool	4.000%	2/20/39–5/1/40	719,664	711,457
1	Ginnie Mae II Pool	4.500%	12/20/32–5/1/40	5,204,526	5,273,073
1	Ginnie Mae II Pool	5.000%	12/20/24–5/1/40	1,281,790	1,331,740
1	Ginnie Mae II Pool	5.500%	1/20/34–1/20/40	105,887	112,903
1	Ginnie Mae II Pool	6.000%	4/20/28–5/1/40	688,999	740,269
1	Ginnie Mae II Pool	6.500%	2/20/38–5/1/40	174,732	188,319
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	1,648	1,803
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	443	489
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	148	158
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	628	680
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	239	260
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	41	47
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	16	18
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	34	37
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	15	17
1	Ginnie Mae II Pool	12.000%	6/20/14–1/20/16	34	36
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	23	25
1	Ginnie Mae II Pool	13.000%	9/20/13–11/20/14	17	19
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	9	10
					35,581,162
Nonconventional Mortgage-Backed Securities (1.0%)
1	Ginnie Mae II Pool	4.000%	10/20/39	88,977	92,029

1	Ginnie Mae II Pool	4.000%	12/20/39	22,008	22,895
1	Ginnie Mae II Pool	4.000%	1/20/40	5,213	5,401
1	Ginnie Mae II Pool	4.000%	2/20/40	14,902	15,481
1	Ginnie Mae II Pool	4.500%	11/20/39	8,601	8,730
[1,3] Government National Mortgage Assn.		0.456%	5/20/10	34,769	34,331
1	Government National Mortgage Assn.	5.000%	2/16/37	108,571	114,033
1	Government National Mortgage Assn.	5.000%	6/16/37	39,066	40,998
1	Government National Mortgage Assn.	5.500%	8/16/36	17,000	18,164
1	Government National Mortgage Assn.	6.500%	4/20/31	5,940	6,475
					358,537
Total U.S. Government and Agency Obligations (Cost $34,997,756)					35,939,699
Temporary Cash Investments (23.7%)
Repurchase Agreements
	Banc of America Securities, LLC
	(Dated 4/30/10, Repurchase Value
	$1,085,618,000, collateralized by Federal
	National Mortgage Assn. 4.500%-6.500%,
	11/1/33-4/1/40)	0.200%	5/3/10	1,085,600	1,085,600
	Barclays Capital Inc.
	(Dated 4/30/10, Repurchase Value
	$2,069,034,000, collateralized by U.S.
	Treasury Note 0.875%-4.625%, 9/30/10-
	2/15/17)	0.200%	5/3/10	2,069,000	2,069,000
	BNP Paribas Securites Corp.
	(Dated 4/30/10, Repurchase Value
	$592,210,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.000%-
	6.500%, 5/1/17-4/1/40 and Federal National
	Mortgage Assn. 4.000%-6.500%, 2/1/17-
	3/1/40)	0.200%	5/3/10	592,200	592,200
	Credit Suisse First Securities (USA) LLC
	(Dated 4/30/10, Repurchase Value
	$586,910,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.000%-
	7.000%, 7/1/17-6/1/38)	0.200%	5/3/10	586,900	586,900
	Deutsche Bank Securities, Inc.
	(Dated 4/30/10, Repurchase Value
	$350,006,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%-
	9.500%, 7/1/10-10/1/58, Federal National
	Mortgage Assn. 4.500%-7.500%, 2/1/25-
	5/1/39, and Government National Mortgage
	Assn. 4.500%-6.172%, 1/15/35-10/20/58)	0.190%	5/3/10	350,000	350,000
	Deutsche Bank Securities, Inc.
	(Dated 4/30/10, Repurchase Value
	$1,048,017,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%-
	9.500%, 7/1/10-10/1/58, Federal National
	Mortgage Assn. 4.500%-7.500%, 2/1/25-
	5/1/39, and Government National Mortgage
	Assn. 4.500%-6.172%, 1/15/35-10/20/58)	0.200%	5/3/10	1,048,000	1,048,000
	Goldman Sachs & Co.
	(Dated 4/30/10, Repurchase Value
	$843,514,000, collateralized by
	Government National Mortgage Assn.
	5.000%-6.000%, 6/15/39-9/15/39)	0.200%	5/3/10	843,500	843,500

J.P. Morgan Securities Inc.
(Dated 4/30/10, Repurchase Value
$1,065,118,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
6.500%, 1/1/18-5/1/40)	0.200%	5/3/10	1,065,100	1,065,100

Morgan Stanley
(Dated 4/30/10, Repurchase Value
$857,014,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
7.000%, 5/1/17-5/1/40 and Federal National
Mortgage Assn. 4.000%-7.500%, 11/1/17-
4/1/40)	0.190%	5/3/10	857,000	857,000
Total Temporary Cash Investments (Cost $8,497,300)				8,497,300
Total Investments (123.9%) (Cost $43,495,056)				44,436,999
Other Assets and Liabilities-Net (-23.9%)[4]				(8,563,234)
Net Assets (100%)				35,873,765

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Cash of $18,855,000, has been segregated as initial margin for open futures contracts.

GNMA Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2010	9,679	1,141,215	5,825
30-Year U.S. Treasury Note	June 2010	4,320	514,350	9,604

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

GNMA Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations		35,939,699
Temporary Cash Investments		8,497,300
Futures Contracts—Assets[1]	8,182
Total	8,182	44,436,999
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the cost of investment securities for tax purposes was $43,495,056,000. Net unrealized appreciation of investment securities for tax purposes was $941,943,000, consisting of unrealized gains of $966,300,000 on securities that had risen in value since their purchase and $24,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2010

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (4.9%)
United States Treasury Note/Bond	3.625%	6/15/10	2,033	2,041
United States Treasury Note/Bond	1.500%	10/31/10	40,550	40,791
United States Treasury Note/Bond	1.250%	11/30/10	256,360	257,721
1	United States Treasury Note/Bond	0.875%	2/28/11	523,115	525,077
United States Treasury Note/Bond	1.375%	2/15/12	234,500	236,625
United States Treasury Note/Bond	1.375%	3/15/12	17,000	17,151
United States Treasury Note/Bond	1.000%	3/31/12	579,500	580,224
United States Treasury Note/Bond	1.875%	6/15/12	100,000	101,797
1,761,427
Agency Bonds and Notes (0.6%)
2	Bank of America Corp.	2.100%	4/30/12	51,500	52,526
2	Citigroup Inc.	2.125%	4/30/12	58,000	59,149
[3,4] Federal Farm Credit Bank	0.209%	5/4/10	67,700	67,700
2	General Electric Capital Corp.	2.000%	9/28/12	40,000	40,579
219,954
Conventional Mortgage-Backed Securities (0.1%)
[4,5] Fannie Mae Pool	6.000%	12/1/16–5/1/17	12,658	13,662
[4,5] Fannie Mae Pool	6.500%	12/1/11–9/1/16	11,010	11,873
[4,5] Fannie Mae Pool	7.000%	10/1/11–4/1/13	195	200
[4,5] Fannie Mae Pool	7.500%	3/1/15	180	190
[4,5] Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	8,451	9,136
35,061
Nonconventional Mortgage-Backed Securities (0.5%)
[4,5] Fannie Mae Pool	2.375%	12/1/32	1,136	1,151
[4,5] Fannie Mae Pool	2.793%	5/1/33	7,275	7,505
[4,5] Fannie Mae Pool	2.803%	6/1/33	8,315	8,578
[4,5] Fannie Mae Pool	3.049%	8/1/32	1,012	1,037
[4,5] Fannie Mae Pool	3.060%	7/1/32	830	848
[4,5] Fannie Mae Pool	3.215%	9/1/32	288	295
[4,5] Fannie Mae Pool	3.233%	10/1/33	3,665	3,788
[4,5] Fannie Mae Pool	3.328%	9/1/32	494	511
[4,5] Fannie Mae Pool	3.410%	8/1/33	2,658	2,737
[4,5] Fannie Mae Pool	3.445%	9/1/33	8,935	9,351
[4,5] Fannie Mae Pool	3.481%	9/1/33	11,805	12,230
[4,5] Fannie Mae Pool	3.541%	8/1/33	4,010	4,133
[4,5] Fannie Mae Pool	3.541%	8/1/33	2,740	2,815
[4,5] Fannie Mae Pool	3.550%	8/1/33	7,138	7,448
[4,5] Fannie Mae Pool	3.561%	8/1/33	5,663	5,863
[4,5] Fannie Mae Pool	3.589%	7/1/33	8,997	9,366
[4,5] Fannie Mae Pool	3.605%	7/1/33	14,165	14,679
[4,5] Fannie Mae Pool	3.797%	6/1/33	14,130	14,628
[4,5] Fannie Mae Pool	3.900%	5/1/33	1,873	1,920
[4,5] Fannie Mae Pool	4.046%	5/1/33	4,385	4,549
[4,5] Fannie Mae Pool	5.452%	8/1/37	4,098	4,324
[4,5] Fannie Mae Pool	5.561%	2/1/37	5,638	5,918
[4,5] Freddie Mac Non Gold Pool	2.961%	2/1/33	1,132	1,176
[4,5] Freddie Mac Non Gold Pool	3.197%	1/1/33	1,365	1,425
[4,5] Freddie Mac Non Gold Pool	3.227%	8/1/32	1,133	1,150

[4,5] Freddie Mac Non Gold Pool		3.244%	8/1/32	1,786	1,795
[4,5] Freddie Mac Non Gold Pool		3.254%	9/1/32	1,335	1,384
[4,5] Freddie Mac Non Gold Pool		3.367%	10/1/32	1,203	1,244
[4,5] Freddie Mac Non Gold Pool		3.390%	9/1/32	1,056	1,100
[4,5] Freddie Mac Non Gold Pool		3.393%	9/1/32	1,643	1,698
[4,5] Freddie Mac Non Gold Pool		3.486%	7/1/32	654	670
[4,5] Freddie Mac Non Gold Pool		3.514%	8/1/32	955	991
[4,5] Freddie Mac Non Gold Pool		3.533%	8/1/33	3,730	3,860
[4,5] Freddie Mac Non Gold Pool		3.680%	7/1/33	14,022	14,578
[4,5] Freddie Mac Non Gold Pool		3.690%	8/1/33	2,580	2,689
[4,5] Freddie Mac Non Gold Pool		3.701%	8/1/33	2,151	2,221
[4,5] Freddie Mac Non Gold Pool		3.928%	6/1/33	4,094	4,224
[4,5] Freddie Mac Non Gold Pool		3.945%	6/1/33	4,875	5,056
[4,5] Freddie Mac Non Gold Pool		4.155%	5/1/33	3,222	3,310
[4,5] Freddie Mac Non Gold Pool		4.160%	5/1/33	2,659	2,747
[4,5] Freddie Mac Non Gold Pool		5.794%	8/1/37	19,270	20,353
					195,345
Total U.S. Government and Agency Obligations (Cost $2,044,831)					2,211,787
Asset-Backed/Commercial Mortgage-Backed Securities (23.0%)
5,6	Ally Auto Receivables Trust	2.330%	6/17/13	28,775	29,245
5,6	Ally Auto Receivables Trust	3.050%	12/15/14	44,876	46,079
5,6	Ally Auto Receivables Trust	3.000%	10/15/15	11,525	11,840
5,6	Ally Master Owner Trust	2.880%	4/15/13	44,400	44,393
5,6	Ally Master Owner Trust	3.470%	4/15/13	20,545	20,541
5,6	Ally Master Owner Trust	3.870%	4/15/13	10,900	10,899
5,6	Ally Master Owner Trust	4.250%	4/15/17	7,800	7,891
5,6	Ally Master Owner Trust	4.590%	4/15/17	15,500	15,562
[3,5,6]	American Express Credit Account Master
	Trust	0.584%	6/17/13	2,700	2,693
[3,5,6]	American Express Credit Account Master
	Trust	0.544%	8/15/13	6,830	6,800
3,5	American Express Credit Account Master
	Trust	0.284%	12/15/13	22,500	22,466
[3,5,6]	American Express Credit Account Master
	Trust	0.534%	12/15/13	3,400	3,374
[3,5,6]	American Express Credit Account Master
	Trust	0.534%	3/17/14	3,400	3,366
[3,5,6]	American Express Credit Account Master
	Trust	0.674%	1/15/15	2,770	2,727
3,5	American Express Credit Account Master
	Trust	1.354%	3/15/16	8,300	8,421
3,5	American Express Credit Account Master
	Trust	1.354%	3/15/16	4,940	5,012
3,5	American Express Credit Account Master
	Trust	1.354%	4/15/16	5,245	5,323
3,5	American Express Credit Account Master
	Trust	1.504%	3/15/17	78,750	81,984
3	AmeriCredit Automobile Receivables Trust	5.249%	1/6/15	61,196	64,321
3	AmeriCredit Automobile Receivables Trust	5.249%	4/6/15	55,124	58,699
5	Americredit Prime Automobile Receivable	2.210%	1/15/14	4,300	4,357
5	Americredit Prime Automobile Receivable	2.900%	12/15/14	3,340	3,426
[3,5,6]	Arkle Master Issuer PLC	0.000%	5/17/60	156,300	156,300
6	BA Covered Bond Issuer	5.500%	6/14/12	36,600	38,945
3,5	BA Credit Card Trust	0.284%	11/15/13	8,025	8,010
3,5	BA Credit Card Trust	1.454%	12/16/13	168,200	170,038
3,5	BA Credit Card Trust	0.254%	4/15/14	25,850	25,733
3,5	BA Credit Card Trust	0.544%	6/15/14	23,930	23,396

3,5	BA Credit Card Trust	0.954%	12/15/14	106,000	106,493
3,5	BA Credit Card Trust	0.284%	4/15/16	58,000	57,361
3,5	BA Credit Card Trust	0.314%	4/15/16	23,790	23,553
3,5	BA Credit Card Trust	0.314%	9/15/16	26,200	25,908
3,5	BA Credit Card Trust	0.324%	12/15/16	13,720	13,535
3,5	BA Credit Card Trust	0.294%	11/15/19	61,370	59,520
5	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	14,475	14,729
3	Banc of America Commercial Mortgage Inc.	5.634%	4/10/49	69,823	72,032
3	Banc of America Commercial Mortgage Inc.	5.867%	4/10/49	15,310	15,046
3,5	Banc of America Funding Corp.	5.496%	9/20/46	55,332	38,483
3,5	Banc of America Mortgage Securities Inc.	3.666%	9/25/32	120	117
3,5	Banc of America Mortgage Securities Inc.	3.619%	2/25/33	493	420
3,5	Banc of America Mortgage Securities Inc.	3.504%	5/25/33	1,567	1,447
3,5	Banc of America Mortgage Securities Inc.	4.167%	7/25/33	3,266	3,143
3,5	Banc of America Mortgage Securities Inc.	3.516%	2/25/34	3,144	2,953
5,6	Bank of America Auto Trust	2.130%	9/15/13	28,825	29,204
5,6	Bank of America Auto Trust	3.520%	6/15/16	59,165	61,617
5,6	Bank of America Auto Trust	3.030%	10/15/16	73,416	75,738
3,5	Bank One Issuance Trust	0.374%	5/15/14	15,796	15,784
3,5	Bank One Issuance Trust	1.054%	2/15/17	6,600	6,480
3,5	Bear Stearns Adjustable Rate Mortgage
	Trust	5.602%	10/25/36	61,119	43,892
3,5	Bear Stearns Adjustable Rate Mortgage
	Trust	5.378%	5/25/47	51,293	38,406
3	Bear Stearns Commercial Mortgage
	Securities	5.908%	6/11/40	13,960	14,236
5	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	46,800	48,346
5	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	5,587	5,618
5	Bear Stearns Commercial Mortgage
	Securities	4.871%	9/11/42	6,557	6,680
5	Bear Stearns Commercial Mortgage
	Securities	5.330%	1/12/45	11,250	11,553
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	45,000	46,710
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	40,000	41,217
[3,5,6]	BMW Floorplan Master Owner Trust	1.404%	9/15/14	27,325	27,530
5	BMW Vehicle Lease Trust	3.660%	8/15/13	20,150	20,771
5,6	Cabela's Master Credit Card Trust	4.310%	12/16/13	59,750	60,855
3,5	Capital One Multi-Asset Execution Trust	0.544%	3/17/14	13,405	13,229
5	Capital One Multi-Asset Execution Trust	3.200%	4/15/14	159,000	163,218
3,5	Capital One Multi-Asset Execution Trust	0.554%	6/16/14	30,950	30,444
3,5	Capital One Multi-Asset Execution Trust	0.574%	7/15/14	26,100	25,660
3,5	Capital One Multi-Asset Execution Trust	0.384%	8/15/14	5,000	4,984
3,5	Capital One Multi-Asset Execution Trust	0.554%	11/15/14	32,150	31,385
3,5	Capital One Multi-Asset Execution Trust	0.334%	9/15/15	14,693	14,588
3,5	Capital One Multi-Asset Execution Trust	0.314%	1/15/16	21,850	21,648
5	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	46,500	50,565
3,5	Capital One Multi-Asset Execution Trust	0.284%	4/15/16	16,995	16,803
3,5	Capital One Multi-Asset Execution Trust	0.314%	7/15/16	30,000	29,666
3,5	Capital One Multi-Asset Execution Trust	0.464%	12/15/16	2,675	2,657
3,5	Capital One Multi-Asset Execution Trust	0.344%	6/17/19	16,780	16,293
3,5	Capital One Multi-Asset Execution Trust	0.304%	11/15/19	2,570	2,484
3,5	Capital One Multi-Asset Execution Trust	0.334%	12/16/19	133,380	129,121
3,5	Capital One Multi-Asset Execution Trust	0.294%	7/15/20	113,650	109,151
3,5	Chase Issuance Trust	0.274%	11/15/13	6,625	6,610

3,5	Chase Issuance Trust	0.557%	6/16/14	46,250	46,341
3,5	Chase Issuance Trust	0.294%	7/15/14	23,000	22,917
3,5	Chase Issuance Trust	0.324%	12/15/14	11,100	11,075
3,5	Chase Issuance Trust	0.324%	12/15/14	11,910	11,859
3,5	Chase Issuance Trust	0.694%	1/15/15	28,080	27,753
5	Chase Issuance Trust	4.650%	3/15/15	164,000	177,038
5	Chase Issuance Trust	5.400%	7/15/15	80,000	88,422
3,5	Chase Issuance Trust	0.374%	9/15/15	3,900	3,887
3,5	Chase Issuance Trust	1.757%	9/15/15	65,750	68,427
5	Chrysler Financial Auto Securitization Trust	1.150%	11/8/11	50,200	50,311
5	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	17,173	17,221
5,6	Chrysler Financial Lease Trust	3.460%	9/16/13	6,130	6,122
5,6	CIT Equipment Collateral	1.510%	5/15/12	35,700	35,658
5,6	CIT Equipment Collateral	2.410%	5/15/13	35,700	35,661
5	Citibank Credit Card Issuance Trust	5.450%	5/10/13	31,585	33,023
3,5	Citibank Credit Card Issuance Trust	0.664%	7/15/14	78,915	76,841
3,5	Citibank Credit Card Issuance Trust	0.606%	8/20/14	29,300	29,319
3,5	Citibank Credit Card Issuance Trust	0.326%	10/20/14	48,950	48,644
3,5	Citibank Credit Card Issuance Trust	0.506%	12/17/14	87,300	87,113
5	Citibank Credit Card Issuance Trust	2.250%	12/23/14	143,500	145,301
3,5	Citibank Credit Card Issuance Trust	0.656%	2/20/15	18,200	17,538
5	Citibank Credit Card Issuance Trust	4.850%	4/22/15	216,700	234,781
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	90,443
3,5	Citibank Credit Card Issuance Trust	0.732%	3/24/17	4,380	4,106
3,5	Citibank Credit Card Issuance Trust	1.456%	5/22/17	22,500	23,381
3,5	Citibank Credit Card Issuance Trust	0.317%	12/17/18	30,100	29,352
3,5	Citibank Credit Card Issuance Trust	0.343%	12/17/18	54,625	53,181
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	26,958
3,5	Citibank Credit Card Issuance Trust	1.631%	5/20/20	61,200	65,240
[3,5,6]	Citibank Omni Master Trust	2.354%	5/16/16	138,300	140,070
5,6	Citibank Omni Master Trust	5.350%	8/15/18	55,725	58,792
5	Citibank Omni Master Trust	4.900%	11/15/18	7,410	7,671
5,6	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	59,700	60,765
5,6	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	16,125	16,465
5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	41,000	42,672
3,5	Citigroup Mortgage Loan Trust Inc.	5.853%	7/25/37	32,354	24,714
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	60,025	61,502
5	CNH Equipment Trust	5.280%	11/15/12	13,000	13,437
5	CNH Equipment Trust	3.000%	8/17/15	27,600	28,022
5	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	19,000	19,548
3,5	Countrywide Home Loan Mortgage Pass
	Through Trust	3.899%	5/25/33	3,478	2,997
3,5	Countrywide Home Loan Mortgage Pass
	Through Trust	3.831%	11/19/33	4,860	4,706
3,5	Countrywide Home Loan Mortgage Pass
	Through Trust	5.250%	3/20/36	26,278	15,757
3,5	Countrywide Home Loan Mortgage Pass
	Through Trust	5.241%	2/25/47	34,205	20,768
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	45,700	47,067
5	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	17,485	18,149
5	Credit Suisse Mortgage Capital Certificates	5.911%	6/15/39	36,575	37,884
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	29,100	29,835
3,5	Discover Card Master Trust	1.554%	12/15/14	212,405	216,651
3,5	Discover Card Master Trust	1.554%	2/17/15	88,825	90,699
3,5	Discover Card Master Trust	0.597%	6/15/15	146,150	146,058

3,5	Discover Card Master Trust	0.904%	9/15/15	120,273	121,270
5	Discover Card Master Trust	5.650%	12/15/15	79,100	87,664
3,5	Discover Card Master Trust I	0.000%	10/16/13		—
3,5	Discover Card Master Trust I	0.304%	10/16/14	5,965	5,930
3,5	Discover Card Master Trust I	0.344%	6/16/15	7,900	7,844
3,5	Discover Card Master Trust I	0.334%	1/19/16	64,488	63,845
3,5	Discover Card Master Trust I	0.334%	9/15/16	21,500	21,241
3,5	First Horizon Asset Securities Inc.	5.606%	11/25/36	21,677	17,303
3	First Horizon Asset Securities Inc.	5.476%	1/25/37	52,492	41,893
5,6	Ford Credit Auto Lease Trust	1.040%	3/15/13	61,130	61,105
5,6	Ford Credit Auto Lease Trust	1.620%	11/15/13	31,120	31,178
5,6	Ford Credit Auto Lease Trust	3.710%	1/15/14	35,700	36,482
5	Ford Credit Auto Owner Trust	4.950%	3/15/13	5,550	5,824
3	Ford Credit Auto Owner Trust	2.004%	4/15/13	36,100	36,844
5	Ford Credit Auto Owner Trust	2.790%	8/15/13	104,500	106,922
5	Ford Credit Auto Owner Trust	2.170%	10/15/13	33,550	33,944
5	Ford Credit Auto Owner Trust	4.500%	7/15/14	25,200	27,010
5	Ford Credit Auto Owner Trust	2.980%	8/15/14	12,925	13,333
5	Ford Credit Auto Owner Trust	2.930%	11/15/15	5,900	5,909
5	Ford Credit Auto Owner Trust	3.220%	3/15/16	6,040	6,051
3,5	Ford Credit Floorplan Master Owner Trust	1.804%	9/15/14	62,700	63,280
[3,5,6]	Ford Credit Floorplan Master Owner Trust	1.904%	12/15/14	42,980	43,508
[3,5,6]	Ford Credit Floorplan Master Owner Trust	2.504%	12/15/14	39,500	40,377
[3,5,6]	Ford Credit Floorplan Master Owner Trust	2.904%	12/15/14	88,458	90,745
5	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	3,960	4,072
5	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	10,396	10,567
3,5	GMAC Mortgage Corp. Loan Trust	5.286%	11/19/35	9,712	8,143
[3,5,6]	Golden Credit Card Trust	1.254%	7/15/17	91,100	91,264
3	Granite Master Issuer PLC	0.296%	12/17/54	5,598	5,248
3	Granite Master Issuer PLC	0.326%	12/20/54	16,666	15,680
5	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	53,455	54,534
5	Greenwich Capital Commercial Funding
	Corp.	4.799%	8/10/42	16,700	17,020
5	Harley-Davidson Motorcycle Trust	3.190%	11/15/13	21,620	22,095
5	Harley-Davidson Motorcycle Trust	1.870%	2/15/14	28,950	29,231
5	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	65,300	66,571
5	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	4,655	4,739
5	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	8,780	9,099
5	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	8,000	8,155
5,6	Hertz Vehicle Financing LLC	5.290%	3/25/16	54,400	56,751
5	Hyundai Auto Receivables Trust	3.150%	3/15/16	37,850	39,121
[3,5,6]	Hyundai Floorplan Master Owner Trust	1.504%	11/17/14	9,510	9,568
5,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	20,500	21,864
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	9,369	9,699
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	18,700	19,102
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	50,700	52,571
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	44,610	46,084
5,6	JPMorgan Auto Receivables Trust	5.220%	9/15/12	50,499	51,630
3,6	Kildare Securities Ltd.	0.314%	12/10/43	33,524	32,270
5	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	37,500	38,522
5	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	23,850
3,5	Mastr Adjustable Rate Mortgages Trust	2.285%	4/25/34	5,488	4,779

3,5	MBNA Credit Card Master Note Trust	1.604%	10/15/14	2,075	2,065
3,5	MBNA Credit Card Master Note Trust	0.674%	7/15/15	53,440	51,550
3,5	MBNA Credit Card Master Note Trust	1.154%	11/15/16	24,240	23,415
3,5	Merrill Lynch Mortgage Investors Inc.	1.883%	2/25/33	4,805	4,171
3,5	Merrill Lynch Mortgage Investors Inc.	3.325%	7/25/33	1,860	1,877
5	Merrill Lynch Mortgage Trust	4.556%	6/12/43	14,703	14,710
5	Merrill Lynch Mortgage Trust	5.915%	6/12/50	38,100	39,293
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,700	3,801
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	23,500	23,982
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	10,300	10,603
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	19,865	20,316
5	Morgan Stanley Capital I	5.802%	6/11/42	81,050	83,623
5	Morgan Stanley Capital I	4.989%	8/13/42	63,930	66,554
5	Morgan Stanley Capital I	5.374%	3/12/44	24,578	24,839
5	Morgan Stanley Capital I	5.623%	12/12/49	16,800	17,272
5	Morgan Stanley Capital I	5.090%	10/12/52	19,825	20,061
3,5	Morgan Stanley Mortgage Loan Trust	5.342%	6/25/36	29,963	25,438
3,5	National City Credit Card Master Trust	0.304%	8/15/12	57,400	57,322
3,5	National City Credit Card Master Trust	0.304%	3/17/14	24,825	24,493
[3,5,6]	Navistar Financial Dealer Note Master
	Trust	1.696%	10/26/15	23,900	24,001
5	Nissan Auto Lease Trust	3.510%	11/17/14	9,200	9,459
5	Nissan Auto Lease Trust	2.070%	1/15/15	52,625	53,277
5	Nissan Auto Lease Trust	2.650%	1/15/15	13,750	13,974
5	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	11,050	11,334
5	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	18,292	19,636
[3,5,6]	Nissan Master Owner Trust Receivables	1.404%	1/15/15	116,600	117,192
[3,5,6]	Nordstrom Private Label Credit Card
	Master Note Trust	0.314%	5/15/15	113,210	110,891
[3,5,6]	Permanent Master Issuer PLC	1.453%	7/15/42	110,800	110,345
3,5	Residential Funding Mortgage Securities I	5.806%	8/25/36	43,256	29,338
3,5	Residential Funding Mortgage Securities I	5.956%	9/25/36	18,764	12,678
3,5	Swift Master Auto Receivables Trust	0.354%	6/15/12	12,100	12,090
3,5	Swift Master Auto Receivables Trust	0.904%	10/15/12	21,395	21,364
5,6	Tidewater Auto Receivables Trust	5.920%	5/15/17	23,851	23,963
5	Volkswagen Auto Lease Trust	3.410%	4/16/12	55,380	56,760
5	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	31,930	32,127
5	Wachovia Bank Commercial Mortgage
	Trust	4.847%	10/15/41	21,500	22,236
3,5	Wachovia Bank Commercial Mortgage
	Trust	5.383%	10/15/44	2,500	2,646
5	Wachovia Bank Commercial Mortgage
	Trust	5.569%	5/15/46	29,100	29,901
5	Wachovia Bank Commercial Mortgage
	Trust	5.572%	10/15/48	34,705	35,679
5	Wachovia Bank Commercial Mortgage
	Trust	5.275%	11/15/48	16,490	16,924
3,5	WaMu Mortgage Pass Through Certificates	2.770%	1/25/33	487	451
3,5	WaMu Mortgage Pass Through Certificates	2.829%	8/25/33	3,838	3,743
3,5	WaMu Mortgage Pass Through Certificates	2.831%	9/25/33	5,239	4,973
3,5	Wells Fargo Mortgage Backed Securities
	Trust	5.508%	10/25/36	47,828	38,741
5	World Omni Auto Receivables Trust	3.330%	5/15/13	27,620	28,333

5	World Omni Auto Receivables Trust	5.120%	5/15/14	16,410	17,641
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,191,560)					8,308,679
Corporate Bonds (67.5%)
Finance (33.4%)
	Banking (23.1%)
6	Abbey National Treasury Services PLC	3.875%	11/10/14	16,625	16,719
6	ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	4,855
	American Express Bank FSB	5.550%	10/17/12	40,912	44,058
	American Express Bank FSB	5.500%	4/16/13	71,035	76,991
	American Express Centurion Bank	5.200%	11/26/10	29,300	30,018
	American Express Centurion Bank	5.550%	10/17/12	21,161	22,904
	American Express Co.	5.250%	9/12/11	8,300	8,717
	American Express Co.	4.875%	7/15/13	4,805	5,146
3	American Express Credit Corp.	0.399%	10/4/10	19,600	19,571
	American Express Credit Corp.	5.875%	5/2/13	9,360	10,237
	American Express Credit Corp.	7.300%	8/20/13	106,070	120,982
6	ANZ National International Ltd.	6.200%	7/19/13	18,175	20,177
	Astoria Financial Corp.	5.750%	10/15/12	11,850	12,059
6	Australia & New Zealand Banking Group
	Ltd.	3.700%	1/13/15	38,000	38,674
5	BAC Capital Trust XIV	5.630%	12/31/49	5,314	3,879
6	Banco do Brasil SA	4.500%	1/22/15	4,000	4,008
[3,5,6]	Banco Mercantil del Norte SA	6.135%	10/13/16	19,550	19,379
3,6	Banco Santander Chile	1.557%	4/20/12	45,000	45,084
6	Banco Santander Chile	2.875%	11/13/12	75,175	75,373
	Bank of America Corp.	5.375%	9/11/12	40,870	43,569
	Bank of America Corp.	4.875%	1/15/13	11,922	12,533
	Bank of America Corp.	7.375%	5/15/14	19,245	21,686
	Bank of America Corp.	4.500%	4/1/15	50,655	51,233
5	Bank of America Corp.	8.000%	12/29/49	24,375	24,314
	Bank of New York Mellon Corp.	4.950%	1/14/11	14,700	15,143
	Bank of New York Mellon Corp.	5.125%	11/1/11	3,450	3,652
	Bank of New York Mellon Corp.	6.375%	4/1/12	3,705	4,043
	Bank of New York Mellon Corp.	4.950%	11/1/12	80,322	87,203
	Bank of New York Mellon Corp.	4.500%	4/1/13	45,775	49,097
	Bank of New York Mellon Corp.	5.125%	8/27/13	8,366	9,180
	Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	35,294
	Bank of Nova Scotia	2.250%	1/22/13	184,500	186,251
3,6	Bank of Scotland PLC	0.312%	12/8/10	89,800	88,619
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	226,380	227,306
	Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	9,575	10,197
	Bank One Corp.	5.250%	1/30/13	13,965	14,938
	Barclays Bank PLC	2.500%	1/23/13	360,500	362,685
	Barclays Bank PLC	5.200%	7/10/14	60,450	64,757
5,6	Barclays Bank PLC	7.375%	12/15/49	4,420	4,344
	BB&T Corp.	3.100%	7/28/11	4,875	4,981
	BB&T Corp.	6.500%	8/1/11	30,200	31,879
	BB&T Corp.	3.850%	7/27/12	90,000	94,042
	BB&T Corp.	3.375%	9/25/13	23,450	24,198
	BB&T Corp.	5.700%	4/30/14	39,725	43,589
	Bear Stearns Cos. LLC	4.500%	10/28/10	24,158	24,614
3	Bear Stearns Cos. LLC	0.568%	1/31/11	25,020	25,053
	Bear Stearns Cos. LLC	5.350%	2/1/12	9,400	10,030
	Bear Stearns Cos. LLC	6.950%	8/10/12	170,543	189,719
	Bear Stearns Cos. LLC	5.700%	11/15/14	6,015	6,581
	BNP Paribas	3.250%	3/11/15	36,500	36,325

	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	2.125%	12/21/12	42,200	42,553
6	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	4.800%	6/24/15	13,800	14,406
6	BNP Paribas US Medium-Term Note
	Program LLC	5.125%	1/15/15	4,880	5,162
3,6	BTMU Curacao Holdings NV	0.586%	12/19/16	36,725	35,623
	Capital One Bank USA NA	5.750%	9/15/10	3,732	3,801
	Capital One Bank USA NA	6.500%	6/13/13	4,675	5,157
	Capital One Financial Corp.	4.800%	2/21/12	29,250	30,536
	Capital One Financial Corp.	6.250%	11/15/13	4,720	5,230
	Capital One Financial Corp.	7.375%	5/23/14	42,372	49,062
5,6	CBA Capital Trust II	6.024%	3/15/49	21,125	19,857
6,7	CBG Florida REIT Corp.	7.114%	2/15/49	25,100	816
	Charter One Bank NA	5.500%	4/26/11	16,300	16,683
	Citigroup Inc.	6.500%	1/18/11	17,458	18,088
	Citigroup Inc.	5.100%	9/29/11	8,000	8,330
	Citigroup Inc.	5.625%	8/27/12	65,600	69,138
	Citigroup Inc.	5.300%	10/17/12	87,627	92,175
	Citigroup Inc.	5.500%	4/11/13	89,358	94,401
	Citigroup Inc.	6.500%	8/19/13	95,365	103,527
	Citigroup Inc.	6.375%	8/12/14	8,300	9,002
6	Commonwealth Bank of Australia	2.750%	10/15/12	109,000	110,790
6	Commonwealth Bank of Australia	5.000%	11/6/12	19,600	20,876
6	Commonwealth Bank of Australia	3.500%	3/19/15	19,500	19,450
	Countrywide Financial Corp.	5.800%	6/7/12	6,800	7,240
3,6	Credit Agricole SA	0.302%	5/28/10	93,750	93,654
	Credit Suisse USA Inc.	6.125%	11/15/11	98,658	105,399
	Credit Suisse USA Inc.	6.500%	1/15/12	11,482	12,454
	Credit Suisse USA Inc.	5.125%	1/15/14	5,400	5,840
	Credit Suisse	3.450%	7/2/12	162,000	168,004
	Credit Suisse	5.000%	5/15/13	27,100	29,171
	Credit Suisse	5.500%	5/1/14	127,060	139,230
6	Danske Bank A/S	3.750%	4/1/15	21,000	21,132
3,6	DBS Bank Ltd.	0.470%	5/16/17	52,310	50,853
	Deutsche Bank AG	5.375%	10/12/12	69,585	74,997
	Deutsche Bank AG	2.375%	1/11/13	338,375	340,808
	Deutsche Bank AG	4.875%	5/20/13	45,566	48,789
	Deutsche Bank AG	3.450%	3/30/15	48,700	48,813
	Fifth Third Bancorp	6.250%	5/1/13	75,877	82,380
3	Goldman Sachs Group Inc.	0.588%	6/28/10	45,030	45,033
	Goldman Sachs Group Inc.	5.700%	9/1/12	4,650	4,937
	Goldman Sachs Group Inc.	5.450%	11/1/12	43,700	46,396
	Goldman Sachs Group Inc.	5.250%	4/1/13	2,575	2,714
	Goldman Sachs Group Inc.	4.750%	7/15/13	4,100	4,256
	Goldman Sachs Group Inc.	5.250%	10/15/13	36,940	39,033
	Goldman Sachs Group Inc.	6.000%	5/1/14	60,100	64,519
	Goldman Sachs Group Inc.	5.000%	10/1/14	4,450	4,606
	Goldman Sachs Group Inc.	5.625%	1/15/17	5,870	5,806
	Goldman Sachs Group Inc.	6.150%	4/1/18	20,000	20,770
	HSBC Bank PLC	6.950%	3/15/11	23,187	24,315
6	ICICI Bank Ltd.	5.750%	1/12/12	9,125	9,501
6	ING Bank NV	2.650%	1/14/13	47,200	47,190
	Intesa Sanpaolo	2.375%	12/21/12	139,200	140,354
	JPMorgan Chase & Co.	4.600%	1/17/11	9,350	9,610
	JPMorgan Chase & Co.	6.750%	2/1/11	131,313	136,853
	JPMorgan Chase & Co.	5.600%	6/1/11	14,600	15,299
	JPMorgan Chase & Co.	4.850%	6/16/11	29,150	30,362

	JPMorgan Chase & Co.	6.625%	3/15/12	40,401	43,926
	JPMorgan Chase & Co.	5.375%	10/1/12	31,362	34,056
	JPMorgan Chase & Co.	5.750%	1/2/13	57,818	62,552
	JPMorgan Chase & Co.	4.750%	5/1/13	57,470	61,447
	JPMorgan Chase & Co.	4.875%	3/15/14	3,460	3,670
	JPMorgan Chase & Co.	4.891%	9/1/15	10,570	10,583
5	JPMorgan Chase & Co.	7.900%	12/29/49	18,000	18,900
	KeyCorp	6.500%	5/14/13	87,625	95,005
5,6	Lloyds Banking Group PLC	6.267%	11/14/49	23,575	15,322
6	Lloyds TSB Bank PLC	4.375%	1/12/15	46,075	45,663
3,6	Manufacturers & Traders Trust Co.	1.791%	4/1/13	18,050	17,579
5	Mellon Capital IV	6.244%	6/29/49	32,825	30,855
3	Merrill Lynch & Co. Inc.	0.482%	6/5/12	25,000	24,463
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	11,208	11,992
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	113,565	120,346
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	43,175	46,823
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	10,250	10,668
	Morgan Stanley	6.750%	4/15/11	59,070	62,078
	Morgan Stanley	5.625%	1/9/12	87,150	92,507
	Morgan Stanley	5.250%	11/2/12	4,985	5,310
	Morgan Stanley	5.300%	3/1/13	125,681	133,410
	Morgan Stanley	6.000%	5/13/14	53,110	57,167
	Morgan Stanley	4.200%	11/20/14	5,900	5,934
	National Australia Bank Ltd.	8.600%	5/19/10	18,760	18,815
6	National Australia Bank Ltd.	3.750%	3/2/15	34,340	34,925
	National City Bank of Kentucky	6.300%	2/15/11	8,700	9,021
	National City Bank of Pennsylvania	7.250%	10/21/11	6,228	6,659
	National City Bank	6.250%	3/15/11	2,000	2,083
	National City Bank	6.200%	12/15/11	16,300	17,514
	National City Bank	4.625%	5/1/13	4,170	4,388
6	Nordea Bank AB	2.500%	11/13/12	78,000	78,769
6	Nordea Bank AB	3.700%	11/13/14	16,000	16,412
	North Fork Bancorporation Inc.	5.875%	8/15/12	8,070	8,525
	Northern Trust Corp.	5.500%	8/15/13	10,225	11,324
	PNC Funding Corp.	5.125%	12/14/10	28,155	28,892
	PNC Funding Corp.	5.400%	6/10/14	6,820	7,450
	PNC Funding Corp.	3.625%	2/8/15	34,200	34,854
6	Rabobank Nederland NV	2.650%	8/17/12	41,475	42,415
6	Rabobank Nederland NV	4.200%	5/13/14	42,485	44,588
	Regions Financial Corp.	7.000%	3/1/11	9,385	9,554
	Regions Financial Corp.	4.875%	4/26/13	29,300	29,409
	Royal Bank of Canada	2.250%	3/15/13	151,285	152,666
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	29,828	30,172
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	6,300	6,193
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	25,475	24,511
6	Royal Bank of Scotland PLC	4.875%	8/25/14	138,092	141,568
	Royal Bank of Scotland PLC	4.875%	3/16/15	14,750	15,074
	Santander Financial Issuances Ltd.	6.375%	2/15/11	17,675	18,399
	Santander Holdings USA Inc.	4.800%	9/1/10	7,000	7,083
3	Sovereign Bank	1.959%	8/1/13	2,247	2,226
3	Sovereign Bank	2.111%	4/1/14	16,040	15,678
3,5	State Street Capital Trust III	8.250%	3/15/42	7,450	7,636
	State Street Corp.	7.650%	6/15/10	8,075	8,141
3	State Street Corp.	0.438%	4/30/12	5,000	4,986
6	Svenska Handelsbanken AB	4.875%	6/10/14	48,700	51,677
3	UBS AG	1.352%	2/23/12	146,200	147,065
3,6	Unicredit Luxembourg Finance SA	0.638%	1/13/17	51,600	48,435
	Union Planters Corp.	4.375%	12/1/10	1,500	1,515

	Union Planters Corp.	7.750%	3/1/11	1,000	1,023
	US Bancorp	2.125%	2/15/13	54,600	54,733
	US Bancorp	4.200%	5/15/14	34,100	35,856
	US Bank NA	6.375%	8/1/11	60,469	64,340
	US Bank NA	6.300%	2/4/14	37,150	41,831
5	USB Capital IX	6.189%	4/15/49	53,940	46,928
5,6	USB Realty Corp.	6.091%	12/15/49	11,750	9,973
	Wachovia Bank NA	7.800%	8/18/10	38,950	39,748
	Wachovia Bank NA	4.800%	11/1/14	18,250	19,160
	Wachovia Bank NA	4.875%	2/1/15	4,000	4,212
	Wachovia Bank NA	5.000%	8/15/15	9,750	10,300
5	Wachovia Capital Trust III	5.800%	12/31/49	27,485	23,637
	Wachovia Corp.	4.375%	6/1/10	4,050	4,062
	Wachovia Corp.	5.350%	3/15/11	27,047	28,103
3	Wachovia Corp.	0.433%	10/15/11	50,850	50,682
	Wachovia Corp.	5.300%	10/15/11	17,845	18,881
	Wachovia Corp.	5.500%	5/1/13	127,495	138,716
7	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.550%	6/16/10	8,965	4,393
7	Washington Mutual Bank / Debt not
	acquired by JPMorgan	6.875%	6/15/11	21,983	220
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,975	6,307
	Wells Fargo & Co.	4.625%	8/9/10	5,270	5,327
	Wells Fargo & Co.	5.250%	10/23/12	34,185	36,860
	Wells Fargo & Co.	4.375%	1/31/13	24,750	26,214
	Wells Fargo & Co.	3.750%	10/1/14	32,925	33,666
	Wells Fargo & Co.	3.625%	4/15/15	39,000	39,594
	Wells Fargo Bank NA	6.450%	2/1/11	57,550	59,939
5	Wells Fargo Capital XIII	7.700%	12/29/49	19,500	20,280
5	Wells Fargo Capital XV	9.750%	12/29/49	11,700	13,104
	Wells Fargo Financial Inc.	5.500%	8/1/12	5,650	6,072
	Westpac Banking Corp.	2.250%	11/19/12	209,751	212,253
	Westpac Banking Corp.	4.200%	2/27/15	41,700	43,454
6	Westpac Securities NZ Ltd.	2.625%	1/28/13	80,000	80,900

	Brokerage (0.5%)
	BlackRock Inc.	3.500%	12/10/14	28,120	28,819
6	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	12,400	12,800
	Charles Schwab Corp.	4.950%	6/1/14	24,740	26,598
	Jefferies Group Inc.	5.875%	6/8/14	6,950	7,408
	Jefferies Group Inc.	8.500%	7/15/19	9,320	10,607
[3,7] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	9,410	9
[3,7] Lehman Brothers Holdings Inc.		2.911%	8/21/09	24,450	5,318
[3,7] Lehman Brothers Holdings Inc.		2.907%	11/16/09	38,620	8,110
[3,7] Lehman Brothers Holdings Inc.		2.951%	5/25/10	19,555	4,278
7	Lehman Brothers Holdings Inc.	5.750%	7/18/11	69,400	14,227
7	Lehman Brothers Holdings Inc.	5.625%	1/24/13	9,200	2,070
	Nomura Holdings Inc.	5.000%	3/4/15	11,675	12,241
	TD Ameritrade Holding Corp.	2.950%	12/1/12	46,825	47,588

	Finance Companies (3.7%)
	American General Finance Corp.	4.875%	5/15/10	5,200	5,194
	American General Finance Corp.	5.200%	12/15/11	12,700	12,192
	American General Finance Corp.	4.875%	7/15/12	16,678	15,385
	General Electric Capital Corp.	5.500%	4/28/11	5,235	5,465
	General Electric Capital Corp.	5.000%	11/15/11	19,900	21,021
	General Electric Capital Corp.	5.875%	2/15/12	9,401	10,121
	General Electric Capital Corp.	4.375%	3/3/12	17,175	18,003

	General Electric Capital Corp.	5.000%	4/10/12	39,810	42,346
	General Electric Capital Corp.	6.000%	6/15/12	30,000	32,608
	General Electric Capital Corp.	3.500%	8/13/12	38,140	39,536
	General Electric Capital Corp.	5.250%	10/19/12	181,373	195,438
	General Electric Capital Corp.	2.800%	1/8/13	53,625	54,501
	General Electric Capital Corp.	5.450%	1/15/13	13,800	14,968
	General Electric Capital Corp.	4.800%	5/1/13	68,840	73,789
	General Electric Capital Corp.	5.900%	5/13/14	13,715	15,222
	General Electric Capital Corp.	5.500%	6/4/14	4,700	5,142
[3,5] General Electric Capital Corp.		6.375%	11/15/67	14,450	13,728
[3,5] HSBC Finance Capital Trust IX		5.911%	11/30/35	5,000	4,550
	HSBC Finance Corp.	4.625%	9/15/10	50,700	51,376
	HSBC Finance Corp.	5.250%	1/14/11	89,775	92,170
	HSBC Finance Corp.	6.750%	5/15/11	87,425	92,196
	HSBC Finance Corp.	5.700%	6/1/11	58,650	61,238
	HSBC Finance Corp.	6.375%	10/15/11	101,295	107,746
	HSBC Finance Corp.	7.000%	5/15/12	5,850	6,400
	HSBC Finance Corp.	5.900%	6/19/12	95,578	103,081
3	HSBC Finance Corp.	0.607%	9/14/12	7,800	7,671
	HSBC Finance Corp.	6.375%	11/27/12	16,832	18,485
	HSBC Finance Corp.	5.250%	1/15/14	39,403	42,141
3	HSBC Finance Corp.	0.682%	6/1/16	14,500	13,638
	International Lease Finance Corp.	4.875%	9/1/10	13,377	13,277
	International Lease Finance Corp.	5.125%	11/1/10	9,750	9,738
	International Lease Finance Corp.	4.950%	2/1/11	45,000	44,662
	International Lease Finance Corp.	5.450%	3/24/11	43,065	42,742
	International Lease Finance Corp.	5.750%	6/15/11	19,275	19,179
	International Lease Finance Corp.	5.300%	5/1/12	16,575	16,078
3	SLM Corp.	0.457%	3/15/11	8,900	8,754
6	USAA Capital Corp.	3.500%	7/17/14	9,600	9,770

	Insurance (5.3%)
	ACE INA Holdings Inc.	5.875%	6/15/14	14,690	16,319
	Aetna Inc.	7.875%	3/1/11	4,720	4,980
	Aetna Inc.	5.750%	6/15/11	26,652	27,991
6	AIG SunAmerica Global Financing VI	6.300%	5/10/11	16,625	17,290
	Allstate Corp.	6.125%	2/15/12	8,950	9,668
	Allstate Corp.	6.200%	5/16/14	12,700	14,264
	Allstate Corp.	5.000%	8/15/14	400	432
	Allstate Life Global Funding Trusts	5.375%	4/30/13	10,000	10,974
	American International Group Inc.	5.050%	10/1/15	39,550	37,177
6	ASIF Global Financing XIX	4.900%	1/17/13	24,250	24,614
	Axis Capital Holdings Ltd.	5.750%	12/1/14	31,770	33,530
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	53,900	56,809
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	25,245	27,066
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,875	5,238
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,200	5,693
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	13,900	15,139
	Berkshire Hathaway Inc.	2.125%	2/11/13	147,750	149,649
	Chubb Corp.	5.200%	4/1/13	2,067	2,241
3,5	Chubb Corp.	6.375%	3/29/67	3,760	3,773
	CNA Financial Corp.	6.000%	8/15/11	16,835	17,553
	Coventry Health Care Inc.	5.875%	1/15/12	18,875	19,721
	Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,363
5	ING Groep NV	5.775%	12/8/49	11,170	9,271
6	Jackson National Life Global Funding	5.375%	5/8/13	44,193	47,444
6	John Hancock Global Funding II	6.500%	3/1/11	8,000	8,310
[3,5,6] Liberty Mutual Group Inc.		7.000%	3/15/37	5,320	4,695

	Lincoln National Corp.	5.650%	8/27/12	20,075	21,394
3,5	Lincoln National Corp.	6.050%	4/20/67	8,340	7,180
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	11,770	12,615
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	3,925	4,133
3,6	MassMutual Global Funding II	0.370%	4/21/11	117,100	116,595
3,6	MassMutual Global Funding II	0.412%	12/6/13	14,950	14,820
3,6	Merna Reinsurance Ltd.	2.040%	7/7/10	18,330	18,216
3,6	Metropolitan Life Global Funding I	0.410%	5/18/10	48,900	48,872
6	Metropolitan Life Global Funding I	2.875%	9/17/12	97,575	99,688
6	Metropolitan Life Global Funding I	2.500%	1/11/13	35,500	35,778
6	Metropolitan Life Global Funding I	5.125%	4/10/13	64,787	69,949
6	Metropolitan Life Global Funding I	5.125%	6/10/14	12,615	13,546
6	Monumental Global Funding III	5.250%	1/15/14	7,565	7,983
6	New York Life Global Funding	4.625%	8/16/10	9,360	9,470
6	New York Life Global Funding	5.250%	10/16/12	9,340	10,159
6	New York Life Global Funding	4.650%	5/9/13	5,400	5,800
6	New York Life Global Funding	5.375%	9/15/13	10,660	11,788
6	New York Life Global Funding	3.000%	5/4/15	10,375	10,390
5,6	Oil Insurance Ltd.	7.558%	6/30/49	13,225	11,770
6	Pacific Life Global Funding	5.150%	4/15/13	4,850	5,220
6	Pricoa Global Funding I	5.625%	5/24/11	1,125	1,174
6	Pricoa Global Funding I	4.625%	6/25/12	7,580	8,022
6	Pricoa Global Funding I	5.400%	10/18/12	27,095	29,122
6	Pricoa Global Funding I	5.450%	6/11/14	50,000	54,253
	Principal Financial Group Inc.	7.875%	5/15/14	13,750	15,776
6	Principal Life Global Funding I	4.400%	10/1/10	9,800	9,922
6	Principal Life Global Funding I	6.250%	2/15/12	12,650	13,590
6	Principal Life Global Funding I	5.250%	1/15/13	2,425	2,598
6	Principal Life Global Funding I	5.125%	10/15/13	34,280	36,707
	Principal Life Income Funding Trusts	5.125%	3/1/11	37,400	38,571
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,500	1,621
	Principal Life Income Funding Trusts	5.300%	4/24/13	11,000	11,861
	Prudential Financial Inc.	5.800%	6/15/12	31,100	33,374
	Prudential Financial Inc.	3.625%	9/17/12	29,275	30,261
	Prudential Financial Inc.	2.750%	1/14/13	48,500	48,816
	Prudential Financial Inc.	5.100%	9/20/14	9,350	9,996
	Prudential Financial Inc.	6.200%	1/15/15	4,890	5,404
6	TIAA Global Markets Inc.	4.950%	7/15/13	5,800	6,308
	Travelers Cos. Inc.	5.375%	6/15/12	18,258	19,680
3,5	Travelers Cos. Inc.	6.250%	3/15/37	16,175	15,899
	Travelers Property Casualty Corp.	5.000%	3/15/13	18,740	20,242
	UnitedHealth Group Inc.	5.125%	11/15/10	65,120	66,633
	UnitedHealth Group Inc.	5.250%	3/15/11	19,300	19,972
	UnitedHealth Group Inc.	5.500%	11/15/12	20,125	21,809
	UnitedHealth Group Inc.	4.875%	2/15/13	37,455	39,994
	UnitedHealth Group Inc.	4.875%	4/1/13	34,844	37,352
	UnitedHealth Group Inc.	4.750%	2/10/14	3,215	3,415
	UnitedHealth Group Inc.	5.000%	8/15/14	11,035	11,805
	WellPoint Health Networks Inc.	6.375%	1/15/12	9,550	10,287
	WellPoint Inc.	5.000%	1/15/11	16,768	17,229
	WellPoint Inc.	6.800%	8/1/12	31,358	34,711
	WellPoint Inc.	6.000%	2/15/14	41,400	45,822
	Willis North America Inc.	5.125%	7/15/10	8,040	8,107
	Willis North America Inc.	5.625%	7/15/15	25,916	26,661
	XL Capital Finance Europe PLC	6.500%	1/15/12	32,275	34,155
6	Xlliac Global Funding	4.800%	8/10/10	15,700	15,716
[3,5,6]	ZFS Finance USA Trust I	5.875%	5/9/32	4,270	4,078

Real Estate Investment Trusts (0.8%)
Arden Realty LP	5.200%	9/1/11	7,700	8,039
Boston Properties LP	6.250%	1/15/13	11,015	11,992
Brandywine Operating Partnership LP	5.750%	4/1/12	4,779	5,017
Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	4,998
Developers Diversified Realty Corp.	5.250%	4/15/11	7,330	7,403
Developers Diversified Realty Corp.	5.375%	10/15/12	14,000	14,140
Duke Realty LP	4.625%	5/15/13	9,725	9,936
Duke Realty LP	6.250%	5/15/13	10,076	10,765
HCP Inc.	4.875%	9/15/10	19,480	19,754
Hospitality Properties Trust	7.875%	8/15/14	8,350	9,336
Kimco Realty Corp.	4.820%	8/15/11	14,035	14,470
Liberty Property LP	6.375%	8/15/12	19,020	20,383
Simon Property Group LP	4.875%	8/15/10	17,950	18,075
Simon Property Group LP	5.300%	5/30/13	30,974	33,199
Simon Property Group LP	6.750%	5/15/14	2,760	3,064
6 WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	43,645	46,704
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	23,125	26,400
6 WT Finance Aust Pty Ltd. / Westfield Capital /
WEA Finance LLC	4.375%	11/15/10	18,930	19,209
				12,047,534
Industrial (28.8%)
Basic Industry (1.5%)
Air Products & Chemicals Inc.	4.150%	2/1/13	12,300	12,887
Alcoa Inc.	6.000%	7/15/13	66,800	71,511
ArcelorMittal	5.375%	6/1/13	45,250	48,416
ArcelorMittal USA Inc.	6.500%	4/15/14	12,775	14,032
Barrick Gold Financeco LLC	6.125%	9/15/13	23,225	26,004
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	19,175	20,489
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,532
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	9,150	10,151
Dow Chemical Co.	4.850%	8/15/12	19,400	20,543
Dow Chemical Co.	7.600%	5/15/14	42,375	49,042
Dow Chemical Co.	5.900%	2/15/15	11,250	12,346
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	11,116	12,089
International Paper Co.	5.300%	4/1/15	4,750	5,080
International Paper Co.	7.950%	6/15/18	7,250	8,602
PPG Industries Inc.	5.750%	3/15/13	15,810	17,271
Praxair Inc.	1.750%	11/15/12	23,500	23,625
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	40,554	44,759
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	92,275	111,657
Rohm and Haas Co.	5.600%	3/15/13	20,310	21,753
Sherwin-Williams Co.	3.125%	12/15/14	4,450	4,505

Capital Goods (3.2%)
Allied Waste North America Inc.	7.125%	5/15/16	4,750	5,201
Allied Waste North America Inc.	6.875%	6/1/17	9,125	10,038
6 BAE Systems Holdings Inc.	4.750%	8/15/10	23,636	23,857
6 BAE Systems Holdings Inc.	6.400%	12/15/11	9,500	10,193
Bemis Co. Inc.	5.650%	8/1/14	20,130	21,954
Boeing Capital Corp.	6.500%	2/15/12	27,846	30,468
Boeing Capital Corp.	5.800%	1/15/13	17,298	18,973
Boeing Co.	1.875%	11/20/12	37,500	37,771
Boeing Co.	3.500%	2/15/15	4,750	4,911
Caterpillar Financial Services Corp.	4.300%	6/1/10	1,000	1,003
Caterpillar Financial Services Corp.	5.125%	10/12/11	19,625	20,752
Caterpillar Financial Services Corp.	5.750%	2/15/12	73,500	79,250

Caterpillar Financial Services Corp.	4.250%	2/8/13	33,195	35,329
Caterpillar Financial Services Corp.	2.000%	4/5/13	48,250	48,458
Cooper US Inc.	5.250%	11/15/12	9,365	10,164
CRH America Inc.	5.625%	9/30/11	73,425	77,156
CRH America Inc.	6.950%	3/15/12	9,300	10,140
CRH America Inc.	5.300%	10/15/13	18,677	20,042
Eaton Corp.	5.750%	7/15/12	7,950	8,670
Emerson Electric Co.	4.125%	4/15/15	9,220	9,742
General Dynamics Corp.	1.800%	7/15/11	9,000	9,087
General Dynamics Corp.	5.250%	2/1/14	15,260	16,783
General Electric Co.	5.000%	2/1/13	132,138	142,688
Harsco Corp.	5.125%	9/15/13	8,000	8,595
Honeywell International Inc.	6.125%	11/1/11	8,013	8,637
Honeywell International Inc.	4.250%	3/1/13	4,250	4,543
Illinois Tool Works Inc.	5.150%	4/1/14	22,925	25,181
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	28,020	30,920
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	39,607	48,488
John Deere Capital Corp.	5.400%	10/17/11	23,350	24,779
John Deere Capital Corp.	7.000%	3/15/12	45,448	50,254
John Deere Capital Corp.	5.250%	10/1/12	80,440	87,446
John Deere Capital Corp.	4.900%	9/9/13	18,328	20,040
John Deere Capital Corp.	2.950%	3/9/15	58,750	59,258
L-3 Communications Corp.	6.125%	7/15/13	1,550	1,564
L-3 Communications Corp.	6.125%	1/15/14	3,400	3,443
L-3 Communications Corp.	5.875%	1/15/15	5,600	5,642
Lafarge SA	6.150%	7/15/11	1,850	1,927
Northrop Grumman Systems Corp.	7.125%	2/15/11	9,375	9,833
Roper Industries Inc.	6.625%	8/15/13	36,590	40,773
6 Siemens Financieringsmaatschappij NV	5.500%	2/16/12	35,545	38,102
Textron Financial Corp.	4.600%	5/3/10	7,844	7,845
Textron Financial Corp.	5.400%	4/28/13	14,470	15,055
Tyco International Finance SA	6.375%	10/15/11	9,765	10,452
Tyco International Finance SA	4.125%	10/15/14	3,350	3,505
Tyco International Finance SA	8.500%	1/15/19	10,600	13,437

Communication (7.2%)
America Movil SAB de CV	5.500%	3/1/14	8,450	9,217
American Tower Corp.	4.625%	4/1/15	6,875	7,115
AT&T Corp.	7.300%	11/15/11	55,836	60,902
AT&T Inc.	5.875%	2/1/12	16,100	17,367
AT&T Inc.	4.950%	1/15/13	18,295	19,759
AT&T Inc.	6.700%	11/15/13	48,871	56,316
AT&T Mobility LLC	6.500%	12/15/11	25,955	28,120
British Telecommunications PLC	9.125%	12/15/10	68,983	72,220
British Telecommunications PLC	5.150%	1/15/13	34,027	36,226
CBS Corp.	8.200%	5/15/14	27,050	31,856
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	189,777	195,231
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	28,250	30,109
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	66,285	77,036
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	10,405	11,496
CenturyTel Inc.	7.875%	8/15/12	18,250	20,363
CenturyTel Inc.	5.000%	2/15/15	4,750	4,843
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	16,250	18,875

Comcast Cable Communications LLC	6.750%	1/30/11	19,750	20,570
Comcast Corp.	5.450%	11/15/10	28,275	28,980
Comcast Corp.	5.500%	3/15/11	29,190	30,315
Comcast Corp.	5.300%	1/15/14	25,273	27,531
Comcast Corp.	6.500%	1/15/15	7,750	8,792
COX Communications Inc.	6.750%	3/15/11	5,265	5,509
COX Communications Inc.	7.125%	10/1/12	39,137	43,889
COX Communications Inc.	4.625%	6/1/13	4,405	4,661
COX Communications Inc.	5.450%	12/15/14	26,810	29,391
6 COX Enterprises Inc.	7.875%	9/15/10	12,000	12,264
Deutsche Telekom International Finance BV	8.500%	6/15/10	23,455	23,662
Deutsche Telekom International Finance BV	5.250%	7/22/13	13,950	15,025
Deutsche Telekom International Finance BV	5.875%	8/20/13	32,510	35,688
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,465
6 DIRECTV Holdings LLC	3.550%	3/15/15	24,400	24,304
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	12,125	12,831
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	6.375%	6/15/15	28,100	29,013
France Telecom SA	7.750%	3/1/11	112,587	118,807
France Telecom SA	4.375%	7/8/14	27,625	29,397
McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,200	6,668
6 NBC Universal Inc.	3.650%	4/30/15	24,400	24,524
New Cingular Wireless Services Inc.	7.875%	3/1/11	57,939	61,316
New Cingular Wireless Services Inc.	8.125%	5/1/12	81,025	91,618
6 New Communications Holdings Inc.	7.875%	4/15/15	10,525	10,854
6 New Communications Holdings Inc.	8.250%	4/15/17	14,050	14,524
News America Inc.	5.300%	12/15/14	14,770	16,264
5 Nynex Corp.	9.550%	5/1/10	2,104	2,105
6 Pearson PLC	7.000%	6/15/11	55,450	58,560
6 Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,905
Qwest Corp.	7.875%	9/1/11	7,450	7,916
Qwest Corp.	8.875%	3/15/12	40,840	44,618
Qwest Corp.	7.625%	6/15/15	11,590	12,749
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	10,576
Rogers Communications Inc.	7.875%	5/1/12	8,600	9,557
Rogers Communications Inc.	7.250%	12/15/12	22,925	25,906
Rogers Communications Inc.	6.375%	3/1/14	24,002	26,871
Telecom Italia Capital SA	4.875%	10/1/10	10,000	10,145
Telecom Italia Capital SA	6.200%	7/18/11	9,700	10,138
Telecom Italia Capital SA	5.250%	11/15/13	41,813	44,154
Telecom Italia Capital SA	6.175%	6/18/14	52,225	56,173
Telecom Italia Capital SA	4.950%	9/30/14	16,963	17,443
Telefonica Emisiones SAU	5.984%	6/20/11	112,190	118,189
Telefonica Emisiones SAU	5.855%	2/4/13	39,535	43,147
Telefonica Emisiones SAU	2.582%	4/26/13	58,500	58,674
Telefonica Europe BV	7.750%	9/15/10	9,913	10,149
Thomson Reuters Corp.	5.950%	7/15/13	35,240	39,364
Thomson Reuters Corp.	5.700%	10/1/14	9,125	10,119
Time Warner Cable Inc.	5.400%	7/2/12	51,200	55,102
Time Warner Cable Inc.	6.200%	7/1/13	32,655	36,351
Time Warner Cable Inc.	7.500%	4/1/14	20,795	24,103
Time Warner Cable Inc.	3.500%	2/1/15	11,500	11,615
Verizon Communications Inc.	4.350%	2/15/13	37,755	40,204
Verizon Communications Inc.	5.250%	4/15/13	69,525	76,081
Verizon Communications Inc.	5.500%	2/15/18	19,525	20,871
Verizon Global Funding Corp.	7.250%	12/1/10	39,430	40,926
Verizon Global Funding Corp.	6.875%	6/15/12	20,950	23,279

	Verizon Global Funding Corp.	7.375%	9/1/12	50,890	57,645
6	Vivendi SA	5.750%	4/4/13	18,225	19,609
	Vodafone Group PLC	5.500%	6/15/11	26,925	28,226
	Vodafone Group PLC	5.350%	2/27/12	48,185	51,456
	Vodafone Group PLC	5.000%	12/16/13	27,713	29,993
	WPP Finance UK	8.000%	9/15/14	22,360	25,946

	Consumer Cyclical (3.6%)
6	American Honda Finance Corp.	5.125%	12/15/10	24,390	24,996
6	American Honda Finance Corp.	2.375%	3/18/13	21,900	22,038
6	American Honda Finance Corp.	4.625%	4/2/13	18,650	19,946
6	American Honda Finance Corp.	6.700%	10/1/13	19,400	21,998
	Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,428
	CVS Caremark Corp.	5.750%	8/15/11	9,825	10,392
[3,5] CVS Caremark Corp.		6.302%	6/1/37	16,400	15,851
	Daimler Finance North America LLC	4.875%	6/15/10	29,480	29,601
	Daimler Finance North America LLC	8.000%	6/15/10	4,670	4,702
	Daimler Finance North America LLC	5.875%	3/15/11	37,200	38,663
	Daimler Finance North America LLC	7.300%	1/15/12	37,750	41,127
	Daimler Finance North America LLC	6.500%	11/15/13	8,776	9,785
	Darden Restaurants Inc.	5.625%	10/15/12	13,095	14,326
	Ford Motor Credit Co. LLC	7.000%	4/15/15	3,910	3,969
6	Harley-Davidson Funding Corp.	5.000%	12/15/10	9,300	9,441
6	Harley-Davidson Funding Corp.	5.250%	12/15/12	25,900	26,802
6	Harley-Davidson Funding Corp.	5.750%	12/15/14	5,975	6,111
	Historic TW Inc.	9.125%	1/15/13	28,598	33,553
	Hyundai Capital Services Inc.	5.625%	1/24/12	9,375	9,826
	JC Penney Corp. Inc.	9.000%	8/1/12	23,036	26,095
	Johnson Controls Inc.	5.250%	1/15/11	26,200	26,975
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	7,710	6,476
	Lennar Corp.	5.125%	10/1/10	5,300	5,379
	Lowe's Cos. Inc.	8.250%	6/1/10	8,600	8,646
	Lowe's Cos. Inc.	5.600%	9/15/12	18,275	20,058
	Macy's Retail Holdings Inc.	6.625%	4/1/11	17,146	17,918
	Macy's Retail Holdings Inc.	5.350%	3/15/12	20,092	21,097
	McDonald's Corp.	4.300%	3/1/13	13,325	14,280
	MGM Mirage	8.500%	9/15/10	5,600	5,656
	MGM Mirage	6.750%	4/1/13	3,825	3,634
	MGM Mirage	5.875%	2/27/14	4,000	3,500
6	Nissan Motor Acceptance Corp.	5.625%	3/14/11	39,200	40,408
6	Nissan Motor Acceptance Corp.	3.250%	1/30/13	14,550	14,799
	Nordstrom Inc.	6.750%	6/1/14	3,200	3,668
3	PACCAR Financial Corp.	0.300%	5/17/10	70,325	70,323
	PACCAR Financial Corp.	1.950%	12/17/12	32,950	33,162
3	PACCAR Financial Corp.	0.699%	4/5/13	50,535	50,578
	Staples Inc.	7.750%	4/1/11	4,900	5,194
	Staples Inc.	7.375%	10/1/12	22,580	25,143
	Staples Inc.	9.750%	1/15/14	23,900	29,158
	Target Corp.	5.875%	3/1/12	14,300	15,519
	Target Corp.	5.125%	1/15/13	9,340	10,169
	Tenneco Inc.	8.625%	11/15/14	4,400	4,499
	Time Warner Inc.	5.500%	11/15/11	24,883	26,407
	Time Warner Inc.	6.875%	5/1/12	26,212	28,835
	Toyota Motor Credit Corp.	1.900%	12/5/12	119,890	118,741
	Viacom Inc.	4.375%	9/15/14	9,290	9,747
6	Volvo Treasury AB	5.950%	4/1/15	3,950	4,094
	Wal-Mart Stores Inc.	4.250%	4/15/13	13,175	14,101
	Wal-Mart Stores Inc.	4.550%	5/1/13	2,600	2,800

Wal-Mart Stores Inc.	3.200%	5/15/14	50,000	51,645
Wal-Mart Stores Inc.	2.875%	4/1/15	4,230	4,262
Walgreen Co.	4.875%	8/1/13	60,850	66,330
3 Walt Disney Co.	0.374%	7/16/10	18,550	18,555
Walt Disney Co.	5.700%	7/15/11	3,475	3,678
Walt Disney Co.	6.375%	3/1/12	1,900	2,079
Walt Disney Co.	4.500%	12/15/13	53,806	58,002
Western Union Co.	5.400%	11/17/11	38,842	41,231
Western Union Co.	6.500%	2/26/14	28,250	31,848
Yum! Brands Inc.	8.875%	4/15/11	6,725	7,201

Consumer Noncyclical (6.3%)
Abbott Laboratories	3.750%	3/15/11	6,550	6,734
Abbott Laboratories	5.600%	5/15/11	6,070	6,381
Abbott Laboratories	5.150%	11/30/12	39,750	43,442
Altria Group Inc.	8.500%	11/10/13	70,200	82,756
AmerisourceBergen Corp.	5.625%	9/15/12	12,395	13,356
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	32,800	33,710
6 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	97,500	97,935
6 Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	54,700	62,945
6 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	12,900	14,030
AstraZeneca PLC	5.400%	9/15/12	39,650	43,385
AstraZeneca PLC	5.400%	6/1/14	1,330	1,476
Avon Products Inc.	5.625%	3/1/14	29,615	32,582
Baxter FinCo BV	4.750%	10/15/10	16,300	16,616
Baxter International Inc.	1.800%	3/15/13	13,650	13,692
Biogen Idec Inc.	6.000%	3/1/13	41,165	44,961
Boston Scientific Corp.	4.500%	1/15/15	34,100	33,436
Bottling Group LLC	6.950%	3/15/14	6,695	7,815
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,599
CareFusion Corp.	4.125%	8/1/12	4,660	4,883
CareFusion Corp.	5.125%	8/1/14	13,970	14,949
6 Cargill Inc.	6.375%	6/1/12	3,900	4,242
6 Cargill Inc.	5.200%	1/22/13	18,650	19,968
Clorox Co.	5.000%	3/1/13	2,750	2,974
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,602
Coca-Cola Co.	3.625%	3/15/14	23,800	25,058
Coca-Cola Enterprises Inc.	5.000%	8/15/13	20,400	22,339
Coca-Cola Enterprises Inc.	7.375%	3/3/14	14,575	17,159
Coca-Cola Enterprises Inc.	4.250%	3/1/15	4,500	4,805
Covidien International Finance SA	5.150%	10/15/10	18,680	19,003
Covidien International Finance SA	5.450%	10/15/12	6,750	7,388
Delhaize Group SA	5.875%	2/1/14	1,925	2,126
Diageo Capital PLC	5.200%	1/30/13	6,315	6,860
Diageo Finance BV	5.500%	4/1/13	9,250	10,160
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	9,400	9,488
Eli Lilly & Co.	3.550%	3/6/12	5,950	6,227
Express Scripts Inc.	5.250%	6/15/12	41,950	44,904
General Mills Inc.	5.650%	9/10/12	13,880	15,209
General Mills Inc.	5.250%	8/15/13	15,800	17,332
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	27,740	30,182
Hasbro Inc.	6.125%	5/15/14	7,675	8,521
HJ Heinz Co.	5.350%	7/15/13	7,175	7,831
Hormel Foods Corp.	6.625%	6/1/11	8,750	9,265
Hospira Inc.	5.550%	3/30/12	6,599	7,068
Hospira Inc.	5.900%	6/15/14	6,825	7,511
Kellogg Co.	5.125%	12/3/12	9,770	10,640
Kellogg Co.	4.250%	3/6/13	14,000	14,908

Koninklijke Philips Electronics NV	4.625%	3/11/13	13,925	14,893
Kraft Foods Inc.	5.625%	8/11/10	14,050	14,237
Kraft Foods Inc.	5.625%	11/1/11	29,480	31,294
Kraft Foods Inc.	6.000%	2/11/13	9,750	10,789
Kraft Foods Inc.	2.625%	5/8/13	58,500	59,698
Kraft Foods Inc.	5.250%	10/1/13	15,000	16,313
Kraft Foods Inc.	6.750%	2/19/14	21,475	24,348
Kroger Co.	6.750%	4/15/12	13,975	15,267
Kroger Co.	6.200%	6/15/12	3,550	3,862
Kroger Co.	5.000%	4/15/13	31,915	34,270
Kroger Co.	7.500%	1/15/14	13,725	15,937
Life Technologies Corp.	4.400%	3/1/15	14,600	14,957
McKesson Corp.	5.250%	3/1/13	9,750	10,429
McKesson Corp.	6.500%	2/15/14	9,070	10,182
6 Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,123
Medco Health Solutions Inc.	6.125%	3/15/13	29,200	31,971
Medco Health Solutions Inc.	7.250%	8/15/13	21,105	24,134
Medtronic Inc.	4.375%	9/15/10	4,000	4,055
Medtronic Inc.	4.500%	3/15/14	9,200	9,919
Medtronic Inc.	3.000%	3/15/15	34,000	34,325
Merck & Co. Inc.	1.875%	6/30/11	53,225	53,952
Molson Coors Capital Finance ULC	4.850%	9/22/10	6,575	6,676
Novartis Capital Corp.	1.900%	4/24/13	164,100	164,344
Novartis Capital Corp.	4.125%	2/10/14	31,775	33,842
PepsiAmericas Inc.	5.625%	5/31/11	4,715	4,939
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,341
PepsiCo Inc.	4.650%	2/15/13	22,166	23,939
PepsiCo Inc.	3.750%	3/1/14	9,750	10,246
Pfizer Inc.	4.450%	3/15/12	74,734	79,214
Pfizer Inc.	5.350%	3/15/15	52,000	57,766
Philip Morris International Inc.	4.875%	5/16/13	12,200	13,174
Philip Morris International Inc.	6.875%	3/17/14	18,431	21,282
Procter & Gamble Co.	4.600%	1/15/14	12,875	13,894
Procter & Gamble International Funding SCA	1.350%	8/26/11	19,325	19,485
Reynolds American Inc.	7.250%	6/1/13	7,800	8,677
Reynolds American Inc.	7.625%	6/1/16	3,050	3,416
6 Roche Holdings Inc.	4.500%	3/1/12	55,600	58,965
6 Roche Holdings Inc.	5.000%	3/1/14	4,900	5,346
6 SABMiller PLC	6.200%	7/1/11	27,465	28,829
6 SABMiller PLC	5.500%	8/15/13	9,557	10,394
Safeway Inc.	4.950%	8/16/10	13,675	13,837
Safeway Inc.	6.250%	3/15/14	9,650	10,819
St. Jude Medical Inc.	2.200%	9/15/13	48,750	48,767
St. Jude Medical Inc.	3.750%	7/15/14	18,575	19,240
Stryker Corp.	3.000%	1/15/15	13,600	13,720
Sysco Corp.	4.200%	2/12/13	9,255	9,829
6 Thermo Fisher Scientific Inc.	2.150%	12/28/12	18,750	18,662
Thermo Fisher Scientific Inc.	5.000%	6/1/15	6,730	7,280
Unilever Capital Corp.	3.650%	2/15/14	23,300	24,399
Whirlpool Corp.	5.500%	3/1/13	37,511	39,935
Wyeth	5.500%	3/15/13	66,330	72,676
Wyeth	5.500%	2/1/14	28,275	31,381

Energy (3.0%)
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	33,119
BP Capital Markets PLC	5.250%	11/7/13	50,040	55,131
BP Capital Markets PLC	3.625%	5/8/14	54,350	56,816
BP Capital Markets PLC	3.875%	3/10/15	9,340	9,737

Burlington Resources Finance Co.	6.500%	12/1/11	1,865	2,025
Canadian Natural Resources Ltd.	6.700%	7/15/11	9,450	10,055
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	15,114
6 Cenovus Energy Inc.	4.500%	9/15/14	23,400	24,689
Chevron Corp.	3.450%	3/3/12	54,125	56,487
Conoco Funding Co.	6.350%	10/15/11	51,256	55,091
ConocoPhillips	8.750%	5/25/10	31,205	31,352
ConocoPhillips	9.375%	2/15/11	15,375	16,434
ConocoPhillips	4.400%	5/15/13	13,725	14,755
ConocoPhillips	4.750%	2/1/14	74,298	80,673
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	816	900
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,600	1,720
Devon Energy Corp.	5.625%	1/15/14	6,250	6,868
Devon Financing Corp. ULC	6.875%	9/30/11	41,780	45,017
EnCana Corp.	4.750%	10/15/13	14,555	15,680
6 GS Caltex Corp.	5.500%	10/15/15	8,300	8,825
Husky Energy Inc.	5.900%	6/15/14	25,865	28,599
Marathon Oil Corp.	6.125%	3/15/12	24,460	26,418
Shell International Finance BV	1.875%	3/25/13	165,000	165,587
Shell International Finance BV	4.000%	3/21/14	99,445	105,385
6 Statoil ASA	5.125%	4/30/14	9,750	10,662
6 TNK-BP Finance SA	6.250%	2/2/15	2,000	2,080
Total Capital SA	3.125%	10/2/15	9,750	9,831
Transocean Inc.	5.250%	3/15/13	2,281	2,460
Valero Energy Corp.	6.875%	4/15/12	21,000	22,865
Valero Energy Corp.	4.500%	2/1/15	14,625	14,913
Weatherford International Inc.	5.950%	6/15/12	11,050	11,916
Weatherford International Ltd.	5.150%	3/15/13	21,675	23,103
6 Woodside Finance Ltd.	8.125%	3/1/14	9,375	10,889
XTO Energy Inc.	5.000%	8/1/10	27,850	28,149
XTO Energy Inc.	5.900%	8/1/12	28,225	31,025
XTO Energy Inc.	4.625%	6/15/13	16,975	18,318
XTO Energy Inc.	4.900%	2/1/14	10,700	11,635

Technology (2.9%)
Adobe Systems Inc.	3.250%	2/1/15	14,625	14,780
Agilent Technologies Inc.	4.450%	9/14/12	68,475	72,021
Agilent Technologies Inc.	6.500%	11/1/17	8,325	9,091
CA Inc.	6.125%	12/1/14	11,000	12,070
Cisco Systems Inc.	5.250%	2/22/11	21,990	22,809
Cisco Systems Inc.	2.900%	11/17/14	5,000	5,088
Computer Sciences Corp.	5.000%	2/15/13	15,000	15,963
Computer Sciences Corp.	5.500%	3/15/13	35,210	38,068
Dell Inc.	3.375%	6/15/12	11,400	11,895
Dell Inc.	4.700%	4/15/13	18,890	20,415
Dun & Bradstreet Corp.	6.000%	4/1/13	25,050	27,097
Electronic Data Systems LLC	6.000%	8/1/13	45,357	50,959
Fiserv Inc.	6.125%	11/20/12	52,045	56,954
3 Hewlett-Packard Co.	0.317%	6/15/10	23,450	23,453
Hewlett-Packard Co.	2.250%	5/27/11	27,825	28,285
Hewlett-Packard Co.	2.950%	8/15/12	8,250	8,539
Hewlett-Packard Co.	4.500%	3/1/13	95,083	102,008
Hewlett-Packard Co.	6.125%	3/1/14	14,487	16,424
Hewlett-Packard Co.	4.750%	6/2/14	33,830	36,791
IBM International Group Capital LLC	5.050%	10/22/12	51,580	56,079
International Business Machines Corp.	4.950%	3/22/11	31,150	32,312
International Business Machines Corp.	4.750%	11/29/12	14,025	15,193
International Business Machines Corp.	2.100%	5/6/13	63,500	64,317

Intuit Inc.	5.400%	3/15/12	9,200	9,789
Lexmark International Inc.	5.900%	6/1/13	18,400	19,681
Microsoft Corp.	2.950%	6/1/14	17,450	17,863
3 Oracle Corp.	0.310%	5/14/10	93,775	93,777
Oracle Corp.	5.000%	1/15/11	21,562	22,224
Oracle Corp.	4.950%	4/15/13	19,338	21,083
Oracle Corp.	3.750%	7/8/14	17,550	18,423
Pitney Bowes Inc.	4.875%	8/15/14	4,500	4,857
Pitney Bowes Inc.	5.000%	3/15/15	21,870	23,559
Xerox Corp.	6.875%	8/15/11	27,655	29,461
Xerox Corp.	5.500%	5/15/12	9,088	9,701
Xerox Corp.	5.650%	5/15/13	12,830	13,792
Xerox Corp.	4.250%	2/15/15	26,750	27,423

Transportation (1.1%)
American Airlines Pass Through Trust 2001-
01	6.817%	5/23/11	7,453	7,472
American Airlines Pass Through Trust 2001-
02	7.858%	10/1/11	15,885	16,401
5 American Airlines Pass Through Trust 2003-
01	3.857%	7/9/10	5,511	5,511
Burlington Northern Santa Fe LLC	5.900%	7/1/12	4,800	5,216
Canadian National Railway Co.	6.375%	10/15/11	4,325	4,652
5 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	2,852	2,874
5 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	2,601	2,614
5 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	7,427	7,055
CSX Corp.	6.750%	3/15/11	24,540	25,757
CSX Corp.	6.300%	3/15/12	10,668	11,546
CSX Corp.	5.500%	8/1/13	6,900	7,527
CSX Corp.	6.250%	4/1/15	4,262	4,819
Delta Air Lines Inc.	7.570%	11/18/10	66,365	67,775
5 Delta Air Lines Inc.	5.869%	3/18/11	1,932	1,966
Delta Air Lines Inc.	7.111%	9/18/11	17,510	18,254
Delta Air Lines Inc.	6.417%	7/2/12	9,690	9,811
5 Delta Air Lines Inc.	8.021%	8/10/22	4,477	4,276
6 ERAC USA Finance LLC	8.000%	1/15/11	8,400	8,793
6 ERAC USA Finance LLC	5.800%	10/15/12	14,600	15,868
6 ERAC USA Finance LLC	5.600%	5/1/15	7,339	8,008
Greenbrier Cos. Inc.	8.375%	5/15/15	9,113	8,612
3 JetBlue Airways 2004-1 G-1 Pass Through
Trust	0.632%	12/15/13	11,805	10,374
3 JetBlue Airways 2004-1 G-2 Pass Through
Trust	0.677%	3/15/14	25,765	21,768
3 JetBlue Airways 2004-2 G-2 Pass Through
Trust	0.700%	11/15/16	19,135	14,399
Norfolk Southern Corp.	8.625%	5/15/10	10,290	10,313
Norfolk Southern Corp.	6.750%	2/15/11	16,300	17,037
Ryder System Inc.	6.000%	3/1/13	39,370	42,498
6 Southwest Airlines Co.	10.500%	12/15/11	24,225	27,374
Union Pacific Corp.	3.625%	6/1/10	19,320	19,349
Union Pacific Corp.	5.450%	1/31/13	4,580	4,987
				10,396,061

Utilities (5.3%)
	Electric (4.1%)
	Alabama Power Co.	4.850%	12/15/12	6,640	7,201
	Ameren Corp.	8.875%	5/15/14	25,100	29,418
	American Water Capital Corp.	6.085%	10/15/17	29,200	31,885
	Appalachian Power Co.	5.550%	4/1/11	19,000	19,748
	Appalachian Power Co.	5.650%	8/15/12	16,820	18,245
	Carolina Power & Light Co.	6.500%	7/15/12	21,037	23,234
	Carolina Power & Light Co.	5.125%	9/15/13	7,898	8,659
	Carolina Power & Light Co.	5.150%	4/1/15	4,900	5,415
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	2,950	3,253
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	2,925	3,158
3	CMS Energy Corp.	1.253%	1/15/13	10,000	9,562
	Commonwealth Edison Co.	5.400%	12/15/11	14,049	14,933
	Commonwealth Edison Co.	6.150%	3/15/12	11,200	12,166
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,006
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	5,000	5,390
	Consumers Energy Co.	4.000%	5/15/10	22,567	22,589
	Consumers Energy Co.	5.000%	2/15/12	4,300	4,567
	Consumers Energy Co.	5.375%	4/15/13	33,610	36,597
	Dominion Resources Inc.	5.700%	9/17/12	12,107	13,195
	Dominion Resources Inc.	5.000%	3/15/13	3,800	4,095
[3,5] Dominion Resources Inc.		6.300%	9/30/66	37,740	36,250
	DPL Inc.	6.875%	9/1/11	44,692	47,693
	Duke Energy Carolinas LLC	5.300%	10/1/15	4,900	5,456
	Duke Energy Corp.	3.350%	4/1/15	19,500	19,589
	Duke Energy Ohio Inc.	2.100%	6/15/13	23,100	23,281
6	EDP Finance BV	5.375%	11/2/12	60,896	64,143
6	Enel Finance International SA	3.875%	10/7/14	42,550	42,850
	Entergy Arkansas Inc.	5.400%	8/1/13	42,280	46,501
	FirstEnergy Corp.	6.450%	11/15/11	345	366
	Florida Power Corp.	6.650%	7/15/11	3,400	3,620
	Florida Power Corp.	4.800%	3/1/13	7,180	7,721
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	18,635	20,831
3	FPL Group Capital Inc.	1.138%	6/17/11	23,250	23,400
3	FPL Group Capital Inc.	0.650%	11/9/12	25,750	25,685
[3,5] FPL Group Capital Inc.		6.350%	10/1/66	8,820	8,320
3	Georgia Power Co.	0.577%	3/15/13	31,000	31,058
[5,6] GWF Energy LLC		6.131%	12/30/11	2,941	2,985
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	9,700	9,813
6	International Transmission Co.	4.450%	7/15/13	8,800	9,340
6	Israel Electric Corp. Ltd.	7.250%	1/15/19	5,500	6,034
	MidAmerican Energy Co.	5.650%	7/15/12	39,025	42,301
	Midamerican Energy Holdings Co.	3.150%	7/15/12	36,805	37,946
	Midamerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,197
	National Rural Utilities Cooperative Finance
	Corp.	7.250%	3/1/12	24,300	26,856
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	26,340	26,996
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	34,423	37,925
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	4,900	5,292
	Nevada Power Co.	8.250%	6/1/11	5,525	5,913
	Nevada Power Co.	6.500%	4/15/12	8,150	8,873
	Nevada Power Co.	5.875%	1/15/15	6,650	7,316
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	4,900
	Northeast Utilities	7.250%	4/1/12	16,260	17,789

	Northeast Utilities	5.650%	6/1/13	23,225	25,275
	Northern States Power Co.	4.750%	8/1/10	7,350	7,418
	Northern States Power Co.	8.000%	8/28/12	20,550	23,542
	NSTAR Electric Co.	4.875%	10/15/12	5,430	5,868
	Ohio Power Co.	5.300%	11/1/10	10,030	10,228
	Oncor Electric Delivery Co. LLC	6.375%	5/1/12	28,820	31,247
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	32,595	35,841
	Pacific Gas & Electric Co.	4.200%	3/1/11	11,950	12,273
	Pacific Gas & Electric Co.	6.250%	12/1/13	12,596	14,275
	Peco Energy Co.	5.950%	11/1/11	8,500	9,107
	Peco Energy Co.	5.600%	10/15/13	7,300	8,173
	Peco Energy Co.	5.000%	10/1/14	4,855	5,318
3	Pepco Holdings Inc.	0.877%	6/1/10	11,510	11,511
	PG&E Corp.	5.750%	4/1/14	41,850	45,999
[3,5] PPL Capital Funding Inc.		6.700%	3/30/67	20,650	18,859
	PPL Electric Utilities Corp.	7.125%	11/30/13	4,660	5,446
	PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,400
	Progress Energy Inc.	7.100%	3/1/11	3,170	3,325
	Progress Energy Inc.	6.850%	4/15/12	31,660	34,667
	Progress Energy Inc.	6.050%	3/15/14	10,430	11,626
6	PSEG Power LLC	2.500%	4/15/13	16,525	16,577
	PSEG Power LLC	5.000%	4/1/14	9,650	10,251
	Public Service Co. of Colorado	7.875%	10/1/12	6,741	7,703
	Public Service Electric & Gas Co.	5.125%	9/1/12	6,215	6,730
	Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,183
	Sierra Pacific Power Co.	5.450%	9/1/13	9,280	10,058
	Southern California Edison Co.	5.750%	3/15/14	12,925	14,523
3	Southern Co.	0.705%	10/21/11	31,800	31,938
	Southern Co.	5.300%	1/15/12	7,426	7,911
	Southern Co.	4.150%	5/15/14	4,650	4,893
	Tampa Electric Co.	6.875%	6/15/12	19,330	21,338
	Tampa Electric Co.	6.375%	8/15/12	7,459	8,211
6	Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	34,100	34,189
	Virginia Electric and Power Co.	4.750%	3/1/13	11,305	12,141
	Wisconsin Energy Corp.	6.500%	4/1/11	35,040	36,810

	Natural Gas (1.2%)
	AGL Capital Corp.	7.125%	1/14/11	9,900	10,320
[3,5] Enbridge Energy Partners LP		8.050%	10/1/37	4,615	4,689
	Energy Transfer Partners LP	5.650%	8/1/12	12,660	13,613
	Energy Transfer Partners LP	6.000%	7/1/13	18,540	20,238
	Enterprise Products Operating LLC	7.500%	2/1/11	24,400	25,517
	Enterprise Products Operating LLC	4.600%	8/1/12	21,450	22,648
	Enterprise Products Operating LLC	5.650%	4/1/13	34,270	37,338
	Enterprise Products Operating LLC	5.900%	4/15/13	36,800	40,232
	Enterprise Products Operating LLC	9.750%	1/31/14	25,925	31,917
[3,5] Enterprise Products Operating LLC		8.375%	8/1/66	20,700	21,543
6	Gulf South Pipeline Co. LP	5.750%	8/15/12	23,400	25,287
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	3,750	3,937
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	14,600	15,878
	Magellan Midstream Partners LP	6.450%	6/1/14	3,650	4,101
6	NGPL PipeCo LLC	6.514%	12/15/12	38,845	42,602
	ONEOK Partners LP	8.875%	6/15/10	7,950	8,028
	ONEOK Partners LP	5.900%	4/1/12	15,090	16,134
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.250%	9/1/12	14,465	15,171
6	Rockies Express Pipeline LLC	6.250%	7/15/13	18,400	20,185
6	Rockies Express Pipeline LLC	3.900%	4/15/15	4,850	4,831

[3,5] Southern Union Co.		7.200%	11/1/66	17,625	16,501
[3,5] TransCanada PipeLines Ltd.		6.350%	5/15/67	7,500	7,172

6	Williams Partners LP	3.800%	2/15/15	19,400	19,663
					1,926,955
Total Corporate Bonds (Cost $24,027,775)					24,370,550
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
6	Abu Dhabi National Energy Co.	5.620%	10/25/12	4,000	4,176
6	Abu Dhabi National Energy Co.	4.750%	9/15/14	12,000	12,075
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	4,000	4,133
6	Central American Bank for Economic
	Integration	5.375%	9/24/14	10,000	10,497
6	Emirate of Abu Dhabi	5.500%	4/8/14	9,740	10,574
	Export-Import Bank of Korea	5.500%	10/17/12	17,800	18,984
6	Gaz Capital SA for Gazprom	6.212%	11/22/16	5,500	5,555
[6,8] Hana Bank		6.500%	4/9/12	4,580	4,897
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,485
[6,9] Irish Life & Permanent Group Holdings PLC		3.600%	1/14/13	10,000	10,049
	Korea Development Bank	5.300%	1/17/13	18,675	19,806
6	Korea Gas Corp.	6.000%	7/15/14	4,500	4,892
6	MDC-GMTN B.V.	5.750%	5/6/14	16,200	17,339
6	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,502
	Petrobras International Finance Co.	9.125%	7/2/13	5,587	6,619
	Petrobras International Finance Co.	7.750%	9/15/14	1,600	1,859
[5,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	5,800	5,613
[5,6] Petroleum Export Ltd.		4.623%	6/15/10	639	639
6	Petronas Capital Ltd.	7.000%	5/22/12	20,700	22,839
[5,6] PF Export Receivables Master Trust		3.748%	6/1/13	4,526	4,449
[5,6] PF Export Receivables Master Trust		6.436%	6/1/15	9,388	9,864
6	Qatar Government International Bond	5.150%	4/9/14	3,200	3,436
6	Qatar Government International Bond	4.000%	1/20/15	8,000	8,208
[5,6] Qatar Petroleum		5.579%	5/30/11	7,835	8,072
[5,6] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	14,590	15,129
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	6,675	7,216
6	TDIC Finance Ltd.	6.500%	7/2/14	14,000	15,238
6	TransCapitalInvest Ltd. for OJSC AK
	Transneft	5.670%	3/5/14	22,675	23,648
Total Sovereign Bonds (Cost $259,754)					273,793
Taxable Municipal Bonds (0.4%)
	Board of Trustees of The Leland Stanford
	Junior University	3.625%	5/1/14	4,000	4,184
	Duke University	4.200%	4/1/14	7,200	7,697
3	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.034%	10/15/12	47,450	45,708
	Howard Hughes Medical Institute	3.450%	9/1/14	6,200	6,435
	Illinois GO	2.766%	1/1/12	29,000	29,301
	Illinois GO	4.071%	1/1/14	29,000	29,325
	New York City NY IDA Special Fac. Rev.
	(American Airlines Inc. J.F.K International
	Project)	7.500%	8/1/16	3,400	3,430
Total Taxable Municipal Bonds (Cost $108,743)					126,080

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (0.1%)
3	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.290%	8/1/37 LOC	10,660	10,660
3	California Housing Finance Agency Multifamily
	Housing Rev. VRDO	0.290%	2/1/37 LOC	16,215	16,215
					26,875
Total Tax-Exempt Municipal Bonds (Cost $26,875)					26,875
				Shares
Convertible Preferred Stock (0.0%)
Financials (0.0%)
7	Lehman Brothers Holdings Inc. Pfd.	7.250%		29,160	44

Total Convertible Preferred Stocks (Cost $29,160)					44
Preferred Stocks (0.3%)
	Southern California Edison Co. Pfd.	6.050%		717,682	71,842
	Goldman Sachs Group Inc. Pfd.	4.000%		1,107,375	22,391
	Santander Finance Preferred SA Unipersonal
	Pfd.	10.500%		311,773	8,471
	General Electric Capital Corp. Pfd.	6.450%		300,000	7,548
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		262,600	6,093
	Federal National Mortgage Assn. Pfd.	4.500%		934,000	1,046
Total Preferred Stocks (Cost $145,039)					117,391
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[10] Vanguard Market Liquidity Fund (Cost
	$629,005)	0.210%		629,005,154	629,005
Total Investments (99.9%) (Cost $35,462,742)					36,064,204
Other Assets and Liabilities-Net (0.1%)					34,986
Net Assets (100%)					36,099,190

1 Securities with a value of $22,083,000 have been segregated as initial margin for open futures contracts.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 Adjustable-rate security.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $5,915,423,000, representing 16.4% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Republic of Korea.
9 Guaranteed by the Republic of Ireland.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

Short-Term Investment-Grade Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2010	(22,118)	(2,562,578)	(17,647)
2-Year U.S. Treasury Note	June 2010	8,710	1,895,105	4,686
10-Year U.S. Treasury Note	June 2010	(1,039)	(122,504)	(847)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Investment-Grade Fund

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The fund has also entered into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Short-Term Investment-Grade Fund

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern Santa Fe
Corp./Baa1	6/20/12	DBAG	18,400	—	0.400	4
Johnson & Johnson/Aaa	9/20/12	UBSAG	7,340	—	0.080	(36)
Johnson & Johnson/Aaa	9/20/12	GSCM	18,345	—	0.070	(92)
Bank of America Corp./A2	3/20/15	DBAG	10,660	245	1.000	59
Metlife Inc./A2	3/20/15	DBAG	11,700	706	1.000	258
Credit Protection Purchased
Barclays Bank	6/20/10	BOANA	4,000	—	(1.680)	(5)
Goldman Sachs & Co.	6/20/10	JPMC	13,000	(203)	(1.000)	(24)
Wells Fargo	6/20/10	DBAG	11,000	(250)	(1.000)	(38)
Wells Fargo	9/20/10	DBAG	12,000	45	(1.000)	(8)
Goldman Sachs & Co.	3/20/11	BOANA	10,000	—	(1.000)	(1)
Wells Fargo	3/20/11	BOANA	13,000	43	(1.000)	(27)
Barclays Bank	6/20/11	RBS	10,000	66	(1.000)	28
Goldman Sachs & Co.	6/20/11	MSCS	48,800	(57)	(1.000)	(66)
Goldman Sachs & Co.	6/20/11	BOANA	34,000	20	(1.000)	12
Goldman Sachs & Co.	6/20/11	MSCS	48,800	17	(1.000)	6
AT&T Inc.	6/20/13	GSCM	12,700	—	(1.040)	(160)
Merrill Lynch	9/20/13	BOANA	14,700	—	(2.900)	(526)
Citigroup Inc.	6/20/14	BOANA	34,200	(1,462)	(5.000)	(5,657)
Bank of America Corp.	12/20/14	DBAG	13,300	(167)	(1.000)	90
Bank of America Corp.	12/20/14	BARC	13,300	(155)	(1.000)	101
Bank of America Corp.	12/20/14	BARC	9,700	(95)	(1.000)	90
Wells Fargo	3/20/15	GSCM	10,660	(90)	(1.000)	(199)
						(6,191)

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
MSCS—Morgan Stanley Capital Services.
JPMC—JP Morgan Chase Bank.
RBS—Royal Bank of Scotland.
UBSAG—UBS AG.
WFC—Wachovia Bank N.A.

Short-Term Investment-Grade Fund

At April 30, 2010, the fund had the following open swap contracts:

Interest Rate Swaps
				Floating
			Fixed	Interest
			Interest Rate	Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)	($000)
5/18/2010	BARC	48,900	2.550	(0.250) [2]	41
6/15/2010	BARC	25,000	2.590	(0.260) [2]	65
9/30/2010	BARC	683,814	3.440	(0.290) [2]	8,278
11/6/2010	BARC	26,104	1.350	(0.250) [3]	120
11/6/2010	BARC	40,154	1.350	(0.250) [3]	184
11/6/2010	GSCM	11,674	1.360	(0.250) [3]	54
11/6/2010	WFC	10,193	1.360	(0.250) [3]	47
11/15/2010	GSCM	2,700	0.630	(0.250) [3]	3
12/15/2010	WFC	17,550	1.020	(0.250) [3]	61
1/18/2011	BOANA	6,830	0.740	(0.260) [3]	13
3/15/2011	BARC	8,900	0.550	(0.280) [2]	(4)
4/15/2011	BOANA	25,400	1.050	(0.250) [3]	117
5/15/2011	BARC	5,200	0.600	(0.250) [3]	0
5/16/2011	BOANA	3,400	0.940	(0.260) [3]	12
5/16/2011	WFC	3,380	0.980	(0.260) [3]	13
6/15/2011	GSCM	6,700	1.320	(0.250) [3]	51
6/15/2011	WFC	1,325	1.320	(0.250) [3]	10
7/15/2011	JPMC	15,200	1.290	(0.250) [3]	112
7/15/2011	WFC	16,700	1.320	(0.250) [3]	129
7/15/2011	BARC	112,500	1.200	(0.250) [3]	707
7/15/2011	GSCM	16,000	1.300	(0.250) [3]	119
7/15/2011	WFC	7,800	1.300	(0.250) [3]	58
7/15/2011	GSCM	3,380	1.090	(0.250) [3]	17

Short-Term Investment-Grade Fund

7/15/2011	BOANA	10,355	1.090	(0.250) [3]	52
8/15/2011	GSCM	3,400	1.090	(0.250) [3]	16
8/15/2011	BOANA	13,850	0.830	(0.250) [3]	21
8/15/2011	WFC	17,100	0.740	(0.250) [3]	6
9/15/2011	WFC	6,625	1.410	(0.250) [3]	58
9/15/2011	BARC	15,796	1.400	(0.250) [3]	138
9/15/2011	BOANA	26,100	0.840	(0.250) [3]	30
10/6/2011	WFC	57,210	1.720	(0.250) [3]	755
10/6/2011	BARC	76,060	1.720	(0.250) [3]	1,007
10/15/2011	WFC	5,000	1.510	(0.250) [3]	51
10/15/2011	WFC	26,400	0.930	(0.300) [2]	15
10/21/2011	WFC	31,800	1.340	(0.310) [2]	210
11/15/2011	GSCM	9,700	1.360	(0.250) [3]	76
11/15/2011	WFC	13,900	1.480	(0.250) [3]	134
11/15/2011	WFC	2,250	1.500	(0.250) [3]	23
12/6/2011	WFC	180,666	2.020	(0.250) [2]	3,011
1/15/2012	WFC	10,200	1.380	(0.250) [3]	76
1/15/2012	WFC	11,520	1.230	(0.250) [3]	55
1/15/2012	WFC	19,400	1.150	(0.250) [3]	68
1/15/2012	WFC	4,150	1.080	(0.250) [3]	9
1/15/2012	WFC	380	1.050	(0.250) [3]	1
1/15/2012	WFC	10,400	1.060	(0.250) [3]	21
2/6/2012	WFC	61,196	1.490	(0.250) [3]	548
2/15/2012	BOANA	36,100	1.770	(0.250) [3]	497
2/23/2012	GSCM	146,200	1.210	(0.250) [2]	334
3/6/2012	GSCM	55,124	1.500	(0.250) [3]	489
4/15/2012	GSCM	8,940	1.540	(0.250) [3]	80
4/15/2012	WFC	11,270	1.540	(0.250) [3]	101
4/16/2012	WFC	5,075	1.990	(0.260) [3]	89
4/16/2012	BOANA	890	1.570	(0.260) [3]	9

Short-Term Investment-Grade Fund

4/20/2012	JPMC	45,000	1.180	(0.300) [2]	8
5/15/2012	GSCM	89,500	1.900	(0.250) [3]	1,398
5/15/2012	BOANA	2,075	1.350	(0.250) [3]	9
5/15/2012	WFC	28,000	1.260	(0.250) [3]	78
5/15/2012	WFC	48,800	1.140	(0.260) [3]	17
6/15/2012	BARC	69,900	1.660	(0.250) [3]	709
6/15/2012	BARC	3,280	1.680	(0.250) [3]	35
6/15/2012	BARC	17,425	1.610	(0.250) [3]	162
6/15/2012	WFC	55,500	1.570	(0.250) [3]	466
6/15/2012	WFC	40,600	1.450	(0.250) [3]	234
6/15/2012	JPMC	2,770	1.350	(0.250) [3]	10
7/15/2012	GSCM	41,000	1.730	(0.250) [3]	458
7/15/2012	WFC	23,000	1.710	(0.250) [3]	247
7/15/2012	BARC	36,250	1.680	(0.250) [3]	366
7/15/2012	WFC	3,425	1.450	(0.250) [3]	17
7/15/2012	WFC	8,970	1.450	(0.250) [3]	45
7/15/2012	JPMC	26,620	1.370	(0.250) [3]	89
7/16/2012	WFC	3,650	1.590	(0.250) [3]	30
8/15/2012	WFC	77,375	1.850	(0.250) [3]	1,015
8/15/2012	JPMC	11,450	1.440	(0.240) [3]	47
8/20/2012	WFC	29,300	1.770	(0.260) [3]	331
9/6/2012	GSCM	66,031	2.070	(0.250) [3]	1,181
9/6/2012	BOANA	88,131	2.070	(0.250) [3]	1,561
9/15/2012	GSCM	62,700	1.860	(0.250) [3]	795
9/15/2012	WFC	27,325	1.760	(0.250) [3]	282
10/15/2012	WFC	5,260	1.800	(0.250) [3]	56
10/15/2012	BOANA	23,900	1.750	(0.250) [3]	226
10/20/2012	BARC	19,100	1.760	(0.260) [3]	182
10/20/2012	BARC	18,900	2.040	(0.260) [3]	306
10/22/2012	BOANA	10,950	2.450	(0.260) [3]	289

Short-Term Investment-Grade Fund

11/9/2012	WFC	25,750	1.860	(0.250) [2]	241
11/15/2012	WFC	6,650	1.900	(0.250) [3]	83
11/15/2012	BARC	13,205	1.950	(0.250) [3]	180
11/15/2012	WFC	9,510	1.810	(0.250) [3]	97
11/15/2012	WFC	1,448	1.560	(0.250) [3]	6
12/6/2012	BARC	94,300	2.330	(0.250) [2]	1,941
12/6/2012	BARC	7,800	1.930	(0.250) [2]	82
12/15/2012	BOANA	11,000	2.210	(0.260) [2]	190
12/15/2012	WFC	42,980	1.820	(0.250) [3]	411
12/15/2012	WFC	39,500	1.760	(0.250) [3]	317
12/15/2012	WFC	88,458	1.720	(0.250) [3]	603
12/15/2012	GSCM	87,700	1.600	(0.260) [2]	138
12/17/2012	BARC	7,900	2.380	(0.260) [3]	189
12/17/2012	BOANA	87,300	2.030	(0.260) [3]	1,310
12/17/2012	WFC	26,400	2.260	(0.260) [2]	493
12/17/2012	WFC	21,050	1.990	(0.260) [2]	249
1/15/2013	WFC	116,600	1.720	(0.250) [3]	722
1/15/2013	WFC	110,800	1.770	(0.300) [2]	575
1/15/2013	JPMC	10,000	1.630	(0.300) [2]	16
2/15/2013	WFC	3,900	1.960	(0.250) [3]	44
2/15/2013	WFC	27,500	1.710	(0.250) [3]	127
2/15/2013	WFC	1,730	1.890	(0.250) [3]	17
2/15/2013	WFC	24,210	1.730	(0.250) [3]	125
2/20/2013	WFC	18,200	1.930	(0.260) [3]	191
3/15/2013	WFC	2,400	2.100	(0.250) [3]	35
3/15/2013	WFC	6,600	2.170	(0.250) [3]	109
3/15/2013	BARC	11,750	2.380	(0.250) [3]	264
3/15/2013	WFC	1,100	1.850	(0.250) [3]	9
3/15/2013	JPMC	89,700	1.740	(0.250) [3]	431
3/15/2013	WFC	31,000	1.710	(0.250) [2]	44

Short-Term Investment-Grade Fund

3/15/2013	JPMC	30,573	1.720	(0.250) [3]	128
4/5/2013	GSCM	50,535	1.770	(0.250) [3]	235
6/15/2013	GSCM	9,300	2.350	(0.250) [3]	180
7/15/2013	BARC	10,000	2.530	(0.250) [3]	244
7/15/2013	BOANA	54,488	2.190	(0.250) [3]	752
9/15/2013	WFC	49,000	2.330	(0.260) [2]	669
9/15/2013	WFC	30,000	1.950	(0.250) [3]	117
9/16/2013	GSCM	16,750	2.290	(0.260) [2]	206
11/15/2013	WFC	3,190	2.040	(0.250) [3]	14
11/15/2013	WFC	44,700	2.040	(0.250) [3]	193
11/15/2013	BARC	13,300	2.240	(0.250) [3]	149
11/15/2013	WFC	20,600	2.090	(0.250) [3]	126
11/17/2013	JPMC	7,695	2.170	(0.260) [3]	67
12/1/2013	GSCM	43,112	2.580	(0.250) [2]	845
12/1/2013	WFC	128,237	2.580	(0.250) [2]	2,497
12/1/2013	GSCM	128,237	2.580	(0.250) [2]	2,507
3/6/2014	GSCM	128,659	2.450	(0.250) [3]	1,860
3/15/2014	WFC	14,000	2.660	(0.250) [3]	307
3/15/2014	WFC	7,500	2.210	(0.250) [3]	37
4/15/2014	WFC	26,200	2.210	(0.250) [3]	96
5/15/2014	GSCM	2,675	2.300	(0.250) [3]	16
6/15/2014	WFC	10,400	2.340	(0.250) [3]	64
6/16/2014	WFC	105	2.580	(0.250) [3]	2
7/15/2014	WFC	13,720	2.310	(0.250) [3]	51
8/15/2014	WFC	78,750	2.680	(0.250) [3]	1,394
3/24/2015	GSCM	4,380	2.910	(0.260) [3]	85
2/17/2015	GSCM	156,300	2.555	(0.250) [2]	—
6/1/2016	WFC	14,500	2.910	(0.250) [2]	(39)
8/15/2016	GSCM	11,460	3.030	(0.250) [3]	59
8/15/2016	BOANA	5,320	3.230	(0.260) [3]	90
12/15/2016	WFC		3.370	(0.260) [2]	273

Short-Term Investment-Grade Fund

		16,300
12/15/2016	WFC	13,800	3.330	(0.300) [2]	197
12/15/2016	GSCM	25,000	3.330	(0.300) [2]	359
12/15/2016	JPMC	18,575	3.260	(0.300) [2]	186
12/15/2016	WFC	11,050	3.260	(0.250) [2]	111
1/15/2017	BARC	2,570	2.970	(0.250) [3]	(12)
2/15/2017	WFC	85,000	3.370	(0.250) [3]	1,620
2/15/2017	GSCM	45,000	3.430	(0.250) [3]	1,023
2/15/2017	BARC	3,380	3.180	(0.250) [3]	24
6/15/2017	GSCM	9,860	3.490	(0.250) [3]	225
6/15/2017	BARC	4,960	3.470	(0.250) [3]	108
6/15/2017	GSCM	21,550	3.400	(0.250) [3]	367
6/15/2017	BOANA	25,000	3.310	(0.250) [3]	280
9/15/2017	GSCM	58,750	3.520	(0.250) [3]	1,291
9/15/2017	BARC	54,900	3.360	(0.250) [3]	623
					57,701

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.

2 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Return Swaps
			Floating	Unrealized
		Notional	Interest Rate	Appreciation
		Amount	Received	(Depreciation)
Reference Entity/Termination Date	Counterparty¹	($000)	(Paid)	($000)
Commercial Mortgage-Backed Securities Index
7/1/10	BARC	16,925	(0.250)²	402
8/1/10	BARC	16,925	(0.250)²	402
9/1/10	BARC	16,925	(0.250)²	282
10/1/10	BARC	16,925	(0.250)²	282
				1,368

Short-Term Investment-Grade Fund

1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,211,787	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,308,679	—
Corporate Bonds	—	24,370,550	—
Sovereign Bonds	—	273,793	—
Taxable Municipal Bonds	—	126,080	—
Tax-Exempt Municipal Bonds	—	26,875	—
Convertible Preferred Stocks	44	—	—
Preferred Stocks	117,391	—	—
Temporary Cash Investments	629,005	—	—
Futures Contracts—Assets[1]	1,633	—	—
Futures Contracts—Liabilities[1]	(7,480)	—	—
Swap Contracts—Assets	—	59,772	—
Swap Contracts—Liabilities	—	(6,894)	—
Total	740,593	35,370,642	—
1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2010, the cost of investment securities for tax purposes was $35,495,498,000. Net unrealized appreciation of investment securities for tax purposes was $568,706,000, consisting of unrealized gains of $1,017,747,000 on securities that had risen in value since their purchase and $449,041,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (23.3%)
	United States Treasury Note/Bond	0.750%	11/30/11	42,500	42,493
	United States Treasury Note/Bond	0.875%	2/29/12	168,500	168,448
	United States Treasury Note/Bond	1.000%	3/31/12	593,000	593,741
	United States Treasury Note/Bond	1.375%	11/15/12	35,500	35,600
	United States Treasury Note/Bond	1.375%	2/15/13	18,000	17,989
	United States Treasury Note/Bond	1.375%	3/15/13	30,000	29,939
	United States Treasury Note/Bond	2.375%	10/31/14	51,000	51,311
	United States Treasury Note/Bond	2.500%	3/31/15	340,000	341,754
					1,281,275
Agency Bonds and Notes (68.7%)
1	Federal Farm Credit Bank	2.125%	6/18/12	98,500	100,472
1	Federal Farm Credit Bank	2.625%	4/17/14	54,000	54,887
1	Federal Home Loan Banks	5.000%	5/13/11	80,000	83,679
1	Federal Home Loan Banks	1.125%	5/18/12	82,000	81,995
1	Federal Home Loan Banks	3.625%	6/8/12	25,000	26,210
1	Federal Home Loan Banks	1.625%	9/26/12	50,000	50,337
1	Federal Home Loan Banks	1.625%	3/20/13	19,000	19,014
1	Federal Home Loan Banks	1.875%	6/21/13	124,500	125,090
1	Federal Home Loan Banks	5.250%	9/13/13	35,000	38,716
[1,2] Federal Home Loan Banks		3.625%	10/18/13	50,000	52,875
1	Federal Home Loan Banks	4.875%	11/27/13	35,000	38,397
1	Federal Home Loan Banks	2.375%	3/14/14	25,000	25,125
1	Federal Home Loan Mortgage Corp.	1.125%	12/15/11	9,000	9,040
1	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	123,200	125,721
1	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	291,000	294,588
[1,3] Federal Home Loan Mortgage Corp.		2.000%	6/15/12	50,000	50,086
1	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	25,000	25,466
[1,3] Federal Home Loan Mortgage Corp.		1.700%	12/17/12	240,000	240,240
1	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	182,250	181,751
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	36,170	39,041
1	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	21,500	21,485
1	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	15,000	16,548
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	149,500	151,258
[1,3] Federal Home Loan Mortgage Corp.		3.625%	8/25/14	12,500	12,609
1	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	124,000	125,627
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	25,000	27,918
1	Federal National Mortgage Assn.	1.000%	11/23/11	44,300	44,431
1	Federal National Mortgage Assn.	6.125%	3/15/12	75,900	83,063
[1,3] Federal National Mortgage Assn.		1.250%	4/5/12	38,000	38,043
1	Federal National Mortgage Assn.	1.875%	4/20/12	48,000	48,751
[1,3] Federal National Mortgage Assn.		2.150%	5/4/12	50,000	50,002
1	Federal National Mortgage Assn.	4.875%	5/18/12	500	538
1	Federal National Mortgage Assn.	1.250%	6/22/12	24,000	24,026
[1,3] Federal National Mortgage Assn.		2.000%	9/28/12	100,000	100,481
[1,3] Federal National Mortgage Assn.		1.750%	12/28/12	50,000	50,246
[1,3] Federal National Mortgage Assn.		1.800%	2/8/13	50,000	50,085
1	Federal National Mortgage Assn.	1.750%	2/22/13	217,250	218,321
[1,3] Federal National Mortgage Assn.		1.800%	3/15/13	20,000	20,002

[1,3] Federal National Mortgage Assn.		2.000%	4/15/13	100,000	100,293
[1,3] Federal National Mortgage Assn.		2.050%	4/26/13	100,000	100,561
[1,3] Federal National Mortgage Assn.		1.875%	5/6/13	54,000	54,038
1	Federal National Mortgage Assn.	1.750%	5/7/13	207,000	207,368
[1,3] Federal National Mortgage Assn.		2.000%	5/10/13	65,000	65,112
1	Federal National Mortgage Assn.	2.750%	2/5/14	195,500	200,282
1	Federal National Mortgage Assn.	2.750%	3/13/14	25,000	25,572
1	Federal National Mortgage Assn.	4.125%	4/15/14	40,500	43,483
[1,3] Federal National Mortgage Assn.		3.300%	7/30/14	30,000	30,183
[1,3] Federal National Mortgage Assn.		3.500%	8/25/14	45,000	45,387
[1,3] Federal National Mortgage Assn.		3.000%	3/9/15	100,000	100,612
1	Federal National Mortgage Assn.	4.375%	10/15/15	52,500	56,378
					3,775,433
Conventional Mortgage-Backed Securities (5.5%)
[1,3] Fannie Mae Pool		4.000%	1/1/25–2/1/25	16,213	16,507
[1,3] Fannie Mae Pool		5.000%	8/1/20–12/1/23	94,736	100,371
[1,3] Fannie Mae Pool		5.500%	11/1/21–12/1/22	35,936	38,497
[1,3] Fannie Mae Pool		6.000%	4/1/17	4,925	5,316
[1,3] Fannie Mae Pool		6.500%	10/1/10–9/1/16	8,168	8,805
[1,3] Fannie Mae Pool		7.500%	3/1/15–8/1/15	309	329
[1,3] Fannie Mae Pool		8.000%	10/1/14–9/1/15	1,482	1,602
[1,3] Freddie Mac Gold Pool		4.500%	5/1/23–7/1/24	54,625	56,884
[1,3] Freddie Mac Gold Pool		5.000%	7/1/23–8/1/23	22,923	24,269
[1,3] Freddie Mac Gold Pool		5.500%	2/1/16–11/1/17	16,975	18,316
[1,3] Freddie Mac Gold Pool		6.000%	1/1/14–3/1/24	26,870	28,970
[1,3] Freddie Mac Gold Pool		6.500%	9/1/11	44	45
					299,911
Nonconventional Mortgage-Backed Securities (1.6%)
[1,3] Fannie Mae Pool		2.794%	6/1/33	4,151	4,282
[1,3] Fannie Mae Pool		3.277%	10/1/33	4,025	4,149
[1,3] Fannie Mae Pool		3.445%	9/1/33	9,341	9,775
[1,3] Fannie Mae Pool		3.462%	8/1/34	3,248	3,319
[1,3] Fannie Mae Pool		3.482%	9/1/33	4,201	4,352
[1,3] Fannie Mae Pool		3.550%	8/1/33	3,733	3,895
[1,3] Fannie Mae Pool		3.589%	7/1/33	4,739	4,933
[1,3] Fannie Mae Pool		3.635%	8/1/33	1,417	1,458
[1,3] Fannie Mae Pool		3.792%	6/1/34	14,000	14,631
[1,3] Fannie Mae Pool		4.777%	6/1/38	3,460	3,618
[1,3] Fannie Mae Pool		6.282%	9/1/36	10,033	10,650
[1,3] Fannie Mae Pool		6.357%	9/1/36	8,425	8,969
[1,3] Freddie Mac Non Gold Pool		3.701%	8/1/33	1,969	2,033
[1,3] Freddie Mac Non Gold Pool		5.247%	11/1/38	3,322	3,494
[1,3] Freddie Mac Non Gold Pool		5.951%	5/1/36	4,457	4,704
[1,3] Freddie Mac REMICS		4.500%	10/15/18	894	925
[1,3] Freddie Mac REMICS		4.500%	3/15/22	1,400	1,456
					86,643
Total U.S. Government and Agency Obligations (Cost $5,395,256)					5,443,262

Temporary Cash Investment (3.8%)
Repurchase Agreement (3.8%)
RBS Securities, Inc.
(Dated 4/30/10, Repurchase Value
$208,227,000, collateralized by U.S.
Treasury Note, 1.500%, 12/31/13) (Cost
$208,224)	0.200%	5/3/10	208,224	208,224

Total Investments (102.9%) (Cost $5,603,480)				5,651,486
Other Assets and Liabilities-Net (-2.9%)				(160,191)
Net Assets (100%)				5,491,295

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Securities with a value of $3,966,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2010	(3,143)	(683,848)	(2,100)
5-Year U.S. Treasury Note	June 2010	(432)	(50,051)	(433)
10-Year U.S. Treasury Note	June 2010	(81)	(9,550)	(66)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Short-Term Federal Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	5,443,262	-
Temporary Cash Investments	-	208,224	-
Futures Contracts—Assets[1]	57	-	-
Futures Contracts—Liabilities[1]	(882)	-	-
Total	(825)	5,651,486	-
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the cost of investment securities for tax purposes was $5,605,851,000. Net unrealized appreciation of investment securities for tax purposes was $45,635,000, consisting of unrealized gains of $46,470,000 on securities that had risen in value since their purchase and $835,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.1%)
U.S. Government Securities (98.1%)
United States Treasury Note/Bond	7.875%	2/15/21	185,581	252,797
United States Treasury Note/Bond	8.125%	5/15/21	84,875	117,804
United States Treasury Note/Bond	7.250%	8/15/22	14,000	18,460
United States Treasury Note/Bond	7.125%	2/15/23	102,500	134,147
1 United States Treasury Note/Bond	6.250%	8/15/23	251,000	306,925
United States Treasury Note/Bond	6.375%	8/15/27	92,650	116,363
United States Treasury Note/Bond	6.125%	11/15/27	94,000	115,165
United States Treasury Note/Bond	5.250%	11/15/28	74,000	82,545
United States Treasury Note/Bond	5.250%	2/15/29	141,200	157,415
United States Treasury Note/Bond	6.125%	8/15/29	71,800	88,494
United States Treasury Note/Bond	5.375%	2/15/31	168,095	190,840
United States Treasury Note/Bond	4.750%	2/15/37	88,000	91,864
United States Treasury Note/Bond	5.000%	5/15/37	113,250	122,788
United States Treasury Note/Bond	4.375%	2/15/38	238,500	233,768
United States Treasury Note/Bond	4.500%	5/15/38	21,000	21,003
United States Treasury Note/Bond	3.500%	2/15/39	375,000	313,361
United States Treasury Note/Bond	4.250%	5/15/39	123,500	117,962
United States Treasury Note/Bond	4.500%	8/15/39	67,000	66,696
United States Treasury Note/Bond	4.375%	11/15/39	129,500	126,303
United States Treasury Note/Bond	4.625%	2/15/40	4,000	4,064
Total U.S. Government and Agency Obligations (Cost $2,599,924)				2,678,764
Temporary Cash Investment (0.9%)
Repurchase Agreement (0.9%)
RBS Securities, Inc.
(Dated 4/30/10, Repurchase Value
$23,733,000, collateralized by U.S.
Treasury Note, 4.500%, 2/28/11) (Cost
$23,733)	0.200%	5/3/10	23,733	23,733

Total Investments (99.0%) (Cost $2,623,657)				2,702,497
Other Assets and Liabilities-Net (1.0%)				28,312
Net Assets (100%)				2,730,809
1 Securities with a value of $2,690,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Long-Term Treasury Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2010	52	6,131	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	2,678,764	-
Temporary Cash Investments	-	23,733	-
Futures Contracts—Assets[1]	1	-	-
Futures Contracts—Liabilities[1]	(42)	-	-
Total	(41)	2,702,497	-
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the cost of investment securities for tax purposes was $2,642,855,000. Net unrealized appreciation of investment securities for tax purposes was $59,642,000, consisting of unrealized gains of $140,805,000 on securities that had risen in value since their purchase and $81,163,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.3%)
U.S. Government Securities (96.8%)
United States Treasury Note/Bond	0.875%	4/30/11	250,000	251,015
United States Treasury Note/Bond	0.875%	5/31/11	300,000	301,266
United States Treasury Note/Bond	1.000%	7/31/11	375,000	376,991
United States Treasury Note/Bond	1.000%	9/30/11	45,000	45,211
United States Treasury Note/Bond	4.500%	9/30/11	100,000	105,438
United States Treasury Note/Bond	1.000%	10/31/11	250,000	251,095
United States Treasury Note/Bond	4.625%	10/31/11	20,000	21,178
1 United States Treasury Note/Bond	1.750%	11/15/11	600,000	609,468
United States Treasury Note/Bond	0.750%	11/30/11	320,000	319,949
United States Treasury Note/Bond	4.500%	11/30/11	192,000	203,370
United States Treasury Note/Bond	1.125%	12/15/11	346,300	348,302
United States Treasury Note/Bond	1.000%	12/31/11	400,000	401,252
United States Treasury Note/Bond	4.625%	12/31/11	121,500	129,246
United States Treasury Note/Bond	1.125%	1/15/12	180,000	180,929
United States Treasury Note/Bond	0.875%	1/31/12	68,000	68,021
United States Treasury Note/Bond	0.875%	2/29/12	100,000	99,969
United States Treasury Note/Bond	1.000%	3/31/12	338,000	338,422
United States Treasury Note/Bond	1.875%	6/15/12	292,000	297,247
United States Treasury Note/Bond	1.375%	9/15/12	305,000	306,525
United States Treasury Note/Bond	1.375%	10/15/12	145,000	145,589
United States Treasury Note/Bond	1.375%	11/15/12	42,000	42,118
United States Treasury Note/Bond	1.375%	1/15/13	72,000	72,022
United States Treasury Note/Bond	3.875%	2/15/13	40,000	42,762
United States Treasury Note/Bond	1.750%	4/15/13	200,000	201,500
United States Treasury Note/Bond	3.125%	9/30/13	115,000	120,354
United States Treasury Note/Bond	2.000%	11/30/13	338,500	340,829
United States Treasury Note/Bond	1.500%	12/31/13	98,000	96,821
United States Treasury Note/Bond	1.750%	1/31/14	150,000	149,204
United States Treasury Note/Bond	1.875%	2/28/14	12,000	11,974
United States Treasury Note/Bond	1.875%	4/30/14	100,000	99,469
United States Treasury Note/Bond	2.250%	5/31/14	30,000	30,244
United States Treasury Note/Bond	2.625%	6/30/14	30,000	30,647
United States Treasury Note/Bond	2.625%	7/31/14	120,000	122,437
United States Treasury Note/Bond	2.375%	8/31/14	85,000	85,810
United States Treasury Note/Bond	2.375%	9/30/14	125,000	125,918
				6,372,592
Agency Bonds and Notes (1.5%)
2 Overseas Private Investment Corp.	7.450%	12/15/10	2,727	2,784
Private Export Funding Corp.	7.250%	6/15/10	64,080	64,583
Private Export Funding Corp.	6.070%	4/30/11	29,000	30,605
				97,972
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	902	973
[2,3] Freddie Mac Gold Pool	5.500%	4/1/16–5/1/16	436	469
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	324	351
				1,793
Total U.S. Government and Agency Obligations (Cost $6,412,461)				6,472,357

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investment (0.4%)
Repurchase Agreement (0.4%)
RBS Securities, Inc.
(Dated 4/30/10, Repurchase Value
$25,248,000, collateralized by U.S.
Treasury Note, 4.500%, 2/28/11) (Cost
$25,248)	0.200%	5/3/10	25,248	25,248

Total Investments (98.7%) (Cost $6,437,709)				6,497,605
Other Assets and Liabilities-Net (1.3%)				86,719
Net Assets (100%)				6,584,324

1 Securities with a value of $5,638,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2010	(2,900)	(630,977)	(2,694)
5-Year U.S. Treasury Note	June 2010	3,312	383,726	3,860

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Short-Term Treasury Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	6,472,357	-
Temporary Cash Investments	-	25,248	-
Futures Contracts—Assets[1]	1,029	-	-
Futures Contracts—Liabilities[1]	(544)	-	-
Total	485	6,497,605	-
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the cost of investment securities for tax purposes was $6,438,957,000. Net unrealized appreciation of investment securities for tax purposes was $58,648,000, consisting of unrealized gains of $60,344,000 on securities that had risen in value since their purchase and $1,696,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of April 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (94.6%)
	United States Treasury Note/Bond	0.875%	1/31/12	7,000	7,002
	United States Treasury Note/Bond	1.375%	3/15/13	48,000	47,903
	United States Treasury Note/Bond	2.750%	10/31/13	125,000	129,180
	United States Treasury Note/Bond	1.875%	2/28/14	267,000	266,415
	United States Treasury Note/Bond	1.750%	3/31/14	145,000	143,776
	United States Treasury Note/Bond	1.875%	4/30/14	260,000	258,619
	United States Treasury Note/Bond	2.625%	6/30/14	300,000	306,468
	United States Treasury Note/Bond	2.375%	10/31/14	53,000	53,323
1	United States Treasury Note/Bond	4.000%	2/15/15	191,000	205,653
	United States Treasury Note/Bond	4.125%	5/15/15	229,000	247,856
	United States Treasury Note/Bond	4.250%	8/15/15	395,000	429,626
	United States Treasury Note/Bond	2.625%	2/29/16	975,000	967,531
	United States Treasury Note/Bond	2.375%	3/31/16	410,000	400,521
	United States Treasury Note/Bond	2.625%	4/30/16	72,000	71,202
	United States Treasury Note/Bond	3.125%	10/31/16	372,000	374,790
	United States Treasury Note/Bond	2.750%	11/30/16	105,000	103,294
	United States Treasury Note/Bond	4.250%	11/15/17	30,000	32,105
	United States Treasury Note/Bond	3.500%	2/15/18	426,000	432,722
	United States Treasury Note/Bond	3.875%	5/15/18	100,000	103,844
	United States Treasury Note/Bond	3.750%	11/15/18	100,000	102,141
	United States Treasury Note/Bond	2.750%	2/15/19	200,000	188,438
	United States Treasury Note/Bond	3.125%	5/15/19	200,000	193,250
	United States Treasury Note/Bond	3.625%	8/15/19	95,000	95,148
	United States Treasury Note/Bond	8.500%	2/15/20	34,000	47,579
	United States Treasury Note/Bond	8.750%	8/15/20	114,000	163,038
	United States Treasury Note/Bond	7.875%	2/15/21	130,000	177,085
	United States Treasury Note/Bond	8.125%	5/15/21	35,000	48,579
	United States Treasury Note/Bond	8.125%	8/15/21	72,000	100,114
					5,697,202
Agency Bonds and Notes (3.6%)
2	Overseas Private Investment Corp.	7.600%	12/15/12	10,360	11,146
2	Overseas Private Investment Corp.	7.050%	11/15/13	14,063	15,339
	Private Export Funding Corp.	7.250%	6/15/10	135,920	136,987
	Private Export Funding Corp.	6.070%	4/30/11	51,000	53,822
					217,294
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–5/1/16	1,116	1,199
[2,3] Freddie Mac Gold Pool		7.000%	5/1/15–3/1/16	348	376
					1,575
Nonconventional Mortgage-Backed Securities (0.9%)
[2,3] Fannie Mae Grantor Trust		5.763%	12/25/11	20,000	21,294
[2,3] Fannie Mae Grantor Trust		7.300%	5/25/10	30,000	30,007
					51,301
Total U.S. Government and Agency Obligations (Cost $5,901,251)					5,967,372

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investment (0.4%)
Repurchase Agreement (0.4%)
RBS Securities, Inc.
(Dated 4/30/10, Repurchase Value
$21,708,000, collateralized by U.S.
Treasury Note, 4.500%, 2/28/11) (Cost
$21,708)	0.200%	5/3/10	21,708	21,708

Total Investments (99.5%) (Cost $5,922,959)				5,989,080
Other Assets and Liabilities-Net (0.5%)				30,789
Net Assets (100%)				6,019,869

1 Securities with a value of $5,922,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2010	(3,034)	(660,132)	(2,439)
5-Year U.S. Treasury Note	June 2010	(914)	(105,895)	(542)
10-Year U.S. Treasury Note	June 2010	1,116	131,583	1,727

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Intermediate-Term Treasury Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	5,967,372	-
Temporary Cash Investments	-	21,708	-
Futures Contracts—Assets[1]	625	-	-
Futures Contracts—Liabilities[1]	(923)	-	-
Total	(298)	5,989,080	-
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the cost of investment securities for tax purposes was $5,951,361,000. Net unrealized appreciation of investment securities for tax purposes was $37,719,000, consisting of unrealized gains of $56,269,000 on securities that had risen in value since their purchase and $18,550,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.9%)
U.S. Government Securities (2.9%)
	United States Treasury Note/Bond	4.875%	7/31/11	78,020	82,214
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	74,167
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	61,719
	United States Treasury Note/Bond	2.250%	5/31/14	132,000	133,073
Total U.S. Government and Agency Obligations (Cost $336,421)					351,173
Corporate Bonds (94.2%)
Finance (10.2%)
	Banking (4.7%)
	BAC Capital Trust XI	6.625%	5/23/36	100,245	91,889
	BankAmerica Capital II	8.000%	12/15/26	14,590	14,663
	Capital One Capital V	10.250%	8/15/39	48,480	58,324
	Capital One Capital VI	8.875%	5/15/40	30,000	33,238
1	Citigroup Capital XXI	8.300%	3/15/57	121,575	121,575
	Citigroup Inc.	5.500%	2/15/17	56,260	56,095
	LBG Capital No.1 PLC	7.875%	11/1/20	131,265	120,107
	NB Capital Trust IV	8.250%	4/15/27	24,250	24,371
2	Provident Funding Associates	10.250%	4/15/17	48,700	50,405

	Finance Companies (3.1%)
^	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/13	3,037	3,166
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/14	4,556	4,749
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/15	4,556	4,749
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/16	7,593	7,896
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/17	10,630	11,055
^	CIT Group Inc.	7.000%	5/1/13	10,764	10,603
	CIT Group Inc.	7.000%	5/1/14	16,147	15,582
	CIT Group Inc.	7.000%	5/1/15	16,147	15,420
	CIT Group Inc.	7.000%	5/1/16	26,911	25,599
	CIT Group Inc.	7.000%	5/1/17	57,676	54,864
2	GMAC Inc.	8.300%	2/12/15	76,590	80,228
2	GMAC Inc.	8.000%	3/15/20	86,575	89,172
	GMAC Inc.	8.000%	11/1/31	46,815	45,469

	Insurance (2.1%)
1	Hartford Financial Services Group Inc.	8.125%	6/15/38	81,335	83,919
2	Liberty Mutual Group Inc.	7.800%	3/15/37	43,845	40,948
2	Metlife Capital Trust IV	7.875%	12/15/37	29,325	31,083
2	MetLife Capital Trust X	9.250%	4/8/38	33,000	38,957
	Provident Cos. Inc.	7.000%	7/15/18	31,750	33,608
^	Unum Group	6.750%	12/15/28	20,560	19,263
	Unum Group	7.375%	6/15/32	6,295	4,982

	Other Finance (0.3%)
	Lender Processing Services Inc.	8.125%	7/1/16	30,335	32,345

					1,224,324

Industrial (75.2%)
	Basic Industry (10.0%)
	Arch Western Finance LLC	6.750%	7/1/13	80,530	80,933
2	Ashland Inc.	9.125%	6/1/17	24,880	28,239
2	Cascades Inc.	7.750%	12/15/17	32,775	33,431
2	Cascades Inc.	7.875%	1/15/20	10,620	10,726
[3,4] CDW TLB Bank Loan		4.253%	10/12/14	92,341	86,108
	CF Industries Inc.	6.875%	5/1/18	21,795	22,749
	CF Industries Inc.	7.125%	5/1/20	13,080	13,767
[3,4] CIT Group Exp TL Bank Loan		9.500%	1/31/12	17,149	17,669
[3,4] CIT Group Inc. Bank Loan		13.000%	1/18/12	16,478	16,976
2	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	27,020	27,763
2	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	15,580	16,164
2	Consol Energy Inc.	8.000%	4/1/17	34,455	36,350
2	Consol Energy Inc.	8.250%	4/1/20	49,305	52,263
2	Drummond Co. Inc.	9.000%	10/15/14	6,010	6,280
[3,4] Federal Mogul Term Bank Loan		2.188%	12/27/15	29,068	26,569
[3,4] First Data TLB-1 Bank Loan		3.013%	9/24/14	50,070	45,021
[3,4] First Data TLB-2 Bank Loan		3.032%	9/24/14	9,671	8,682
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	27,000	30,240
[3,4] Freescale Semiconductor Inc Bank Loan		4.499%	12/1/13	59,064	58,739
2	Georgia-Pacific LLC	7.125%	1/15/17	78,040	81,942
	Georgia-Pacific LLC	8.000%	1/15/24	17,955	19,436
2	LBI Escrow Corp.	8.000%	11/1/17	28,590	29,662
	Methanex Corp.	8.750%	8/15/12	28,910	29,994
	Neenah Paper Inc.	7.375%	11/15/14	28,380	28,380
	Novelis Inc.	7.250%	2/15/15	93,555	91,684
[3,4] Rite Aid Bank Loan		9.500%	6/15/15	20,670	21,501
	Solutia Inc.	8.750%	11/1/17	6,570	6,981
	Teck Resources Ltd.	10.750%	5/15/19	26,475	32,994
	United States Steel Corp.	7.000%	2/1/18	47,650	48,126
2	Vedanta Resources PLC	8.750%	1/15/14	9,725	10,663
2	Vedanta Resources PLC	9.500%	7/18/18	77,190	85,452
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	41,340
	Weyerhaeuser Co.	7.375%	3/15/32	53,550	53,819

	Capital Goods (4.8%)
	Alliant Techsystems Inc.	6.750%	4/1/16	24,125	24,788
	Ball Corp.	7.125%	9/1/16	3,380	3,591
	Ball Corp.	6.625%	3/15/18	18,800	19,176
	Ball Corp.	7.375%	9/1/19	4,890	5,147
2	Bombardier Inc.	7.500%	3/15/18	32,985	35,047
2	Bombardier Inc.	7.750%	3/15/20	33,085	35,235
2	Case New Holland Inc.	7.750%	9/1/13	23,465	24,404
	Case New Holland Inc.	7.125%	3/1/14	64,950	66,574
2	Cemex Finance LLC	9.500%	12/14/16	54,175	55,596
	Crown Americas LLC / Crown Americas
	Capital Corp.	7.750%	11/15/15	20,635	21,512
2	Fibria Overseas Finance Ltd.	9.250%	10/30/19	44,770	51,862
2	Fibria Overseas Finance Ltd.	7.500%	5/4/20	29,490	29,384
	Masco Corp.	6.125%	10/3/16	7,785	7,944
	Masco Corp.	6.625%	4/15/18	3,895	3,934
	Masco Corp.	7.125%	3/15/20	5,515	5,637
	Masco Corp.	6.500%	8/15/32	21,385	19,131
	Owens Corning	9.000%	6/15/19	39,840	47,908

2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.750%	10/15/16	63,525	65,590
TransDigm Inc.	7.750%	7/15/14	9,680	9,874
2 TransDigm Inc.	7.750%	7/15/14	16,960	17,299
United Rentals North America Inc.	10.875%	6/15/16	29,190	32,693

Communication (16.8%)
Belo Corp.	8.000%	11/15/16	9,750	10,189
2 Cablevision Systems Corp.	8.625%	9/15/17	53,150	56,472
Cablevision Systems Corp.	7.750%	4/15/18	8,085	8,166
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	29,210	29,940
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	34,580	35,617
2 Cenveo Corp.	8.875%	2/1/18	48,750	50,091
2 Cequel Communications Holdings I LLC and
Cequel Capital Corp.	8.625%	11/15/17	24,350	24,837
Cincinnati Bell Inc.	8.250%	10/15/17	48,625	48,990
Cincinnati Bell Inc.	8.750%	3/15/18	55,315	56,006
2 Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	9,115	9,719
2 Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	48,120	51,549
^ Cricket Communications Inc.	9.375%	11/1/14	79,830	82,824
^ Cricket Communications Inc.	10.000%	7/15/15	2,430	2,576
Cricket Communications Inc.	7.750%	5/15/16	24,260	25,230
2 CSC Holdings LLC	8.500%	4/15/14	20,540	22,081
CSC Holdings LLC	7.875%	2/15/18	29,580	31,392
CSC Holdings LLC	7.625%	7/15/18	79,045	83,195
2 CSC Holdings LLC	8.625%	2/15/19	10,520	11,493
Equinix Inc.	8.125%	3/1/18	35,120	36,525
Frontier Communications Corp.	8.250%	5/1/14	58,395	61,607
Frontier Communications Corp.	8.125%	10/1/18	58,200	59,946
GCI Inc.	7.250%	2/15/14	53,475	53,609
2 Inmarsat Finance PLC	7.375%	12/1/17	14,580	15,305
Intelsat Corp.	9.250%	8/15/14	58,350	60,392
Intelsat Jackson Holdings SA	9.500%	6/15/16	6,705	7,149
2 Intelsat Jackson Holdings SA	8.500%	11/1/19	11,335	11,958
Intelsat SA	6.500%	11/1/13	46,555	46,206
Intelsat Subsidiary Holding Co. SA	8.500%	1/15/13	61,265	62,337
2 Intelsat Subsidiary Holding Co. SA	8.875%	1/15/15	18,095	18,774
Interpublic Group of Cos. Inc.	6.250%	11/15/14	24,300	25,029
Interpublic Group of Cos. Inc.	10.000%	7/15/17	26,670	30,537
Lamar Media Corp.	6.625%	8/15/15	18,680	18,376
2 Lamar Media Corp.	7.875%	4/15/18	11,890	12,217
Liberty Media LLC	5.700%	5/15/13	83,150	83,358
Liberty Media LLC	8.500%	7/15/29	14,595	13,756
Liberty Media LLC	8.250%	2/1/30	46,115	43,463
Mediacom Broadband LLC / Mediacom
Broadband Corp.	8.500%	10/15/15	47,845	49,280
5 MediaNews Group Inc.	6.875%	10/1/13	26,317	3
^ MetroPCS Wireless Inc.	9.250%	11/1/14	68,110	70,834
MetroPCS Wireless Inc.	9.250%	11/1/14	23,170	24,039
2 New Communications Holdings Inc.	7.875%	4/15/15	6,910	7,126
2 New Communications Holdings Inc.	8.250%	4/15/17	17,625	18,220
2 New Communications Holdings Inc.	8.500%	4/15/20	19,645	20,136
2 New Communications Holdings Inc.	8.750%	4/15/22	9,735	9,978
1 Quebecor Media Inc.	7.750%	3/15/16	49,585	49,709
Quebecor Media Inc.	7.750%	3/15/16	48,600	48,722
Qwest Communications International Inc.	7.500%	2/15/14	24,000	24,420

2	Qwest Communications International Inc.	8.000%	10/1/15	25,000	26,875
2	Qwest Communications International Inc.	7.125%	4/1/18	26,445	27,371
	Qwest Corp.	6.875%	9/15/33	24,815	23,915
2	SBA Telecommunications Inc.	8.000%	8/15/16	11,105	11,688
2	SBA Telecommunications Inc.	8.250%	8/15/19	11,105	11,882
2	Sinclair Television Group Inc.	9.250%	11/1/17	26,530	28,254
	Sprint Capital Corp.	6.900%	5/1/19	24,395	23,053
	Sprint Nextel Corp.	6.000%	12/1/16	31,700	29,323
	Videotron Ltee	9.125%	4/15/18	25,380	28,045
2	Virgin Media Secured Finance PLC	6.500%	1/15/18	24,300	24,606
2	Wind Acquisition Finance SA	11.750%	7/15/17	75,775	84,773
	Windstream Corp.	8.125%	8/1/13	11,565	12,114
	Windstream Corp.	8.625%	8/1/16	22,955	23,644
	Windstream Corp.	7.875%	11/1/17	42,820	42,552
	Windstream Corp.	7.000%	3/15/19	9,720	9,161

	Consumer Cyclical (13.0%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	23,422
	AMC Entertainment Inc.	8.750%	6/1/19	42,420	44,753
[3,4] Ford Motor Credit Co. Bank Loan		3.310%	12/15/13	139,076	134,078
	Ford Motor Credit Co. LLC	7.000%	10/1/13	124,665	128,093
	Ford Motor Credit Co. LLC	8.000%	12/15/16	47,520	50,371
	Ford Motor Credit Co. LLC	8.125%	1/15/20	38,925	41,163
	Goodyear Tire & Rubber Co.	8.625%	12/1/11	19,400	20,200
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	9,690	10,804
	Hanesbrands Inc.	8.000%	12/15/16	22,835	23,863
	Host Hotels & Resorts LP	7.125%	11/1/13	79,045	80,231
	Host Hotels & Resorts LP	6.875%	11/1/14	41,280	42,002
	Host Hotels & Resorts LP	6.750%	6/1/16	7,790	7,868
2	Levi Strauss & Co.	7.625%	5/15/20	17,015	17,206
	Ltd Brands Inc.	7.000%	5/1/20	7,595	7,747
^	Macy's Retail Holdings Inc.	7.450%	7/15/17	23,820	25,785
	Macy's Retail Holdings Inc.	6.700%	7/15/34	9,285	8,728
	Marquee Holdings Inc.	9.505%	8/15/14	38,405	32,068
	MGM Mirage	8.500%	9/15/10	63,725	64,362
	MGM Mirage	6.750%	9/1/12	34,305	33,190
2	MGM Mirage	10.375%	5/15/14	35,945	39,360
2	MGM Mirage	11.125%	11/15/17	18,780	21,245
2	MGM Mirage	9.000%	3/15/20	19,200	20,112
	Navistar International Corp.	8.250%	11/1/21	56,000	59,080
	Phillips-Van Heusen Corp.	7.375%	5/15/20	20,590	21,105
2	QVC Inc.	7.500%	10/1/19	61,535	62,920
	Rite Aid Corp.	9.750%	6/12/16	23,335	25,669
	Rite Aid Corp.	10.375%	7/15/16	38,900	41,720
	Rite Aid Corp.	7.500%	3/1/17	22,610	21,367
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	29,161
	Seneca Gaming Corp.	7.250%	5/1/12	22,360	22,220
	Service Corp. International/US	7.375%	10/1/14	15,605	16,112
	Service Corp. International/US	6.750%	4/1/16	22,998	22,998
	Service Corp. International/US	7.000%	6/15/17	38,900	38,900
	Service Corp. International/US	7.625%	10/1/18	35,040	36,266
	Tenneco Inc.	10.250%	7/15/13	24,697	25,314
2	TRW Automotive Inc.	7.000%	3/15/14	96,785	97,995
2	TRW Automotive Inc.	7.250%	3/15/17	44,280	44,612
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	6.625%	12/1/14	36,780	37,148
^	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	6.625%	12/1/14	55,385	55,939

2 Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	34,000	34,680

Consumer Noncyclical (12.7%)
2 ACCO Brands Corp.	10.625%	3/15/15	9,275	10,318
ARAMARK Corp.	8.500%	2/1/15	100,435	103,071
2 BFF International Ltd.	7.250%	1/28/20	48,750	49,731
Bio-Rad Laboratories Inc.	7.500%	8/15/13	5,745	5,831
Bio-Rad Laboratories Inc.	6.125%	12/15/14	10,295	10,372
Bio-Rad Laboratories Inc.	8.000%	9/15/16	12,800	13,696
Biomet Inc.	10.000%	10/15/17	56,740	62,414
Biomet Inc.	11.625%	10/15/17	16,995	18,992
CHS/Community Health Systems Inc.	8.875%	7/15/15	120,105	124,909
Constellation Brands Inc.	7.250%	9/1/16	65,188	66,981
Constellation Brands Inc.	7.250%	5/15/17	26,605	27,270
3 Elan Finance PLC / Elan Finance Corp.	4.250%	11/15/11	31,930	31,451
Elan Finance PLC / Elan Finance Corp.	8.875%	12/1/13	47,530	49,552
2 Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	53,305	54,371
HCA Inc.	5.750%	3/15/14	9,135	8,884
HCA Inc.	6.375%	1/15/15	96,955	94,531
HCA Inc.	6.500%	2/15/16	69,575	67,836
HCA Inc.	9.250%	11/15/16	99,230	106,672
2 HCA Inc.	9.875%	2/15/17	37,945	41,929
2 HCA Inc.	8.500%	4/15/19	23,905	26,385
HCA Inc.	7.690%	6/15/25	4,510	4,285
IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	36,960	37,884
Omnicare Inc.	6.125%	6/1/13	6,565	6,565
Omnicare Inc.	6.750%	12/15/13	18,335	18,495
Omnicare Inc.	6.875%	12/15/15	15,615	15,615
2 Smithfield Foods Inc.	10.000%	7/15/14	30,020	33,660
Smithfield Foods Inc.	7.750%	7/1/17	63,120	62,647
SUPERVALU Inc.	7.500%	11/15/14	39,355	40,339
SUPERVALU Inc.	8.000%	5/1/16	35,485	35,929
Tenet Healthcare Corp.	7.375%	2/1/13	13,755	14,065
Tenet Healthcare Corp.	9.250%	2/1/15	11,445	12,246
2 Tenet Healthcare Corp.	9.000%	5/1/15	43,890	47,840
2 Tenet Healthcare Corp.	10.000%	5/1/18	19,525	22,259
2 Tenet Healthcare Corp.	8.875%	7/1/19	63,575	69,615
Tyson Foods Inc.	10.500%	3/1/14	25,660	30,535
Tyson Foods Inc.	7.850%	4/1/16	47,695	51,749
Ventas Realty LP / Ventas Capital Corp.	6.625%	10/15/14	20,195	20,750
Ventas Realty LP / Ventas Capital Corp.	7.125%	6/1/15	16,405	16,897
Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	17,655	18,185

Energy (10.4%)
2 Arch Coal Inc.	8.750%	8/1/16	14,090	15,076
2 Calpine Corp.	7.250%	10/15/17	91,618	89,099
Chesapeake Energy Corp.	9.500%	2/15/15	15,900	17,490
Chesapeake Energy Corp.	6.625%	1/15/16	48,625	48,078
Chesapeake Energy Corp.	6.875%	1/15/16	39,920	39,820
Chesapeake Energy Corp.	6.500%	8/15/17	72,645	70,375
Chesapeake Energy Corp.	6.250%	1/15/18	45,220	43,863
Denbury Resources Inc.	8.250%	2/15/20	19,004	20,382
Encore Acquisition Co.	9.500%	5/1/16	37,295	40,838
2 Expro Finance Luxembourg SCA	8.500%	12/15/16	70,410	71,796
Forest Oil Corp.	7.250%	6/15/19	31,115	31,582
Hornbeck Offshore Services Inc.	6.125%	12/1/14	36,695	36,512
Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	16,793

2	McJunkin Red Man Corp.	9.500%	12/15/16	23,445	24,441
	Newfield Exploration Co.	6.625%	4/15/16	23,985	24,345
	Newfield Exploration Co.	7.125%	5/15/18	56,260	57,948
	Peabody Energy Corp.	7.375%	11/1/16	69,675	74,117
	Peabody Energy Corp.	7.875%	11/1/26	47,685	49,592
	Petrohawk Energy Corp.	9.125%	7/15/13	13,465	14,071
	Petrohawk Energy Corp.	10.500%	8/1/14	32,320	35,875
	Petrohawk Energy Corp.	7.875%	6/1/15	27,920	28,827
2	Petroplus Finance Ltd.	6.750%	5/1/14	47,800	45,051
2	Petroplus Finance Ltd.	7.000%	5/1/17	42,225	38,319
	Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	36,072
	Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	70,700
	Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	39,626
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	12,882
	Plains Exploration & Production Co.	7.750%	6/15/15	9,715	9,885
	Plains Exploration & Production Co.	7.000%	3/15/17	15,685	15,528
	Plains Exploration & Production Co.	7.625%	6/1/18	17,780	17,958
	Range Resources Corp.	7.500%	10/1/17	19,450	20,301
2	SandRidge Energy Inc.	9.875%	5/15/16	6,745	7,082
2	SandRidge Energy Inc.	8.000%	6/1/18	38,295	37,625
2	SandRidge Energy Inc.	8.750%	1/15/20	17,550	17,638
	Whiting Petroleum Corp.	7.250%	5/1/12	15,295	15,314
	Whiting Petroleum Corp.	7.250%	5/1/13	19,910	20,159
	Whiting Petroleum Corp.	7.000%	2/1/14	2,635	2,754

	Other Industrial (0.5%)
	Virgin Media Finance PLC	9.500%	8/15/16	43,375	47,496
	Virgin Media Finance PLC	8.375%	10/15/19	14,560	15,251

	Technology (5.6%)
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	108,050	79,147
2	Brocade Communications Systems Inc.	6.625%	1/15/18	9,355	9,612
2	Brocade Communications Systems Inc.	6.875%	1/15/20	9,110	9,383
	Flextronics International Ltd.	6.250%	11/15/14	29,846	30,070
^	Freescale Semiconductor Inc.	8.875%	12/15/14	64,180	63,217
^,2 Freescale Semiconductor Inc.		10.125%	3/15/18	57,255	61,835
2	Freescale Semiconductor Inc.	9.250%	4/15/18	24,300	25,272
	Iron Mountain Inc.	8.000%	6/15/20	22,340	23,178
	Iron Mountain Inc.	8.375%	8/15/21	43,695	46,153
	Jabil Circuit Inc.	7.750%	7/15/16	10,690	11,278
	Jabil Circuit Inc.	8.250%	3/15/18	8,745	9,466
2	Seagate HDD Cayman	6.875%	5/1/20	44,760	44,872
	Seagate Technology HDD Holdings	6.800%	10/1/16	33,035	33,613
2	Seagate Technology International/Cayman
	Islands	10.000%	5/1/14	48,540	57,277
2	Sorenson Communications Inc.	10.500%	2/1/15	41,375	40,341
	SunGard Data Systems Inc.	9.125%	8/15/13	68,250	69,786
	SunGard Data Systems Inc.	10.250%	8/15/15	10,878	11,463
2	Unisys Corp.	12.750%	10/15/14	40,280	47,128

	Transportation (1.4%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	7.625%	5/15/14	8,770	8,901
1	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	29,926	28,430
1	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	20,723	19,687
	Hertz Corp.	8.875%	1/1/14	78,785	81,345

^ Hertz Corp.	10.500%	1/1/16	32,355	34,701
				9,084,932
Utilities (8.8%)
Electric (7.8%)
2 AES Corp.	8.750%	5/15/13	8,284	8,408
AES Corp.	7.750%	10/15/15	49,640	50,633
AES Corp.	8.000%	10/15/17	33,505	34,594
AES Corp.	8.000%	6/1/20	19,980	20,529
Dynegy Holdings Inc.	8.375%	5/1/16	55,465	48,948
Dynegy Holdings Inc.	7.750%	6/1/19	44,450	36,004
^ Edison Mission Energy	7.500%	6/15/13	11,865	10,560
Edison Mission Energy	7.000%	5/15/17	34,385	25,187
Edison Mission Energy	7.200%	5/15/19	33,675	24,246
Energy Future Holdings Corp.	5.550%	11/15/14	64,890	48,343
Energy Future Holdings Corp.	6.500%	11/15/24	77,300	39,809
Energy Future Holdings Corp.	6.550%	11/15/34	66,345	33,836
1 Homer City Funding LLC	8.734%	10/1/26	49,902	47,407
2 Intergen NV	9.000%	6/30/17	57,635	60,373
2 Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	12,494
1 Midwest Generation LLC	8.560%	1/2/16	10,468	10,599
Mirant North America LLC	7.375%	12/31/13	69,140	71,214
NRG Energy Inc.	7.250%	2/1/14	30,145	30,522
NRG Energy Inc.	7.375%	2/1/16	104,430	103,647
NRG Energy Inc.	7.375%	1/15/17	69,725	69,028
^ RRI Energy Inc.	6.750%	12/15/14	61,078	62,605
RRI Energy Inc.	7.875%	6/15/17	24,850	23,918
^ Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	87,525	65,425

Natural Gas (1.0%)
El Paso Corp.	12.000%	12/12/13	16,685	19,855
El Paso Corp.	7.000%	6/15/17	21,395	21,876
El Paso Corp.	7.250%	6/1/18	66,150	68,796

Kinder Morgan Finance Co. ULC	5.700%	1/5/16	15,000	14,794
				1,063,650
Total Corporate Bonds (Cost $10,858,447)				11,372,906
Sovereign Bond (0.2%)
2 Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	31,892
Total Sovereign Bonds (Cost $26,796)				31,892
				Market
				Value
			Shares	($000)
Common Stocks (0.3%)
Financials (0.3%)
CIT Group Inc.			926,565	37,619
Total Common Stocks (Cost $26,018)				37,619

	Coupon
Temporary Cash Investments (3.4%)
Money Market Fund (2.1%)
[6,7] Vanguard Market Liquidity Fund	0.210%		252,083,370	252,083
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (1.3%)
Goldman Sachs & Co.
(Dated 4/30/10, Repurchase Value
$152,403,000, collateralized by
Government National Mortgage Assn.
5.000%-6.000%, 4/20/38-11/15/39)	0.200%	5/3/10	152,400	152,400

Total Temporary Cash Investments (Cost $404,483)				404,483
Total Investments (101.0%) (Cost $11,652,165)				12,198,073
Other Assets and Liabilities-Net (-1.0%)[7]				(121,856)
Net Assets (100%)				12,076,217

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $241,561,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $3,134,359,000, representing 26.0% of net assets.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2010, the aggregate value of these securities was $415,343,000, representing 3.4% of net assets.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $252,083,000 of collateral received for securities on loan.

High-Yield Corporate Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations		351,173
Corporate Bonds		11,372,906
Sovereign Bonds		31,892
Common Stocks	37,619
Temporary Cash Investments	252,083	152,400
Total	289,702	11,908,371

C. At April 30, 2010, the cost of investment securities for tax purposes was $11,652,165,000. Net unrealized appreciation of investment securities for tax purposes was $545,908,000, consisting of unrealized gains of $713,022,000 on securities that had risen in value since their purchase and $167,114,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.6%)
U.S. Government Securities (2.3%)
United States Treasury Note/Bond		0.875%	5/31/11	7,600	7,632
United States Treasury Note/Bond		1.375%	2/15/13	9,000	8,994
United States Treasury Note/Bond		1.375%	3/15/13	10,000	9,980
United States Treasury Note/Bond		2.250%	5/31/14	1,200	1,210
United States Treasury Note/Bond		2.625%	6/30/14	113,010	115,446
United States Treasury Note/Bond		2.125%	11/30/14	55,000	54,682
United States Treasury Note/Bond		4.125%	5/15/15	28,000	30,306
United States Treasury Note/Bond		4.500%	11/15/15	10,000	11,011
United States Treasury Note/Bond		2.375%	3/31/16	2,000	1,954
United States Treasury Note/Bond		2.625%	4/30/16	4,700	4,648
United States Treasury Note/Bond		3.875%	5/15/18	42,360	43,988
United States Treasury Note/Bond		2.750%	2/15/19	6,395	6,025
United States Treasury Note/Bond		3.625%	8/15/19	34,600	34,654
					330,530
Agency Bonds and Notes (1.3%)
[1,2] Federal Farm Credit Bank		0.209%	5/4/10	43,225	43,225
[1,2] Federal Farm Credit Bank		0.179%	5/5/10	97,000	97,000
[1,2] Federal Farm Credit Bank		0.189%	8/3/10	43,650	43,649
[1,2] Federal Farm Credit Bank		0.639%	10/1/10	4,850	4,856
					188,730
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Non Gold Pool		3.244%	8/1/32	710	713
[2,3] Freddie Mac Non Gold Pool		3.393%	9/1/32	297	307
					1,020
Total U.S. Government and Agency Obligations (Cost $518,351)					520,280
Asset-Backed/Commercial Mortgage-Backed Securities (12.2%)
3,4	Ally Auto Receivables Trust	2.330%	6/17/13	4,750	4,828
3,4	Ally Auto Receivables Trust	3.050%	12/15/14	19,860	20,392
3,4	Ally Auto Receivables Trust	3.000%	10/15/15	1,875	1,926
3,4	Ally Master Owner Trust	2.880%	4/15/13	17,750	17,747
3,4	Ally Master Owner Trust	3.470%	4/15/13	3,900	3,899
3,4	Ally Master Owner Trust	3.870%	4/15/13	1,800	1,800
3,4	Ally Master Owner Trust	4.250%	4/15/17	3,100	3,136
3,4	Ally Master Owner Trust	4.590%	4/15/17	3,280	3,293
[1,3,4]	American Express Credit Account Master
	Trust	0.584%	6/17/13	1,230	1,227
[1,3,4]	American Express Credit Account Master
	Trust	0.544%	8/15/13	3,000	2,987
[1,3,4]	American Express Credit Account Master
	Trust	0.534%	12/15/13	1,500	1,489
[1,3,4]	American Express Credit Account Master
	Trust	0.534%	3/17/14	1,500	1,485
[1,3,4]	American Express Credit Account Master
	Trust	0.674%	1/15/15	1,160	1,142
1,3	American Express Credit Account Master
	Trust	1.354%	3/15/16	1,500	1,522

1,3	American Express Credit Account Master
	Trust	1.354%	3/15/16	930	944
1,3	American Express Credit Account Master
	Trust	1.354%	4/15/16	1,000	1,015
1,3	American Express Credit Account Master
	Trust	1.504%	3/15/17	12,750	13,274
1,3	AmeriCredit Automobile Receivables Trust	5.249%	1/6/15	5,500	5,781
1,3	AmeriCredit Automobile Receivables Trust	5.249%	4/6/15	5,000	5,324
3	Americredit Prime Automobile Receivable	2.210%	1/15/14	1,900	1,925
3	Americredit Prime Automobile Receivable	2.900%	12/15/14	1,480	1,518
[1,3,4]	Arkle Master Issuer PLC	0.000%	5/17/60	62,450	62,450
4	BA Covered Bond Issuer	5.500%	6/14/12	11,000	11,705
1,3	BA Credit Card Trust	0.284%	11/15/13	3,775	3,768
1,3	BA Credit Card Trust	0.254%	4/15/14	4,720	4,699
1,3	BA Credit Card Trust	0.544%	6/15/14	10,000	9,777
1,3	BA Credit Card Trust	0.000%	12/15/14	—	—
1,3	BA Credit Card Trust	0.284%	4/15/16	24,240	23,973
1,3	BA Credit Card Trust	0.314%	4/15/16	1,750	1,733
1,3	BA Credit Card Trust	0.314%	9/15/16	14,000	13,844
1,3	BA Credit Card Trust	0.324%	12/15/16	8,000	7,892
1,3	BA Credit Card Trust	0.294%	11/15/19	16,210	15,721
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	7,700	8,075
1,3	Banc of America Commercial Mortgage Inc.	5.634%	4/10/49	30,000	30,949
1,3	Banc of America Commercial Mortgage Inc.	5.867%	4/10/49	6,182	6,075
1,3	Banc of America Commercial Mortgage Inc.	6.373%	2/10/51	20,000	20,447
3,4	Bank of America Auto Trust	3.030%	10/15/16	5,050	5,210
1,3	Bank One Issuance Trust	1.054%	2/15/17	1,200	1,178
3	Bear Stearns Commercial Mortgage
	Securities	5.628%	4/12/38	8,200	8,676
1,3	Bear Stearns Commercial Mortgage
	Securities	5.908%	6/11/40	3,740	3,814
3	Bear Stearns Commercial Mortgage
	Securities	4.945%	2/11/41	7,107	7,292
3	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	3,485	3,504
3	Bear Stearns Commercial Mortgage
	Securities	4.871%	9/11/42	3,530	3,596
3	Bear Stearns Commercial Mortgage
	Securities	5.297%	10/12/42	9,000	9,477
3	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	13,000	13,494
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	11,900	12,262
[1,3,4]	BMW Floorplan Master Owner Trust	1.404%	9/15/14	30,665	30,895
1,3	Capital One Multi-Asset Execution Trust	0.544%	3/17/14	9,065	8,946
1,3	Capital One Multi-Asset Execution Trust	0.554%	6/16/14	8,300	8,164
1,3	Capital One Multi-Asset Execution Trust	0.574%	7/15/14	10,700	10,520
1,3	Capital One Multi-Asset Execution Trust	0.554%	11/15/14	13,760	13,433
1,3	Capital One Multi-Asset Execution Trust	0.284%	3/16/15	2,100	2,087
1,3	Capital One Multi-Asset Execution Trust	0.353%	7/15/15	2,750	2,728
1,3	Capital One Multi-Asset Execution Trust	0.000%	9/15/15	—	—
1,3	Capital One Multi-Asset Execution Trust	0.314%	1/15/16	16,150	16,001
1,3	Capital One Multi-Asset Execution Trust	0.284%	4/15/16	3,600	3,559
1,3	Capital One Multi-Asset Execution Trust	0.314%	7/15/16	7,900	7,812
1,3	Capital One Multi-Asset Execution Trust	0.464%	12/15/16	1,250	1,241
1,3	Capital One Multi-Asset Execution Trust	0.344%	6/17/19	23,070	22,400
1,3	Capital One Multi-Asset Execution Trust	0.304%	11/15/19	1,130	1,092
1,3	Capital One Multi-Asset Execution Trust	0.334%	12/16/19	60,690	58,752

1,3	Capital One Multi-Asset Execution Trust	0.294%	7/15/20	30,000	28,812
1,3	Chase Issuance Trust	0.694%	1/15/15	5,700	5,634
3	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	7,530	7,551
3,4	Chrysler Financial Lease Trust	3.460%	9/16/13	1,210	1,208
1,3	Citibank Credit Card Issuance Trust	0.332%	4/24/14	1,700	1,694
1,3	Citibank Credit Card Issuance Trust	0.664%	7/15/14	34,895	33,978
1,3	Citibank Credit Card Issuance Trust	0.656%	2/20/15	6,220	5,994
3	Citibank Credit Card Issuance Trust	4.850%	3/10/17	10,000	10,883
1,3	Citibank Credit Card Issuance Trust	0.732%	3/24/17	1,520	1,425
1,3	Citibank Credit Card Issuance Trust	1.456%	5/22/17	4,400	4,572
1,3	Citibank Credit Card Issuance Trust	0.317%	12/17/18	11,300	11,019
1,3	Citibank Credit Card Issuance Trust	1.631%	5/20/20	11,800	12,579
[1,3,4]	Citibank Omni Master Trust	2.354%	5/16/16	14,300	14,483
3,4	Citibank Omni Master Trust	5.350%	8/15/18	9,940	10,487
3	Citibank Omni Master Trust	4.900%	11/15/18	38,560	39,920
3,4	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	27,025	27,507
3,4	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	7,300	7,454
3	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	13,000	13,530
3	CNH Equipment Trust	3.000%	8/17/15	12,210	12,397
1,3	Commercial Mortgage Pass Through
	Certificates	4.982%	5/10/43	1,000	1,034
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	5,600	5,761
1,3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.104%	8/15/38	2,000	2,082
1,3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	23,574	24,279
3	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	9,534	9,896
3	Credit Suisse Mortgage Capital Certificates	5.911%	6/15/39	11,000	11,394
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,800	9,022
1,3	Discover Card Master Trust	1.554%	12/15/14	33,000	33,660
1,3	Discover Card Master Trust	1.554%	2/17/15	19,125	19,529
1,3	Discover Card Master Trust	0.597%	6/15/15	31,200	31,180
1,3	Discover Card Master Trust	0.904%	9/15/15	13,950	14,066
3	Discover Card Master Trust	5.650%	12/15/15	15,000	16,624
1,3	Discover Card Master Trust I	0.334%	1/19/16	32,000	31,681
1,3	Discover Card Master Trust I	0.334%	9/15/16	11,000	10,868
3	Ford Credit Auto Owner Trust	2.930%	11/15/15	1,000	1,002
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	1,210	1,212
1,3	Ford Credit Floorplan Master Owner Trust	1.804%	9/15/14	22,400	22,607
[1,3,4]	Ford Credit Floorplan Master Owner Trust	1.904%	12/15/14	18,000	18,221
[1,3,4]	Ford Credit Floorplan Master Owner Trust	2.504%	12/15/14	16,500	16,866
[1,3,4]	Ford Credit Floorplan Master Owner Trust	2.904%	12/15/14	37,130	38,090
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	28,700	29,508
3	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	2,713	2,758
3	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	34,100	34,788
3	Greenwich Capital Commercial Funding
	Corp.	4.799%	8/10/42	8,620	8,785
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	15,000	15,209
3	GS Mortgage Securities Corp. II	4.751%	7/10/39	5,300	5,403
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	4,000	4,145
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	3,600	3,670
3,4	Hertz Vehicle Financing LLC	5.290%	3/25/16	24,300	25,350
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	4,200	4,341
[1,3,4]	Hyundai Floorplan Master Owner Trust	1.504%	11/17/14	3,970	3,994
3,4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	8,840	9,428

1,3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	20,045	20,563
1,3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.038%	3/15/46	6,799	7,069
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	12,000	12,238
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	13,370	13,812
3	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	53,011	53,470
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,275	14,979
1,3	MBNA Credit Card Master Note Trust	1.604%	10/15/14	875	871
1,3	MBNA Credit Card Master Note Trust	0.674%	7/15/15	22,695	21,892
1,3	MBNA Credit Card Master Note Trust	1.154%	11/15/16	10,200	9,853
3	Merrill Lynch Mortgage Trust	5.915%	6/12/50	11,000	11,345
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	14,751
3	Morgan Stanley Capital I	5.802%	6/11/42	24,100	24,865
3	Morgan Stanley Capital I	4.989%	8/13/42	34,340	35,750
3	Morgan Stanley Capital I	5.623%	12/12/49	4,700	4,832
1,3	National City Credit Card Master Trust	0.304%	8/15/12	10,000	9,986
1,3	National City Credit Card Master Trust	0.304%	3/17/14	15,000	14,799
[1,3,4]	Navistar Financial Dealer Note Master
	Trust	1.696%	10/26/15	10,550	10,595
3	Nissan Auto Lease Trust	2.650%	1/15/15	1,875	1,906
[1,3,4]	Nissan Master Owner Trust Receivables	1.404%	1/15/15	16,750	16,835
[1,3,4]	Nordstrom Private Label Credit Card
	Master Note Trust	0.314%	5/15/15	34,300	33,598
[1,3,4]	Permanent Master Issuer PLC	1.453%	7/15/42	15,000	14,938
3,4	Tidewater Auto Receivables Trust	5.920%	5/15/17	9,848	9,894
3	Volkswagen Auto Lease Trust	4.590%	3/17/14	11,500	12,015
3	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	450	453
3	Wachovia Bank Commercial Mortgage
	Trust	4.847%	10/15/41	24,308	25,140
3	Wachovia Bank Commercial Mortgage
	Trust	5.118%	7/15/42	5,000	5,153
1,3	Wachovia Bank Commercial Mortgage
	Trust	5.383%	10/15/44	24,500	25,931
1,3	Wachovia Bank Commercial Mortgage
	Trust	5.445%	12/15/44	4,115	4,314
3	Wachovia Bank Commercial Mortgage
	Trust	5.569%	5/15/46	8,800	9,042
3	Wachovia Bank Commercial Mortgage
	Trust	5.572%	10/15/48	26,575	27,321
3	World Omni Auto Receivables Trust	5.120%	5/15/14	7,700	8,277
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,681,167)					1,767,962
Corporate Bonds (78.3%)
Finance (36.2%)
	Banking (20.0%)
	AgriBank FCB	9.125%	7/15/19	5,000	5,799
	American Express Bank FSB	6.000%	9/13/17	4,250	4,628
	American Express Centurion Bank	5.950%	6/12/17	10,000	10,828
	American Express Centurion Bank	6.000%	9/13/17	48,060	52,119
	American Express Co.	4.875%	7/15/13	16,417	17,582
	American Express Co.	7.000%	3/19/18	29,000	33,219
	American Express Co.	8.125%	5/20/19	23,304	28,490
	Amsouth Bank	5.200%	4/1/15	10,000	9,702
4	ANZ Capital Trust II	5.360%	12/15/49	10,000	9,922
	Astoria Financial Corp.	5.750%	10/15/12	9,000	9,159

4	Australia & New Zealand Banking Group
	Ltd.	5.100%	1/13/20	7,000	7,182
4	Banco Santander Chile	5.375%	12/9/14	4,000	4,273
4	Banco Votorantim SA	7.375%	1/21/20	5,000	5,117
	Bank of America Corp.	4.500%	4/1/15	15,000	15,171
	Bank of America Corp.	5.250%	12/1/15	15,000	15,218
	Bank of America Corp.	6.500%	8/1/16	31,375	33,762
	Bank of America Corp.	5.420%	3/15/17	7,300	7,233
	Bank of America Corp.	6.000%	9/1/17	1,750	1,811
	Bank of America Corp.	7.625%	6/1/19	12,500	14,299
	Bank of America NA	5.300%	3/15/17	14,527	14,459
	Bank of America NA	6.100%	6/15/17	15,000	15,611
	Bank of New York Mellon Corp.	4.500%	4/1/13	10,000	10,726
	Bank of New York Mellon Corp.	4.950%	3/15/15	14,500	15,662
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	5,790
	Bank of New York Mellon Corp.	5.450%	5/15/19	19,580	21,233
	Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	2,825	3,009
	Bank One Corp.	4.900%	4/30/15	15,000	15,751
	Barclays Bank PLC	5.200%	7/10/14	8,500	9,106
	Barclays Bank PLC	5.000%	9/22/16	40,000	41,551
	Barclays Bank PLC	6.750%	5/22/19	5,000	5,607
	Barclays Bank PLC	5.125%	1/8/20	15,000	15,004
3,4	Barclays Bank PLC	5.926%	12/15/49	15,000	13,650
	BB&T Corp.	4.750%	10/1/12	5,000	5,276
	BB&T Corp.	5.700%	4/30/14	14,500	15,910
	BB&T Corp.	5.200%	12/23/15	6,380	6,776
	BB&T Corp.	4.900%	6/30/17	15,300	15,613
	BB&T Corp.	6.850%	4/30/19	22,714	26,115
3	BBVA International Preferred SA
	Unipersonal	5.919%	12/31/49	7,000	5,600
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,345	10,224
	Bear Stearns Cos. LLC	6.400%	10/2/17	30,000	33,097
	Bear Stearns Cos. LLC	7.250%	2/1/18	42,035	48,444
4	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	4.800%	6/24/15	17,000	17,747
	BNY Mellon NA	4.750%	12/15/14	5,000	5,310
1,4	BTMU Curacao Holdings NV	0.586%	12/19/16	10,790	10,466
	Capital One Financial Corp.	6.750%	9/15/17	20,000	22,657
3,4	CBA Capital Trust II	6.024%	3/15/49	17,050	16,027
[1,4,5]	CBG Florida REIT Corp.	7.114%	2/15/49	17,340	564
	Citigroup Inc.	7.250%	10/1/10	900	921
	Citigroup Inc.	5.500%	4/11/13	13,550	14,315
	Citigroup Inc.	6.500%	8/19/13	10,000	10,856
	Citigroup Inc.	6.375%	8/12/14	10,000	10,846
	Citigroup Inc.	5.000%	9/15/14	12,000	12,089
	Citigroup Inc.	5.300%	1/7/16	10,000	10,160
	Citigroup Inc.	5.850%	8/2/16	10,000	10,395
	Citigroup Inc.	6.125%	11/21/17	63,925	66,922
	Citigroup Inc.	8.500%	5/22/19	24,000	28,379
	Comerica Bank	5.700%	6/1/14	18,000	19,064
	Comerica Bank	5.750%	11/21/16	4,000	4,174
4	Commonwealth Bank of Australia	5.000%	10/15/19	15,000	15,442
	Credit Suisse AG	5.400%	1/14/20	37,000	37,665
	Credit Suisse USA Inc.	5.125%	1/15/14	2,460	2,660
	Credit Suisse USA Inc.	5.125%	8/15/15	2,000	2,156
	Credit Suisse	5.500%	5/1/14	49,320	54,044
	Credit Suisse	6.000%	2/15/18	60,692	64,756
	Credit Suisse	5.300%	8/13/19	60,000	62,398

4	Danske Bank A/S	3.750%	4/1/15	9,000	9,057
	Deutsche Bank AG	6.000%	9/1/17	43,000	47,545
	Deutsche Bank Financial LLC	5.375%	3/2/15	10,000	10,693
	Discover Bank/Greenwood DE	8.700%	11/18/19	10,000	11,392
	Discover Bank/Greenwood DE	7.000%	4/15/20	13,665	14,047
	Fifth Third Bank	4.750%	2/1/15	31,825	32,516
	First Tennessee Bank NA	5.050%	1/15/15	5,000	4,880
	Goldman Sachs Group Inc.	5.350%	1/15/16	5,000	5,148
	Goldman Sachs Group Inc.	5.625%	1/15/17	29,000	28,686
	Goldman Sachs Group Inc.	6.250%	9/1/17	25,000	26,175
	Goldman Sachs Group Inc.	5.950%	1/18/18	18,000	18,580
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,075	15,656
	Goldman Sachs Group Inc.	5.375%	3/15/20	25,000	24,316
	HSBC Bank USA NA	4.625%	4/1/14	22,000	23,152
	Hudson United Bank	7.000%	5/15/12	9,200	9,806
4	ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,785
	JPMorgan Chase & Co.	5.750%	1/2/13	12,000	12,982
	JPMorgan Chase & Co.	4.875%	3/15/14	6,440	6,832
	JPMorgan Chase & Co.	6.125%	6/27/17	10,000	10,755
	JPMorgan Chase & Co.	6.000%	1/15/18	18,000	19,326
	JPMorgan Chase & Co.	6.300%	4/23/19	24,150	26,596
	JPMorgan Chase & Co.	4.950%	3/25/20	25,000	25,036
3	JPMorgan Chase & Co.	7.900%	12/29/49	5,650	5,933
	JPMorgan Chase Bank NA	5.875%	6/13/16	10,000	10,815
	JPMorgan Chase Bank NA	6.000%	10/1/17	41,880	45,220
	KeyBank NA	4.950%	9/15/15	18,000	18,195
	KeyBank NA	5.450%	3/3/16	2,500	2,542
3,4	Lloyds Banking Group PLC	6.267%	11/14/49	6,875	4,468
4	Lloyds TSB Bank PLC	5.800%	1/13/20	15,000	14,823
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	4,000	4,027
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	10,000	9,215
1,4	Manufacturers & Traders Trust Co.	1.791%	4/1/13	2,750	2,678
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	38,555	41,931
	Mercantile Bankshares Corp.	4.625%	4/15/13	10,000	10,443
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	17,150	17,734
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	12,000	11,992
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	15,355	16,507
	Morgan Stanley	4.750%	4/1/14	26,250	26,785
	Morgan Stanley	6.000%	4/28/15	3,000	3,216
	Morgan Stanley	6.250%	8/28/17	3,825	3,994
	Morgan Stanley	5.950%	12/28/17	38,000	39,027
	Morgan Stanley	6.625%	4/1/18	62,150	66,126
	Morgan Stanley	7.300%	5/13/19	3,000	3,315
	Morgan Stanley	5.625%	9/23/19	28,000	27,546
	National City Bank	6.250%	3/15/11	8,000	8,331
	National City Bank	5.250%	12/15/16	7,500	7,761
	National City Bank	5.800%	6/7/17	5,012	5,276
	National City Corp.	4.900%	1/15/15	28,435	30,311
	National City Corp.	6.875%	5/15/19	2,500	2,810
4	Nordea Bank AB	3.700%	11/13/14	7,100	7,283
4	Nordea Bank AB	4.875%	1/27/20	7,500	7,508
	Northern Trust Co.	5.850%	11/9/17	7,280	7,919
	Northern Trust Co.	6.500%	8/15/18	4,000	4,571
3,4	Northgroup Preferred Capital Corp.	6.378%	10/15/49	7,000	6,597
	PNC Bank NA	4.875%	9/21/17	6,100	6,154
	PNC Bank NA	6.000%	12/7/17	4,500	4,813
	PNC Bank NA	6.875%	4/1/18	33,085	37,045
	PNC Funding Corp.	4.250%	9/21/15	15,000	15,556

	PNC Funding Corp.	5.250%	11/15/15	13,685	14,583
	PNC Funding Corp.	6.700%	6/10/19	10,000	11,378
	PNC Funding Corp.	5.125%	2/8/20	5,000	5,086
4	Rabobank Nederland NV	4.750%	1/15/20	18,000	18,263
	Regions Financial Corp.	6.375%	5/15/12	2,080	2,123
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	4,520	4,443
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,228	2,144
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	2,000	1,635
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	20,500	20,994
4	Royal Bank of Scotland PLC	4.875%	8/25/14	63,290	64,883
	Royal Bank of Scotland PLC	4.875%	3/16/15	15,000	15,330
	Santander Holdings USA Inc.	4.800%	9/1/10	5,000	5,059
4	Scotland International Finance No 2 BV	7.700%	8/15/10	10,000	10,114
4	Societe Generale	5.750%	4/20/16	5,200	5,547
	SouthTrust Corp.	5.800%	6/15/14	14,705	15,792
1	Sovereign Bank	1.959%	8/1/13	2,458	2,435
	Sovereign Bank	8.750%	5/30/18	5,000	5,711
	State Street Bank and Trust Co.	5.300%	1/15/16	12,000	12,845
	State Street Corp.	4.300%	5/30/14	10,000	10,586
1	SunTrust Bank	0.591%	4/1/15	6,000	5,449
	SunTrust Bank	7.250%	3/15/18	13,000	14,149
4	Svenska Handelsbanken AB	5.125%	3/30/20	10,000	10,088
	UBS AG	5.875%	12/20/17	59,450	62,707
	UBS AG	5.875%	7/15/16	20,220	21,437
	UBS AG	5.750%	4/25/18	37,625	39,435
1,4	Unicredit Luxembourg Finance SA	0.638%	1/13/17	14,925	14,010
	Union Bank NA	5.950%	5/11/16	4,826	5,084
	Union Planters Corp.	7.750%	3/1/11	10,000	10,231
	UnionBanCal Corp.	5.250%	12/16/13	3,000	3,228
4	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,324
	US Bank NA	6.300%	2/4/14	28,245	31,804
	US Bank NA	4.950%	10/30/14	21,115	22,851
3	USB Capital IX	6.189%	4/15/49	12,525	10,897
3,4	USB Realty Corp.	6.091%	12/15/49	3,450	2,928
	Wachovia Bank NA	4.800%	11/1/14	18,400	19,317
	Wachovia Bank NA	4.875%	2/1/15	15,400	16,215
	Wachovia Bank NA	5.600%	3/15/16	10,000	10,849
	Wachovia Bank NA	6.000%	11/15/17	22,000	23,969
	Wachovia Corp.	5.500%	5/1/13	5,270	5,734
	Wachovia Corp.	5.625%	10/15/16	35,000	37,502
	Wachovia Corp.	5.750%	6/15/17	10,000	10,847
	Wachovia Corp.	5.750%	2/1/18	29,600	32,072
5	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	61
5	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	84
5	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	101
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,000	5,278
	Wells Fargo & Co.	4.950%	10/16/13	4,500	4,804
	Wells Fargo & Co.	4.625%	4/15/14	10,000	10,529
	Wells Fargo & Co.	5.125%	9/15/16	5,000	5,281
	Wells Fargo & Co.	5.625%	12/11/17	35,400	38,243
	Wells Fargo Bank NA	4.750%	2/9/15	11,550	12,142
	Wells Fargo Bank NA	5.750%	5/16/16	17,500	19,028
	Westpac Banking Corp.	4.200%	2/27/15	10,000	10,421
	Westpac Banking Corp.	4.625%	6/1/18	3,925	3,902
	Westpac Banking Corp.	4.875%	11/19/19	15,000	15,187

3,4	Westpac Capital Trust III	5.819%	12/30/49	14,300	14,110
	Wilmington Trust Corp.	4.875%	4/15/13	18,305	17,906
	Zions Bancorporation	6.000%	9/15/15	11,000	10,505
	Zions Bancorporation	5.500%	11/16/15	8,000	7,640

	Brokerage (0.9%)
	Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,305
	Ameriprise Financial Inc.	5.300%	3/15/20	15,000	15,630
	BlackRock Inc.	6.250%	9/15/17	10,000	11,211
	BlackRock Inc.	5.000%	12/10/19	25,000	25,649
4	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	5,725	5,910
	Charles Schwab Corp.	4.950%	6/1/14	11,600	12,471
	Jefferies Group Inc.	5.875%	6/8/14	7,500	7,994
	Jefferies Group Inc.	8.500%	7/15/19	25,000	28,452
5	Lehman Brothers Holdings Inc.	5.625%	1/24/13	12,755	2,870
5	Lehman Brothers Holdings Inc.	6.200%	9/26/14	22,500	4,922
5	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	25
5	Lehman Brothers Holdings Inc.	6.875%	5/2/18	5,000	1,100
	Nomura Holdings Inc.	6.700%	3/4/20	7,500	7,997

	Finance Companies (2.9%)
	American General Finance Corp.	4.875%	5/15/10	1,000	999
	American General Finance Corp.	5.625%	8/17/11	15,500	14,977
	American General Finance Corp.	4.875%	7/15/12	12,000	11,070
	American General Finance Corp.	5.850%	6/1/13	15,000	13,650
	General Electric Capital Corp.	4.375%	3/3/12	3,875	4,062
	General Electric Capital Corp.	5.900%	5/13/14	15,000	16,648
	General Electric Capital Corp.	5.625%	9/15/17	55,525	58,834
	General Electric Capital Corp.	5.625%	5/1/18	105,000	110,970
	General Electric Capital Corp.	6.000%	8/7/19	20,000	21,603
3	General Electric Capital Corp.	6.375%	11/15/67	14,450	13,727
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	27,500	25,025
	HSBC Finance Corp.	5.250%	1/15/14	9,050	9,679
	HSBC Finance Corp.	5.000%	6/30/15	11,000	11,618
	HSBC Finance Corp.	5.500%	1/19/16	78,058	83,612
1	HSBC Finance Corp.	0.682%	6/1/16	6,225	5,855
	International Lease Finance Corp.	4.950%	2/1/11	6,300	6,253
	International Lease Finance Corp.	5.450%	3/24/11	800	794
	International Lease Finance Corp.	5.750%	6/15/11	3,900	3,881
	SLM Corp.	5.050%	11/14/14	7,500	6,971
	SLM Corp.	8.450%	6/15/18	5,000	5,025

	Insurance (10.0%)
	ACE INA Holdings Inc.	5.875%	6/15/14	41,839	46,478
	ACE INA Holdings Inc.	5.600%	5/15/15	26,490	29,114
	ACE INA Holdings Inc.	5.700%	2/15/17	3,000	3,261
	ACE INA Holdings Inc.	5.800%	3/15/18	5,805	6,335
	ACE INA Holdings Inc.	5.900%	6/15/19	2,500	2,757
	Aetna Inc.	6.000%	6/15/16	11,900	13,248
	Aetna Inc.	6.500%	9/15/18	22,818	25,864
	Aflac Inc.	8.500%	5/15/19	18,000	22,031
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	10,000	11,014
	Allstate Corp.	6.200%	5/16/14	4,760	5,346
	Allstate Corp.	7.450%	5/16/19	23,100	27,522
	Allstate Life Global Funding Trusts	5.375%	4/30/13	23,895	26,223
	American Financial Group Inc.	9.875%	6/15/19	10,000	12,168
	American International Group Inc.	5.050%	10/1/15	23,000	21,620
	American International Group Inc.	5.600%	10/18/16	20,000	18,775

	American International Group Inc.	5.450%	5/18/17	30,000	27,450
	American International Group Inc.	5.850%	1/16/18	38,000	35,150
	American International Group Inc.	8.250%	8/15/18	40,000	42,400
	Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,285
	Axis Specialty Finance LLC	5.875%	6/1/20	8,000	7,979
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	10,000	10,540
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	22,914	24,622
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	1,500	1,642
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	32,100	34,930
	Chubb Corp.	5.200%	4/1/13	10,820	11,729
	Chubb Corp.	5.750%	5/15/18	28,953	31,755
3	Chubb Corp.	6.375%	3/29/67	23,000	23,081
	CIGNA Corp.	7.000%	1/15/11	10,000	10,406
	CIGNA Corp.	6.350%	3/15/18	7,000	7,650
	CNA Financial Corp.	7.350%	11/15/19	6,000	6,375
	Coventry Health Care Inc.	5.875%	1/15/12	625	653
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	3,899
3	Genworth Financial Inc.	6.150%	11/15/66	8,000	6,400
	Genworth Global Funding Trusts	5.750%	5/15/13	5,250	5,479
	Hartford Financial Services Group Inc.	4.625%	7/15/13	10,000	10,414
	Hartford Financial Services Group Inc.	4.000%	3/30/15	3,400	3,385
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,500	2,470
	HCC Insurance Holdings Inc.	6.300%	11/15/19	7,500	7,934
4	Health Care Service Corp.	7.750%	6/15/11	20,000	21,103
	Humana Inc.	7.200%	6/15/18	10,000	11,058
3	ING Groep NV	5.775%	12/8/49	3,120	2,590
4	Jackson National Life Global Funding	5.375%	5/8/13	6,605	7,091
4	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,449
3,4	Liberty Mutual Group Inc.	7.000%	3/15/37	1,555	1,372
	Lincoln National Corp.	6.200%	12/15/11	7,000	7,448
	Lincoln National Corp.	6.250%	2/15/20	10,000	10,636
3	Lincoln National Corp.	6.050%	4/20/67	5,940	5,114
	Markel Corp.	7.125%	9/30/19	5,000	5,452
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	5,325	5,607
1,4	MassMutual Global Funding II	0.412%	12/6/13	20,000	19,826
1,4	Merna Reinsurance Ltd.	2.040%	7/7/10	5,450	5,416
	MetLife Inc.	5.375%	12/15/12	10,000	10,828
	MetLife Inc.	6.750%	6/1/16	15,000	16,990
	MetLife Inc.	6.817%	8/15/18	5,080	5,732
	MetLife Inc.	7.717%	2/15/19	29,439	34,808
4	Metropolitan Life Global Funding I	5.125%	4/10/13	108,720	117,383
4	Metropolitan Life Global Funding I	5.125%	6/10/14	4,400	4,725
1,4	Monumental Global Funding III	0.486%	1/25/13	10,000	9,708
	Nationwide Financial Services	5.900%	7/1/12	5,000	5,308
4	New York Life Global Funding	5.250%	10/16/12	5,000	5,438
4	New York Life Global Funding	4.650%	5/9/13	8,525	9,157
4	New York Life Global Funding	5.375%	9/15/13	7,000	7,741
4	New York Life Global Funding	3.000%	5/4/15	4,150	4,156
4	Ohio National Financial Services Inc.	6.375%	4/30/20	4,000	4,093
3,4	Oil Insurance Ltd.	7.558%	6/30/49	10,600	9,434
4	Pacific Life Global Funding	5.150%	4/15/13	22,404	24,114
4	Pacific LifeCorp	6.000%	2/10/20	8,000	8,201
	PartnerRe Finance B LLC	5.500%	6/1/20	15,000	15,045
4	Pricoa Global Funding I	5.450%	6/11/14	8,166	8,861
	Principal Financial Group Inc.	7.875%	5/15/14	10,000	11,473
	Principal Financial Group Inc.	8.875%	5/15/19	21,195	26,384
4	Principal Life Global Funding I	5.250%	1/15/13	5,000	5,356
	Protective Life Secured Trusts	4.000%	4/1/11	5,000	5,127

	Prudential Financial Inc.	5.100%	9/20/14	15,000	16,036
	Prudential Financial Inc.	4.750%	6/13/15	7,000	7,293
	Prudential Financial Inc.	6.100%	6/15/17	6,200	6,657
	Prudential Financial Inc.	7.375%	6/15/19	12,400	14,473
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	11,899
4	TIAA Global Markets Inc.	4.950%	7/15/13	2,750	2,991
	Travelers Cos. Inc.	5.500%	12/1/15	5,350	5,911
	Travelers Cos. Inc.	6.250%	6/20/16	13,370	15,224
	Travelers Cos. Inc.	5.750%	12/15/17	20,206	22,281
	Travelers Cos. Inc.	5.800%	5/15/18	37,710	41,406
	Travelers Cos. Inc.	5.900%	6/2/19	3,460	3,815
3	Travelers Cos. Inc.	6.250%	3/15/37	4,750	4,669
	Travelers Property Casualty Corp.	5.000%	3/15/13	15,000	16,203
	UnitedHealth Group Inc.	4.875%	4/1/13	4,880	5,231
	UnitedHealth Group Inc.	5.000%	8/15/14	20,930	22,391
	UnitedHealth Group Inc.	4.875%	3/15/15	7,585	8,027
	UnitedHealth Group Inc.	5.375%	3/15/16	15,000	15,932
	UnitedHealth Group Inc.	6.000%	6/15/17	19,335	20,910
	UnitedHealth Group Inc.	6.000%	11/15/17	23,150	25,130
	UnitedHealth Group Inc.	6.000%	2/15/18	15,114	16,369
	WellPoint Health Networks Inc.	6.375%	1/15/12	12,500	13,464
	WellPoint Inc.	6.800%	8/1/12	6,410	7,095
	WellPoint Inc.	6.000%	2/15/14	17,970	19,889
	WellPoint Inc.	5.250%	1/15/16	20,000	21,473
	WellPoint Inc.	5.875%	6/15/17	14,465	15,653
	WellPoint Inc.	7.000%	2/15/19	14,445	16,630
	Willis North America Inc.	7.000%	9/29/19	12,000	12,665
	XL Capital Finance Europe PLC	6.500%	1/15/12	3,000	3,175
4	Xlliac Global Funding	4.800%	8/10/10	3,300	3,303
3,4	ZFS Finance USA Trust I	5.875%	5/9/32	1,284	1,226

	Other Finance (0.1%)
4	Targeted Return Index Securities Trust	0.000%	1/15/12	9,200	9,714

	Real Estate Investment Trusts (2.3%)
	AMB Property LP	6.625%	12/1/19	5,000	5,341
	Boston Properties LP	6.250%	1/15/13	6,680	7,272
	Brandywine Operating Partnership LP	7.500%	5/15/15	10,000	10,997
	Brandywine Operating Partnership LP	5.700%	5/1/17	2,000	1,974
	Camden Property Trust	5.000%	6/15/15	5,000	5,081
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,500	7,575
4	Digital Realty Trust LP	5.875%	2/1/20	7,000	7,007
	Duke Realty LP	7.375%	2/15/15	5,000	5,557
	Duke Realty LP	5.950%	2/15/17	5,000	5,122
	Duke Realty LP	6.500%	1/15/18	3,555	3,723
	Duke Realty LP	6.750%	3/15/20	5,000	5,253
	Equity One Inc.	6.250%	1/15/17	5,000	5,056
	ERP Operating LP	5.125%	3/15/16	11,000	11,478
	Federal Realty Investment Trust	5.900%	4/1/20	3,000	3,076
	HCP Inc.	6.000%	1/30/17	10,000	10,181
	Health Care REIT Inc.	5.875%	5/15/15	5,725	6,054
	Health Care REIT Inc.	6.125%	4/15/20	3,000	3,061
	Hospitality Properties Trust	7.875%	8/15/14	3,900	4,360
	Hospitality Properties Trust	6.300%	6/15/16	5,000	5,106
	HRPT Properties Trust	5.750%	2/15/14	6,061	6,313
	HRPT Properties Trust	6.400%	2/15/15	9,500	10,125
	Kimco Realty Corp.	5.783%	3/15/16	10,000	10,629
	Liberty Property LP	5.125%	3/2/15	5,000	5,019

Mack-Cali Realty LP	7.750%	8/15/19	4,000	4,681
National Retail Properties Inc.	6.875%	10/15/17	7,000	7,423
ProLogis	5.625%	11/15/15	5,000	4,990
ProLogis	5.625%	11/15/16	5,500	5,408
ProLogis	6.625%	5/15/18	5,000	4,934
ProLogis	7.375%	10/30/19	3,000	3,113
Regency Centers LP	4.950%	4/15/14	5,000	5,143
Simon Property Group LP	6.750%	5/15/14	15,000	16,651
Simon Property Group LP	5.100%	6/15/15	6,320	6,627
Simon Property Group LP	5.250%	12/1/16	13,500	14,221
Simon Property Group LP	5.875%	3/1/17	3,300	3,524
Simon Property Group LP	6.125%	5/30/18	25,000	26,915
Simon Property Group LP	10.350%	4/1/19	22,815	29,563
Simon Property Group LP	5.650%	2/1/20	11,200	11,502
4 WEA Finance LLC	7.125%	4/15/18	20,000	22,602
4 WEA Finance LLC / WT Finance Aust Pty
Ltd.	7.500%	6/2/14	3,000	3,425
4 WEA Finance LLC / WT Finance Aust Pty
Ltd.	6.750%	9/2/19	1,000	1,109
4 WT Finance Aust Pty Ltd. / Westfield
Capital / WEA Finance LLC	5.125%	11/15/14	10,000	10,530
				5,227,722
Industrial (34.4%)
Basic Industry (2.7%)
Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,877
Alcoa Inc.	6.750%	7/15/18	23,586	24,932
Alcoa Inc.	5.870%	2/23/22	1,100	1,055
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	7,000	7,061
ArcelorMittal	6.125%	6/1/18	8,000	8,577
ArcelorMittal	9.850%	6/1/19	14,000	18,197
ArcelorMittal USA Inc.	6.500%	4/15/14	2,200	2,416
Barrick Australian Finance Pty Ltd.	4.950%	1/15/20	7,500	7,697
Barrick Gold Corp.	6.950%	4/1/19	5,000	5,846
Barrick North America Finance LLC	6.800%	9/15/18	5,500	6,368
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	12,735	13,920
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	23,075	26,740
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,173
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,000	3,146
Dow Chemical Co.	8.550%	5/15/19	23,000	28,011
EI du Pont de Nemours & Co.	6.000%	7/15/18	28,480	32,105
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,000	5,103
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	21,000	23,520
4 Gerdau Holdings Inc.	7.000%	1/20/20	5,000	5,241
4 GTL Trade Finance Inc.	7.250%	10/20/17	3,000	3,197
International Paper Co.	7.950%	6/15/18	11,939	14,166
International Paper Co.	9.375%	5/15/19	7,000	8,872
International Paper Co.	7.500%	8/15/21	5,000	5,781
Lubrizol Corp.	8.875%	2/1/19	4,000	4,999
Newmont Mining Corp.	5.125%	10/1/19	5,000	5,156
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	7,000	7,194
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,000	3,074
Praxair Inc.	4.375%	3/31/14	2,115	2,266
Praxair Inc.	5.250%	11/15/14	5,000	5,543
Praxair Inc.	4.625%	3/30/15	10,550	11,382
Praxair Inc.	4.500%	8/15/19	8,000	8,163
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	7,245	7,996
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	25,000	30,251

Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,000	10,195
Rohm and Haas Co.	6.000%	9/15/17	6,000	6,457
Sherwin-Williams Co.	3.125%	12/15/14	1,325	1,341
Teck Resources Ltd.	10.250%	5/15/16	10,000	12,050
Vale Overseas Ltd.	5.625%	9/15/19	18,000	18,885

Capital Goods (4.4%)
4 Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,248
Allied Waste North America Inc.	7.125%	5/15/16	4,000	4,380
Allied Waste North America Inc.	6.875%	6/1/17	12,675	13,942
Avery Dennison Corp.	4.875%	1/15/13	6,800	7,160
Bemis Co. Inc.	6.800%	8/1/19	12,690	14,402
Black & Decker Corp.	7.125%	6/1/11	8,550	9,075
Boeing Co.	4.875%	2/15/20	11,000	11,499
Caterpillar Financial Services Corp.	6.125%	2/17/14	16,890	19,067
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,203
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,191
Caterpillar Financial Services Corp.	5.450%	4/15/18	10,855	11,604
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,000	8,326
Caterpillar Inc.	7.900%	12/15/18	20,000	25,035
Cooper US Inc.	5.450%	4/1/15	6,000	6,626
Cooper US Inc.	6.100%	7/1/17	3,500	3,882
Crane Co.	5.500%	9/15/13	5,000	5,292
CRH America Inc.	6.000%	9/30/16	12,725	13,990
CRH America Inc.	8.125%	7/15/18	15,000	17,939
Deere & Co.	4.375%	10/16/19	5,000	5,114
Eaton Corp.	6.950%	3/20/19	7,110	8,366
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,176
Embraer Overseas Ltd.	6.375%	1/15/20	10,000	10,315
Emerson Electric Co.	5.250%	10/15/18	5,000	5,403
Emerson Electric Co.	4.875%	10/15/19	9,000	9,526
Emerson Electric Co.	4.250%	11/15/20	17,500	17,528
General Dynamics Corp.	5.250%	2/1/14	1,150	1,265
General Electric Co.	5.250%	12/6/17	61,800	65,519
Goodrich Corp.	4.875%	3/1/20	4,000	4,085
Harsco Corp.	5.750%	5/15/18	12,000	12,867
Honeywell International Inc.	5.300%	3/1/18	17,855	19,324
Illinois Tool Works Inc.	5.150%	4/1/14	8,540	9,380
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,404
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	7,244	8,868
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,000	5,697
John Deere Capital Corp.	4.500%	4/3/13	2,470	2,655
John Deere Capital Corp.	5.500%	4/13/17	3,000	3,306
John Deere Capital Corp.	5.350%	4/3/18	9,000	9,715
John Deere Capital Corp.	5.750%	9/10/18	10,000	11,110
L-3 Communications Corp.	6.125%	7/15/13	450	454
L-3 Communications Corp.	6.125%	1/15/14	1,500	1,519
L-3 Communications Corp.	5.875%	1/15/15	1,400	1,410
4 L-3 Communications Corp.	5.200%	10/15/19	7,000	7,061
Lafarge SA	6.500%	7/15/16	17,252	18,604
Lockheed Martin Corp.	4.121%	3/14/13	8,200	8,660
Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,079
Martin Marietta Materials Inc.	6.600%	4/15/18	5,000	5,380
Masco Corp.	5.875%	7/15/12	10,560	11,203
Owens Corning	6.500%	12/1/16	10,360	11,168
Owens Corning	9.000%	6/15/19	7,000	8,417
Parker Hannifin Corp.	4.875%	2/15/13	6,100	6,590
Parker Hannifin Corp.	5.500%	5/15/18	4,000	4,348

	Raytheon Co.	6.750%	3/15/18	2,805	3,288
	Raytheon Co.	6.400%	12/15/18	5,725	6,622
4	Republic Services Inc.	5.000%	3/1/20	8,000	8,055
	Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,469
	Roper Industries Inc.	6.250%	9/1/19	13,000	13,927
3,4	Systems 2001 AT LLC	7.156%	12/15/11	3,051	3,198
	Textron Financial Corp.	4.600%	5/3/10	5,341	5,342
	Tyco International Finance SA	6.375%	10/15/11	10,000	10,704
	Tyco International Finance SA	6.000%	11/15/13	11,000	12,266
	Tyco International Finance SA	8.500%	1/15/19	4,000	5,071
	United Technologies Corp.	5.375%	12/15/17	12,000	13,213
	United Technologies Corp.	6.125%	2/1/19	20,000	22,915
	United Technologies Corp.	4.500%	4/15/20	10,000	10,248
	Waste Management Inc.	7.375%	3/11/19	4,250	5,048

	Communication (6.8%)
	America Movil SAB de CV	5.500%	3/1/14	4,000	4,363
	America Movil SAB de CV	5.750%	1/15/15	8,400	9,246
	America Movil SAB de CV	5.625%	11/15/17	14,424	15,374
4	America Movil SAB de CV	5.000%	10/16/19	6,000	6,007
4	America Movil SAB de CV	5.000%	3/30/20	2,500	2,510
	American Tower Corp.	4.625%	4/1/15	3,000	3,105
	AT&T Inc.	5.100%	9/15/14	7,750	8,464
	AT&T Inc.	5.625%	6/15/16	23,000	25,536
	AT&T Inc.	5.500%	2/1/18	53,425	57,382
	AT&T Inc.	5.600%	5/15/18	29,260	31,693
4	British Sky Broadcasting Group PLC	9.500%	11/15/18	4,000	5,283
	British Telecommunications PLC	9.125%	12/15/10	5,450	5,706
	British Telecommunications PLC	5.950%	1/15/18	14,421	15,135
	CBS Corp.	8.200%	5/15/14	8,000	9,421
	CBS Corp.	5.750%	4/15/20	5,000	5,187
	Cellco Partnership / Verizon Wireless
	Capital LLC	5.550%	2/1/14	6,800	7,513
	Cellco Partnership / Verizon Wireless
	Capital LLC	8.500%	11/15/18	30,000	38,028
	CenturyTel Inc.	6.150%	9/15/19	8,745	8,768
	Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,201
	Comcast Corp.	4.950%	6/15/16	10,000	10,545
	Comcast Corp.	6.500%	1/15/17	9,100	10,191
	Comcast Corp.	6.300%	11/15/17	28,000	31,357
	Comcast Corp.	5.700%	5/15/18	10,000	10,724
	COX Communications Inc.	6.750%	3/15/11	10,000	10,463
	COX Communications Inc.	4.625%	6/1/13	4,000	4,233
4	COX Enterprises Inc.	7.875%	9/15/10	5,000	5,110
	Deutsche Telekom International Finance
	BV	6.750%	8/20/18	13,000	14,811
4	DIRECTV Holdings LLC	5.200%	3/15/20	8,000	8,085
	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	7.625%	5/15/16	12,000	13,350
	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	5.875%	10/1/19	9,000	9,570
	Embarq Corp.	7.082%	6/1/16	10,000	10,992
	France Telecom SA	5.375%	7/8/19	12,000	12,864
4	NBC Universal Inc.	5.150%	4/30/20	10,000	10,108
4	New Communications Holdings Inc.	7.875%	4/15/15	4,200	4,331
4	New Communications Holdings Inc.	8.250%	4/15/17	5,600	5,789
	News America Inc.	6.900%	3/1/19	10,000	11,526
	Omnicom Group Inc.	5.900%	4/15/16	21,975	24,363

	Omnicom Group Inc.	6.250%	7/15/19	8,990	9,857
4	Qtel International Finance Ltd.	7.875%	6/10/19	3,500	4,072
	Qwest Corp.	7.625%	6/15/15	2,275	2,503
	Qwest Corp.	8.375%	5/1/16	5,880	6,703
	Reed Elsevier Capital Inc.	8.625%	1/15/19	8,000	10,146
	Rogers Communications Inc.	6.750%	3/15/15	6,000	6,810
	Rogers Communications Inc.	6.800%	8/15/18	10,000	11,491
	Telecom Italia Capital SA	5.250%	11/15/13	10,000	10,560
	Telecom Italia Capital SA	5.250%	10/1/15	18,000	18,529
	Telecom Italia Capital SA	6.999%	6/4/18	11,000	11,899
	Telecom Italia Capital SA	7.175%	6/18/19	6,000	6,528
	Telefonica Emisiones SAU	4.949%	1/15/15	22,020	23,333
	Telefonica Emisiones SAU	6.421%	6/20/16	16,228	18,251
	Telefonica Emisiones SAU	6.221%	7/3/17	10,662	11,830
	Telefonica Emisiones SAU	5.877%	7/15/19	7,185	7,666
	Telefonos de Mexico SAB de CV	5.500%	1/27/15	23,000	24,904
	Thomson Reuters Corp.	5.950%	7/15/13	8,877	9,916
	Thomson Reuters Corp.	5.700%	10/1/14	3,900	4,325
	Thomson Reuters Corp.	6.500%	7/15/18	10,685	12,166
	Thomson Reuters Corp.	4.700%	10/15/19	5,000	5,111
	Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,893
	Time Warner Cable Inc.	5.850%	5/1/17	12,000	13,006
	Time Warner Cable Inc.	6.750%	7/1/18	10,000	11,331
	Time Warner Cable Inc.	8.250%	4/1/19	17,000	20,710
	Time Warner Cable Inc.	5.000%	2/1/20	8,000	7,980
	Verizon Communications Inc.	5.550%	2/15/16	11,600	12,771
	Verizon Communications Inc.	5.500%	2/15/18	22,270	23,805
	Verizon Communications Inc.	6.100%	4/15/18	52,295	57,864
	Verizon Communications Inc.	8.750%	11/1/18	25,600	32,458
	Verizon Communications Inc.	6.350%	4/1/19	10,006	11,226
4	Vivendi SA	5.750%	4/4/13	5,450	5,864
	Vodafone Group PLC	5.375%	1/30/15	12,000	13,007
	Vodafone Group PLC	5.000%	9/15/15	11,850	12,600
	Vodafone Group PLC	5.750%	3/15/16	12,190	13,389
	Vodafone Group PLC	5.625%	2/27/17	24,000	25,916
	Vodafone Group PLC	5.450%	6/10/19	12,000	12,631
	Washington Post Co.	7.250%	2/1/19	2,500	2,867
	WPP Finance UK	8.000%	9/15/14	6,000	6,962

	Consumer Cyclical (3.0%)
4	American Honda Finance Corp.	3.500%	3/16/15	3,390	3,414
	CVS Caremark Corp.	6.125%	8/15/16	14,146	15,793
	CVS Caremark Corp.	6.600%	3/15/19	4,000	4,558
3,4	CVS Pass-Through Trust	6.117%	1/10/13	5,753	6,204
	Daimler Finance North America LLC	4.875%	6/15/10	3,300	3,314
	Daimler Finance North America LLC	7.260%	1/15/12	1,100	—
	Daimler Finance North America LLC	6.500%	11/15/13	25,500	28,431
	Darden Restaurants Inc.	6.200%	10/15/17	15,000	16,687
4	Harley-Davidson Funding Corp.	5.000%	12/15/10	2,600	2,639
4	Harley-Davidson Funding Corp.	5.250%	12/15/12	3,300	3,415
4	Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	11,935
	Historic TW Inc.	6.875%	6/15/18	5,000	5,740
	Home Depot Inc.	5.400%	3/1/16	12,875	14,112
4	Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,236
	International Speedway Corp.	5.400%	4/15/14	7,000	7,569
	JC Penney Corp. Inc.	7.950%	4/1/17	5,000	5,770
	Johnson Controls Inc.	5.500%	1/15/16	3,000	3,269
	Johnson Controls Inc.	5.000%	3/30/20	3,000	3,056

K Hovnanian Enterprises Inc.	6.250%	1/15/16	4,260	3,578
Kohl's Corp.	6.250%	12/15/17	7,000	7,945
Lowe's Cos. Inc.	5.600%	9/15/12	5,450	5,982
Lowe's Cos. Inc.	5.000%	10/15/15	7,000	7,740
Lowe's Cos. Inc.	4.625%	4/15/20	8,000	8,201
Macy's Retail Holdings Inc.	5.900%	12/1/16	5,000	5,156
McDonald's Corp.	5.350%	3/1/18	20,000	22,064
MGM Mirage	8.500%	9/15/10	1,400	1,414
MGM Mirage	6.750%	4/1/13	1,075	1,021
MGM Mirage	5.875%	2/27/14	1,000	875
4 Nissan Motor Acceptance Corp.	5.625%	3/14/11	10,500	10,824
4 Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,503
Nordstrom Inc.	6.750%	6/1/14	1,525	1,748
Nordstrom Inc.	4.750%	5/1/20	10,000	10,046
PACCAR Inc.	6.875%	2/15/14	5,000	5,727
Target Corp.	6.000%	1/15/18	24,700	28,099
Tenneco Inc.	8.625%	11/15/14	1,100	1,125
Time Warner Inc.	4.875%	3/15/20	5,000	4,947
TJX Cos. Inc.	6.950%	4/15/19	13,000	15,545
Viacom Inc.	6.250%	4/30/16	7,000	7,856
Viacom Inc.	6.125%	10/5/17	5,000	5,520
4 Volvo Treasury AB	5.950%	4/1/15	12,000	12,437
Wal-Mart Stores Inc.	3.200%	5/15/14	21,675	22,388
Wal-Mart Stores Inc.	2.875%	4/1/15	1,645	1,658
Wal-Mart Stores Inc.	5.375%	4/5/17	7,000	7,760
Wal-Mart Stores Inc.	5.800%	2/15/18	10,137	11,534
Walgreen Co.	5.250%	1/15/19	12,500	13,560
Walt Disney Co.	5.625%	9/15/16	10,000	11,399
Walt Disney Co.	6.000%	7/17/17	3,000	3,430
Walt Disney Co.	5.500%	3/15/19	3,000	3,318
Western Union Co.	5.400%	11/17/11	4,000	4,246
Western Union Co.	6.500%	2/26/14	7,400	8,343
Western Union Co.	5.930%	10/1/16	22,825	25,308

Consumer Noncyclical (10.0%)
Abbott Laboratories	5.875%	5/15/16	19,000	21,757
Abbott Laboratories	5.600%	11/30/17	16,000	17,978
Abbott Laboratories	5.125%	4/1/19	21,060	22,574
Allergan Inc.	5.750%	4/1/16	12,000	13,594
Altria Group Inc.	9.700%	11/10/18	17,276	21,712
Altria Group Inc.	9.250%	8/6/19	20,000	24,592
AmerisourceBergen Corp.	5.625%	9/15/12	2,800	3,017
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,332
AmerisourceBergen Corp.	4.875%	11/15/19	3,000	3,033
Amgen Inc.	5.850%	6/1/17	25,460	28,601
Amgen Inc.	6.150%	6/1/18	5,000	5,713
Amgen Inc.	5.700%	2/1/19	12,080	13,430
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	5,000	5,315
4 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,635
4 Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,000	9,622
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	5,000	5,215
4 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,000	12,177
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,002
AstraZeneca PLC	5.900%	9/15/17	32,060	36,322
Avon Products Inc.	5.625%	3/1/14	16,125	17,741
Avon Products Inc.	6.500%	3/1/19	8,000	9,147
4 BAT International Finance PLC	9.500%	11/15/18	4,000	5,283
Baxter International Inc.	4.000%	3/1/14	5,000	5,255

Baxter International Inc.	5.900%	9/1/16	7,000	8,010
Baxter International Inc.	5.375%	6/1/18	10,100	11,078
Baxter International Inc.	4.500%	8/15/19	8,285	8,493
Baxter International Inc.	4.250%	3/15/20	3,000	3,009
Becton Dickinson and Co.	4.550%	4/15/13	8,000	8,566
Becton Dickinson and Co.	5.000%	5/15/19	4,700	4,976
Biogen Idec Inc.	6.875%	3/1/18	10,000	11,125
Boston Scientific Corp.	6.000%	1/15/20	5,000	4,941
Bottling Group LLC	6.950%	3/15/14	3,813	4,451
Bottling Group LLC	5.500%	4/1/16	19,086	21,346
Bottling Group LLC	5.125%	1/15/19	19,925	21,238
Bristol-Myers Squibb Co.	5.450%	5/1/18	8,000	8,780
Bunge Ltd. Finance Corp.	5.875%	5/15/13	2,000	2,147
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,000	11,881
Campbell Soup Co.	4.875%	10/1/13	10,000	10,980
Campbell Soup Co.	4.500%	2/15/19	3,000	3,107
CareFusion Corp.	6.375%	8/1/19	5,000	5,558
4 Cargill Inc.	4.375%	6/1/13	8,600	9,077
Clorox Co.	5.000%	3/1/13	6,025	6,517
Clorox Co.	5.000%	1/15/15	7,000	7,612
Coca-Cola Bottling Co. Consolidated	5.000%	11/15/12	7,000	7,527
Coca-Cola Co.	5.350%	11/15/17	15,000	16,626
Coca-Cola Co.	4.875%	3/15/19	12,000	12,720
Coca-Cola Enterprises Inc.	7.375%	3/3/14	17,597	20,717
Coca-Cola Enterprises Inc.	4.250%	3/1/15	4,500	4,805
Coca-Cola Enterprises Inc.	4.500%	8/15/19	2,500	2,584
4 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	4,979
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,040
ConAgra Foods Inc.	6.750%	9/15/11	312	334
ConAgra Foods Inc.	5.819%	6/15/17	4,687	5,041
Covidien International Finance SA	6.000%	10/15/17	14,306	15,859
Delhaize Group SA	5.875%	2/1/14	875	966
Diageo Capital PLC	5.750%	10/23/17	18,000	20,018
Diageo Finance BV	5.500%	4/1/13	3,307	3,632
Diageo Finance BV	5.300%	10/28/15	5,000	5,514
Eli Lilly & Co.	4.200%	3/6/14	11,850	12,677
Eli Lilly & Co.	5.200%	3/15/17	6,000	6,537
Estee Lauder Cos. Inc.	6.000%	1/15/12	6,800	7,360
Express Scripts Inc.	7.250%	6/15/19	3,000	3,559
Fortune Brands Inc.	6.375%	6/15/14	7,000	7,722
4 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,199
Genentech Inc.	4.750%	7/15/15	16,150	17,412
General Mills Inc.	5.700%	2/15/17	2,415	2,684
General Mills Inc.	5.650%	2/15/19	3,000	3,282
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	38,400	42,544
Hasbro Inc.	6.125%	5/15/14	3,700	4,108
Hasbro Inc.	6.300%	9/15/17	5,000	5,473
Hershey Co.	4.850%	8/15/15	5,000	5,388
HJ Heinz Co.	5.350%	7/15/13	2,175	2,374
Hospira Inc.	6.400%	5/15/15	3,000	3,378
Kellogg Co.	4.450%	5/30/16	7,000	7,480
Kellogg Co.	4.150%	11/15/19	12,000	12,037
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	9,664
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,408
Koninklijke Philips Electronics NV	5.750%	3/11/18	15,000	16,424
Kraft Foods Inc.	6.000%	2/11/13	5,000	5,533
Kraft Foods Inc.	6.500%	8/11/17	7,840	8,869
Kraft Foods Inc.	5.375%	2/10/20	35,000	36,245

Kroger Co.	6.200%	6/15/12	4,530	4,928
Kroger Co.	6.400%	8/15/17	5,000	5,680
Kroger Co.	6.800%	12/15/18	11,100	12,641
Life Technologies Corp.	6.000%	3/1/20	5,000	5,260
Lorillard Tobacco Co.	8.125%	6/23/19	7,000	7,923
McKesson Corp.	6.500%	2/15/14	7,100	7,970
4 Mead Johnson Nutrition Co.	4.900%	11/1/19	7,000	7,036
Medco Health Solutions Inc.	7.125%	3/15/18	5,000	5,803
Medtronic Inc.	4.750%	9/15/15	20,000	21,785
Medtronic Inc.	4.450%	3/15/20	10,000	10,126
Merck & Co. Inc.	4.750%	3/1/15	11,000	11,972
Merck & Co. Inc.	4.000%	6/30/15	2,100	2,221
Merck & Co. Inc.	6.000%	9/15/17	10,000	11,421
Merck & Co. Inc.	5.000%	6/30/19	10,000	10,688
Nabisco Inc.	7.550%	6/15/15	15,000	17,584
Novartis Capital Corp.	4.400%	4/24/20	10,000	10,152
Novartis Securities Investment Ltd.	5.125%	2/10/19	43,794	46,965
PepsiAmericas Inc.	4.500%	3/15/13	6,000	6,357
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,344
PepsiCo Inc.	3.750%	3/1/14	15,500	16,289
PepsiCo Inc.	5.000%	6/1/18	16,500	17,662
PepsiCo Inc.	7.900%	11/1/18	14,000	17,631
Pfizer Inc.	6.200%	3/15/19	74,000	83,909
Philip Morris International Inc.	6.875%	3/17/14	10,000	11,547
Philip Morris International Inc.	5.650%	5/16/18	39,055	42,711
Procter & Gamble Co.	3.500%	2/15/15	27,000	27,915
Procter & Gamble Co.	4.700%	2/15/19	23,000	24,075
Quest Diagnostics Inc.	4.750%	1/30/20	5,000	4,976
Reynolds American Inc.	7.625%	6/1/16	875	980
4 Roche Holdings Inc.	6.000%	3/1/19	13,500	15,105
4 SABMiller PLC	6.200%	7/1/11	13,000	13,646
Safeway Inc.	6.250%	3/15/14	8,375	9,390
Safeway Inc.	6.350%	8/15/17	3,000	3,408
St. Jude Medical Inc.	4.875%	7/15/19	10,000	10,347
Stryker Corp.	4.375%	1/15/20	10,000	10,089
Sysco Corp.	5.250%	2/12/18	12,000	12,942
4 Tesco PLC	5.500%	11/15/17	7,000	7,616
Thermo Fisher Scientific Inc.	5.000%	6/1/15	4,700	5,084
Unilever Capital Corp.	3.650%	2/15/14	6,500	6,807
Whirlpool Corp.	8.600%	5/1/14	5,000	5,873
Wyeth	5.500%	2/1/14	12,700	14,095
Wyeth	5.500%	2/15/16	15,000	16,858
Wyeth	5.450%	4/1/17	12,780	14,155
Zimmer Holdings Inc.	4.625%	11/30/19	5,000	5,017

Energy (3.4%)
Anadarko Petroleum Corp.	5.950%	9/15/16	5,000	5,546
Anadarko Petroleum Corp.	6.950%	6/15/19	24,000	27,711
Apache Corp.	5.625%	1/15/17	4,000	4,468
Apache Corp.	6.900%	9/15/18	3,000	3,587
Baker Hughes Inc.	7.500%	11/15/18	16,845	20,510
BP Capital Markets PLC	3.625%	5/8/14	10,000	10,454
BP Capital Markets PLC	4.750%	3/10/19	19,000	19,964
Canadian Natural Resources Ltd.	5.700%	5/15/17	9,000	9,894
Canadian Natural Resources Ltd.	5.900%	2/1/18	6,000	6,621
4 Cenovus Energy Inc.	4.500%	9/15/14	3,500	3,693
4 Cenovus Energy Inc.	5.700%	10/15/19	3,000	3,224
Chevron Corp.	4.950%	3/3/19	3,300	3,528

ConocoPhillips	5.750%	2/1/19	43,935	48,664
ConocoPhillips	6.000%	1/15/20	20,000	22,568
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,000	3,311
Ecopetrol SA	7.625%	7/23/19	3,000	3,373
4 Empresa Nacional del Petroleo	6.250%	7/8/19	5,000	5,226
EnCana Corp.	5.900%	12/1/17	5,570	6,136
EnCana Corp.	6.500%	5/15/19	3,000	3,391
EOG Resources Inc.	5.875%	9/15/17	3,000	3,323
EOG Resources Inc.	5.625%	6/1/19	7,000	7,684
4 GS Caltex Corp.	5.500%	8/25/14	4,000	4,253
4 GS Caltex Corp.	5.500%	10/15/15	6,000	6,380
Halliburton Co.	6.150%	9/15/19	8,000	9,024
Marathon Oil Corp.	5.900%	3/15/18	5,033	5,474
4 Motiva Enterprises LLC	5.750%	1/15/20	10,000	10,720
Nabors Industries Inc.	6.150%	2/15/18	3,000	3,214
Nabors Industries Inc.	9.250%	1/15/19	5,900	7,454
Nexen Inc.	5.650%	5/15/17	3,000	3,213
Nexen Inc.	6.200%	7/30/19	3,000	3,308
Noble Corp.	5.875%	6/1/13	3,000	3,243
Petro-Canada	6.050%	5/15/18	11,000	12,129
Questar Market Resources Inc.	6.800%	3/1/20	4,000	4,156
Shell International Finance BV	4.300%	9/22/19	21,000	21,224
Shell International Finance BV	4.375%	3/25/20	35,000	35,346
Smith International Inc.	9.750%	3/15/19	10,000	13,572
Statoil ASA	5.250%	4/15/19	27,000	28,865
Suncor Energy Inc.	6.100%	6/1/18	5,000	5,532
Talisman Energy Inc.	7.750%	6/1/19	7,000	8,527
Transocean Inc.	6.000%	3/15/18	8,000	8,725
Valero Energy Corp.	9.375%	3/15/19	9,200	11,266
Weatherford International Inc.	6.350%	6/15/17	3,000	3,285
Weatherford International Ltd.	6.000%	3/15/18	10,000	10,703
Weatherford International Ltd.	9.625%	3/1/19	17,500	22,617
XTO Energy Inc.	6.250%	4/15/13	5,000	5,628
XTO Energy Inc.	6.250%	8/1/17	15,000	17,295
XTO Energy Inc.	6.500%	12/15/18	6,250	7,318

Other Industrial (0.2%)
4 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	10,000	11,774
4 Hutchison Whampoa International 09/16
Ltd.	4.625%	9/11/15	20,000	20,803

Technology (3.0%)
Agilent Technologies Inc.	6.500%	11/1/17	5,950	6,498
Cisco Systems Inc.	5.500%	2/22/16	38,011	42,799
Cisco Systems Inc.	4.950%	2/15/19	16,000	16,956
Cisco Systems Inc.	4.450%	1/15/20	23,000	23,250
Corning Inc.	6.625%	5/15/19	2,000	2,276
Dell Inc.	5.650%	4/15/18	11,750	12,716
Dell Inc.	5.875%	6/15/19	8,000	8,807
Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	10,493
Electronic Data Systems LLC	6.000%	8/1/13	11,325	12,724
Equifax Inc.	6.300%	7/1/17	5,000	5,414
Fiserv Inc.	6.800%	11/20/17	5,000	5,656
Hewlett-Packard Co.	6.125%	3/1/14	15,000	17,005
Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,773
International Business Machines Corp.	5.700%	9/14/17	32,500	36,517
International Business Machines Corp.	7.625%	10/15/18	22,500	28,056
Intuit Inc.	5.750%	3/15/17	5,000	5,408

	Lexmark International Inc.	6.650%	6/1/18	7,000	7,467
	Microsoft Corp.	4.200%	6/1/19	3,800	3,912
	Motorola Inc.	6.000%	11/15/17	10,000	10,454
	Nokia Oyj	5.375%	5/15/19	9,500	10,103
	Oracle Corp.	5.250%	1/15/16	23,000	25,578
	Oracle Corp.	5.750%	4/15/18	29,410	32,796
	Oracle Corp.	5.000%	7/8/19	24,000	25,540
	Pitney Bowes Inc.	5.000%	3/15/15	10,000	10,772
	Pitney Bowes Inc.	5.750%	9/15/17	18,152	19,605
	Pitney Bowes Inc.	6.250%	3/15/19	5,000	5,583
	Tyco Electronics Group SA	6.550%	10/1/17	7,990	8,926
	Xerox Corp.	5.650%	5/15/13	10,000	10,750
	Xerox Corp.	6.350%	5/15/18	10,000	10,980
	Xerox Corp.	5.625%	12/15/19	8,000	8,371

	Transportation (0.9%)
	American Airlines Pass Through Trust
	2001-01	6.817%	5/23/11	714	716
3	Burlington Northern Railroad Co. 1996-A
	Pass Through Trust	7.330%	6/23/10	43	44
	Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,252
	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,523
	Canadian National Railway Co.	5.550%	5/15/18	5,275	5,752
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	211	213
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	760	764
	Continental Airlines 2002-1 Class G-2 Pass
	Through Trust	6.563%	2/15/12	3,000	3,023
3	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	4/1/21	2,063	1,960
3	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	11/10/19	5,000	5,438
	CSX Corp.	7.900%	5/1/17	5,000	6,023
	CSX Corp.	7.375%	2/1/19	10,000	11,969
3	Delta Air Lines Inc.	7.750%	12/17/19	7,000	7,665
3	Delta Air Lines Inc.	6.821%	8/10/22	2,772	2,814
3	Delta Air Lines Inc.	8.021%	8/10/22	1,346	1,285
4	ERAC USA Finance LLC	6.375%	10/15/17	11,370	12,735
	Greenbrier Cos. Inc.	8.375%	5/15/15	2,540	2,400
1,3	JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.632%	12/15/13	2,939	2,582
1	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.677%	3/15/14	7,150	6,041
1	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.700%	11/15/16	4,765	3,586
4	Kowloon Canton Railway Corp.	5.125%	5/20/19	2,500	2,709
	Norfolk Southern Corp.	5.750%	4/1/18	3,000	3,255
3	Northwest Airlines Inc.	7.027%	11/1/19	4,908	4,760
	Ryder System Inc.	5.850%	3/1/14	4,000	4,283
	Ryder System Inc.	7.200%	9/1/15	16,000	18,228
3	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	8/1/22	3,619	3,780
	Union Pacific Corp.	5.750%	11/15/17	2,500	2,721
	United Parcel Service Inc.	5.125%	4/1/19	7,000	7,606
					4,974,226

Utilities (7.7%)
	Electric (5.7%)
	Ameren Energy Generating Co.	6.300%	4/1/20	4,000	4,055
	American Water Capital Corp.	6.085%	10/15/17	8,750	9,555
	Baltimore Gas & Electric Co.	5.900%	10/1/16	5,000	5,485
	Carolina Power & Light Co.	5.300%	1/15/19	11,985	12,881
	Columbus Southern Power Co.	5.500%	3/1/13	10,000	10,887
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,546
	Commonwealth Edison Co.	5.800%	3/15/18	8,500	9,366
	Connecticut Light & Power Co.	5.650%	5/1/18	4,000	4,345
	Connecticut Light & Power Co.	5.500%	2/1/19	18,475	19,989
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,695
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	10,000	11,999
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,890	16,215
	Consumers Energy Co.	6.125%	3/15/19	5,000	5,564
	Consumers Energy Co.	6.700%	9/15/19	12,790	14,697
	Dayton Power & Light Co.	5.125%	10/1/13	2,275	2,501
	Dominion Resources Inc.	6.000%	11/30/17	5,000	5,574
	Dominion Resources Inc.	6.400%	6/15/18	2,000	2,276
	Dominion Resources Inc.	5.200%	8/15/19	2,000	2,111
3	Dominion Resources Inc.	6.300%	9/30/66	10,990	10,556
	Duke Energy Carolinas LLC	5.750%	11/15/13	12,100	13,621
	Duke Energy Carolinas LLC	5.300%	10/1/15	6,000	6,681
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,456
4	EDP Finance BV	6.000%	2/2/18	6,000	6,014
4	EDP Finance BV	4.900%	10/1/19	5,000	4,588
4	Enel Finance International SA	5.125%	10/7/19	13,000	12,833
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,297
	Exelon Corp.	4.900%	6/15/15	10,000	10,536
	FirstEnergy Corp.	6.450%	11/15/11	50	53
	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,175
	Florida Power Corp.	4.800%	3/1/13	5,000	5,377
	Florida Power Corp.	5.800%	9/15/17	8,201	9,128
	Florida Power Corp.	5.650%	6/15/18	11,915	13,168
3,4	FPL Energy Marcus Hook LP	7.590%	7/10/18	5,603	6,263
	FPL Group Capital Inc.	7.875%	12/15/15	14,348	17,530
	FPL Group Capital Inc.	6.000%	3/1/19	17,976	19,768
3	FPL Group Capital Inc.	6.350%	10/1/66	10,850	10,235
	Georgia Power Co.	5.700%	6/1/17	2,000	2,227
	Georgia Power Co.	5.400%	6/1/18	5,000	5,421
3,4	GWF Energy LLC	6.131%	12/30/11	775	786
	Illinois Power Co.	6.125%	11/15/17	5,000	5,494
	Illinois Power Co.	6.250%	4/1/18	7,625	8,365
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	5,801
4	ITC Holdings Corp.	6.050%	1/31/18	20,000	21,183
4	Kansas Gas & Electric	6.700%	6/15/19	3,000	3,426
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	5,899
	MidAmerican Energy Co.	5.125%	1/15/13	9,000	9,749
	Midamerican Energy Holdings Co.	5.750%	4/1/18	5,000	5,443
	National Rural Utilities Cooperative Finance
	Corp.	3.875%	9/16/15	5,000	5,156
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	12,691	13,627
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	15,380	21,028
	Nevada Power Co.	6.500%	5/15/18	9,131	10,206
	Nevada Power Co.	6.500%	8/1/18	3,662	4,102
	Nevada Power Co.	7.125%	3/15/19	5,000	5,807

4 Niagara Mohawk Power Corp.	4.881%	8/15/19	7,000	7,168
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,670
Northeast Utilities	7.250%	4/1/12	4,620	5,054
NSTAR	4.500%	11/15/19	7,000	7,157
NSTAR Electric Co.	5.625%	11/15/17	3,000	3,353
Ohio Power Co.	4.850%	1/15/14	5,000	5,327
Ohio Power Co.	6.000%	6/1/16	4,000	4,446
Pacific Gas & Electric Co.	5.625%	11/30/17	13,000	14,358
Pacific Gas & Electric Co.	8.250%	10/15/18	7,695	9,544
PacifiCorp	5.650%	7/15/18	15,000	16,591
PacifiCorp	5.500%	1/15/19	11,215	12,241
Peco Energy Co.	5.950%	11/1/11	15,000	16,041
Peco Energy Co.	4.750%	10/1/12	4,500	4,835
Pennsylvania Electric Co.	6.050%	9/1/17	7,000	7,642
1 Pepco Holdings Inc.	0.877%	6/1/10	3,075	3,075
PG&E Corp.	5.750%	4/1/14	10,650	11,706
Portland General Electric Co.	6.100%	4/15/19	3,000	3,383
Potomac Electric Power Co.	4.950%	11/15/13	5,465	5,936
3 PPL Capital Funding Inc.	6.700%	3/30/67	15,000	13,699
Progress Energy Inc.	7.100%	3/1/11	516	541
Progress Energy Inc.	5.625%	1/15/16	21,407	23,461
4 PSEG Power LLC	5.125%	4/15/20	4,000	4,051
Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,739
Public Service Co. of Colorado	5.800%	8/1/18	5,200	5,789
Public Service Co. of Colorado	5.125%	6/1/19	5,500	5,820
Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,230
Sierra Pacific Power Co.	6.000%	5/15/16	10,000	11,040
South Carolina Electric & Gas Co.	6.500%	11/1/18	13,105	15,177
Southern California Edison Co.	5.750%	3/15/14	23,157	26,021
Southern California Edison Co.	5.000%	1/15/16	4,000	4,364
Southern California Edison Co.	5.500%	8/15/18	4,625	5,072
Southern Co.	5.300%	1/15/12	7,000	7,457
Southern Co.	4.150%	5/15/14	9,000	9,471
Southern Power Co.	4.875%	7/15/15	6,500	7,021
4 SP PowerAssets Ltd.	5.000%	10/22/13	15,000	16,186
Tampa Electric Co.	6.375%	8/15/12	2,193	2,414
Tampa Electric Co.	6.100%	5/15/18	4,000	4,359
TransAlta Corp.	6.650%	5/15/18	5,000	5,554
4 United Energy Distribution Holdings Pty
Ltd.	4.700%	4/15/11	10,000	10,224
Virginia Electric and Power Co.	5.950%	9/15/17	15,000	16,736
Virginia Electric and Power Co.	5.400%	4/30/18	15,615	16,918
3 Wisconsin Energy Corp.	6.250%	5/15/67	25,000	24,280
Wisconsin Power & Light Co.	5.000%	7/15/19	2,500	2,563

Natural Gas (2.0%)
AGL Capital Corp.	7.125%	1/14/11	10,000	10,424
AGL Capital Corp.	5.250%	8/15/19	3,000	3,070
Atmos Energy Corp.	4.950%	10/15/14	6,420	6,885
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,276
El Paso Natural Gas Co.	5.950%	4/15/17	3,000	3,182
Enbridge Energy Partners LP	6.500%	4/15/18	5,000	5,640
Enbridge Energy Partners LP	5.200%	3/15/20	5,000	5,151
3 Enbridge Energy Partners LP	8.050%	10/1/37	3,280	3,332
Enbridge Inc.	5.800%	6/15/14	10,000	11,129
Energy Transfer Partners LP	5.950%	2/1/15	2,769	3,033
Energy Transfer Partners LP	9.700%	3/15/19	5,000	6,432
Energy Transfer Partners LP	9.000%	4/15/19	5,000	6,219

	Enterprise Products Operating LLC	5.650%	4/1/13	16,975	18,494
	Enterprise Products Operating LLC	9.750%	1/31/14	7,000	8,618
	Enterprise Products Operating LLC	6.650%	4/15/18	15,000	17,122
3	Enterprise Products Operating LLC	8.375%	8/1/66	5,850	6,088
	EQT Corp.	6.500%	4/1/18	15,000	16,442
4	Florida Gas Transmission Co. LLC	7.625%	12/1/10	5,000	5,195
4	Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	7,701
4	Gulfstream Natural Gas System LLC	5.560%	11/1/15	8,500	9,196
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,000	10,935
	Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,899
	Magellan Midstream Partners LP	6.550%	7/15/19	10,000	11,319
	National Grid PLC	6.300%	8/1/16	7,000	7,882
4	NGPL PipeCo LLC	7.119%	12/15/17	10,000	11,388
	Northwest Pipeline GP	5.950%	4/15/17	5,000	5,484
	ONEOK Partners LP	6.150%	10/1/16	10,000	11,086
	ONEOK Partners LP	8.625%	3/1/19	2,000	2,510
	Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	5,000	5,432
	Southern California Gas Co.	5.500%	3/15/14	8,179	9,100
3	Southern Union Co.	7.200%	11/1/66	5,175	4,845
	TransCanada PipeLines Ltd.	6.500%	8/15/18	13,000	14,865
	TransCanada PipeLines Ltd.	7.125%	1/15/19	5,450	6,504
3	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	3,825

4	Williams Partners LP	5.250%	3/15/20	15,000	15,451
					1,118,608
Total Corporate Bonds (Cost $10,578,775)					11,320,556
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
4	Abu Dhabi National Energy Co.	5.875%	10/27/16	1,000	1,033
4	Abu Dhabi National Energy Co.	6.165%	10/25/17	5,000	5,152
4	Bahrain Government International Bond	5.500%	3/31/20	3,300	3,300
4	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	10,000	10,755
4	Bank of China Hong Kong Ltd.	5.550%	2/11/20	5,000	5,090
	Brazilian Government International Bond	5.875%	1/15/19	2,800	3,020
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,629
	Colombia Government International Bond	7.375%	3/18/19	5,000	5,760
	Corp Andina de Fomento	8.125%	6/4/19	6,000	7,207
	Corp. Andina de Fomento	5.200%	5/21/13	3,000	3,255
4	Croatia Government International Bond	6.750%	11/5/19	5,000	5,356
4	EDF SA	4.600%	1/27/20	10,000	10,050
4	Emirate of Abu Dhabi	6.750%	4/8/19	5,000	5,755
	Export-Import Bank of Korea	4.125%	9/9/15	5,000	5,044
4	Gaz Capital SA for Gazprom	6.212%	11/22/16	3,750	3,787
4	Industrial Bank of Korea	7.125%	4/23/14	2,700	3,016
	Israel Government International Bond	5.125%	3/26/19	15,000	15,441
	Korea Development Bank	8.000%	1/23/14	5,000	5,761
4	Korea East-West Power Co. Ltd.	4.875%	4/21/11	5,000	5,101
4	Korea East-West Power Co. Ltd.	5.250%	11/15/12	5,000	5,280
4	Korea Expressway Corp.	4.875%	4/7/14	5,000	5,178
4	MDC-GMTN B.V.	7.625%	5/6/19	9,000	10,268
	Panama Government International Bond	7.250%	3/15/15	7,500	8,689
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	5,172
	Petrobras International Finance Co.	9.125%	7/2/13	3,937	4,664
	Petrobras International Finance Co.	7.750%	9/15/14	400	465
	Petrobras International Finance Co.	7.875%	3/15/19	6,000	7,005
	Petrobras International Finance Co.	5.750%	1/20/20	5,000	5,141
4	Petroleos Mexicanos	6.000%	3/5/20	5,000	5,159

3,4	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	8,800	8,516
4	Petronas Capital Ltd.	7.000%	5/22/12	5,000	5,517
4	Petronas Capital Ltd.	5.250%	8/12/19	14,500	15,081
3,4	PF Export Receivables Master Trust	3.748%	6/1/13	1,305	1,283
3,4	PF Export Receivables Master Trust	6.436%	6/1/15	2,737	2,875
	Poland Government International Bond	6.375%	7/15/19	10,000	10,990
4	Qatar Government International Bond	6.550%	4/9/19	5,000	5,694
4	Qatar Government International Bond	5.250%	1/20/20	3,250	3,368
3,4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	15,020	15,575
4	Ras Laffan Liquefied Natural Gas Co. Ltd.
	III	5.500%	9/30/14	2,725	2,946
	Republic of Korea	4.250%	6/1/13	9,325	9,848
	Republic of Korea	7.125%	4/16/19	3,000	3,584
	South Africa Government International
	Bond	5.500%	3/9/20	7,000	7,105
4	TDIC Finance Ltd.	6.500%	7/2/14	5,600	6,095
4	TransCapitalInvest Ltd. for OJSC AK
	Transneft	5.670%	3/5/14	15,450	16,113
	United Mexican States	5.125%	1/15/20	8,000	8,104
Total Sovereign Bonds (Cost $267,462)					285,227
Taxable Municipal Bonds (0.2%)
	California GO	5.750%	3/1/17	10,000	10,432
	Florida Hurricane Catastrophe Fund
	Finance Corp. Rev.	1.034%	10/15/12	14,210	13,688
	New York City NY IDA Special Fac. Rev.
	(American Airlines Inc. J.F.K International
	Project)	7.500%	8/1/16	1,825	1,842
Total Taxable Municipal Bonds (Cost $26,026)					25,962
				Shares
Convertible Preferred Stock (0.0%)
Financials (0.0%)
5	Lehman Brothers Holdings Inc. Pfd.	7.250%		8,740	13

Total Convertible Preferred Stocks (Cost $8,740)					13

Preferred Stocks (0.1%)
	Goldman Sachs Group Inc. Pfd.	4.000%		322,000	6,511
	Southern California Edison Co. Pfd.	5.349%		50,316	5,037
	Axis Capital Holdings Ltd. Pfd.	7.500%		50,000	4,667
	Santander Finance Preferred SA
	Unipersonal Pfd.	10.500%		90,590	2,461
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		76,950	1,785
Total Preferred Stocks (Cost $22,885)					20,461
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
6	Vanguard Market Liquidity Fund (Cost
	$383,466)	0.210%		383,466,253	383,466

Total Investments (99.0%) (Cost $13,486,872)					14,323,927
Other Assets and Liabilities-Net (1.0%)					138,101
Net Assets (100%)					14,462,028

1 Adjustable-rate security.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $1,724,510,000, representing 11.9% of net assets.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.

Intermediate-Term Investment-Grade Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2010	(4,297)	(934,933)	(2,635)
10-Year U.S. Treasury Note	June 2010	4,701	554,277	6,084
5-Year U.S. Treasury Note	June 2010	1,071	124,085	438

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market

Intermediate-Term Investment-Grade Fund

auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The fund has entered into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Intermediate-Term Investment-Grade Fund

At April 30, 2010, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern Santa Fe
Corp./Baa1	6/20/10	DBAG	5,000	—	0.400	1
Johnson & Johnson/Aaa	9/20/12	UBSAG	2,160	—	0.080	(10)
Johnson & Johnson/Aaa	9/20/12	GSCM	5,400	—	0.070	(27)
HSBC/A3	3/20/14	BOANA	28,000	—	6.200	5,625
HSBC/A3	6/20/14	GSCM	30,000	3,600	5.000	8,038
Bank of America Corp.	3/20/15	DBAG	4,400	101	1.000	24
Metlife Inc.	3/20/15	DBAG	18,000	1,086	1.000	397
Credit Protection Purchased
Goldman Sachs & Co.	9/20/10	DBAG	7,500	(52)	1.000	(19)
Wells Fargo	9/20/10	DBAG	8,000	30	1.000	(5)
Marsh & McLennan Co.	6/20/14	DBAG	10,000	135	1.000	154
Bank of America Corp.	12/20/14	DBAG	5,800	(73)	1.000	39
Bank of America Corp.	12/20/14	BARC	5,800	(68)	1.000	44
Wells Fargo	3/20/15	GSCM	4,400	(37)	1.000	(82)
Morgan Stanley	9/20/18	UBSAG	10,000	—	2.000	(133)
Morgan Stanley	9/20/18	BOANA	10,000	(1,152)	1.000	(437)
						13,609

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
UBSAG—UBS AG.

Intermediate-Term Investment-Grade Fund

Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)	($000)
9/30/2010	BARC	360	3.440	(0.290) [2]	4
10/6/2010	WFC	8,165	1.640	(0.290) [2]	41
11/15/2010	GSCM	1,230	0.630	(0.290) [3]	1
12/15/2010	WFC	8,300	1.020	(0.290) [3]	29
1/15/2011	WFC	16,700	1.030	(0.290) [3]	63
1/18/2011	BOANA	3,000	0.740	(0.290) [3]	5
5/15/2011	BARC	2,525	0.600	(0.290) [3]	—
5/16/2011	BOANA	1,500	0.940	(0.290) [3]	5
5/16/2011	WFC	1,540	0.980	(0.290) [3]	6
6/15/2011	GSCM	3,125	1.320	(0.290) [3]	24
6/15/2011	WFC	650	1.320	(0.290) [3]	5
7/15/2011	WFC	2,200	1.270	(0.290) [3]	16
7/15/2011	GSCM	1,900	1.240	(0.290) [3]	13
7/15/2011	WFC	4,300	1.320	(0.290) [3]	33
7/15/2011	GSCM	1,540	1.090	(0.290) [3]	8
7/15/2011	BOANA	4,220	1.090	(0.290) [3]	21
8/15/2011	GSCM	1,500	1.090	(0.290) [3]	7
8/15/2011	BOANA	5,800	0.830	(0.290) [3]	9
8/15/2011	WFC	2,500	0.740	(0.290) [3]	1
9/15/2011	BOANA	10,700	0.840	(0.290) [3]	12
10/6/2011	BARC	6,600	1.720	(0.290) [3]	87
11/15/2011	WFC	1,720	1.500	(0.290) [3]	17
11/15/2011	WFC	3,000	1.380	(0.290) [3]	24
12/6/2011	WFC	3,950	2.020	(0.290) [2]	66
1/15/2012	WFC	4,550	1.380	(0.290) [3]	34
1/15/2012	WFC	4,900	1.230	(0.290) [3]	24

Intermediate-Term Investment-Grade Fund

1/15/2012	WFC	8,100	1.150	(0.290) [3]	28
1/15/2012	WFC	1,740	1.080	(0.290) [3]	4
1/15/2012	WFC	160	1.050	(0.290) [3]	—
1/15/2012	WFC	4,300	1.060	(0.290) [3]	8
2/6/2012	WFC	5,500	1.490	(0.290) [3]	49
3/6/2012	GSCM	5,000	1.500	(0.290) [3]	44
4/15/2012	WFC	6,300	1.540	(0.290) [3]	56
4/24/2012	GSCM	1,700	1.600	(0.290) [3]	17
5/15/2012	GSCM	2,100	1.710	(0.290) [3]	25
5/15/2012	BOANA	875	1.350	(0.290) [3]	4
5/15/2012	WFC	5,700	1.260	(0.290) [3]	16
5/15/2012	WFC	14,300	1.140	(0.290) [3]	5
6/15/2012	BARC	31,500	1.660	(0.290) [3]	320
6/15/2012	BARC	1,500	1.680	(0.290) [3]	16
6/15/2012	JPMC	1,160	1.350	(0.290) [3]	4
7/15/2012	WFC	19,800	1.600	(0.290) [3]	162
7/15/2012	GSCM	14,980	1.610	(0.290) [3]	128
7/15/2012	GSCM	8,000	1.730	(0.290) [3]	89
7/15/2012	BARC	16,105	1.680	(0.290) [3]	163
7/15/2012	WFC	1,485	1.450	(0.290) [3]	8
7/15/2012	WFC	4,085	1.450	(0.290) [3]	21
7/15/2012	JPMC	11,950	1.370	(0.290) [3]	40
7/16/2012	WFC	1,270	1.590	(0.290) [3]	10
8/15/2012	WFC	13,850	1.850	(0.290) [3]	182
8/15/2012	JPMC	5,275	1.440	(0.290) [3]	22
9/6/2012	GSCM	24,056	2.070	(0.290) [3]	430
9/6/2012	BOANA	30,556	2.070	(0.290) [3]	541
9/15/2012	GSCM	22,400	1.860	(0.290) [3]	284
9/15/2012	WFC	30,665	1.760	(0.290) [3]	316
10/15/2012	BOANA	10,550	1.750	(0.290) [3]	100

Intermediate-Term Investment-Grade Fund

11/15/2012	GSCM	10,100	1.800	(0.290) [3]	100
11/15/2012	BARC	6,200	1.950	(0.290) [3]	84
11/15/2012	WFC	3,970	1.810	(0.290) [3]	41
12/6/2012	BARC	15,500	2.330	(0.290) [2]	319
12/15/2012	BOANA	7,000	2.210	(0.290) [2]	121
12/15/2012	WFC	18,000	1.820	(0.290) [3]	172
12/15/2012	WFC	16,500	1.760	(0.290) [3]	133
12/15/2012	WFC	37,130	1.720	(0.290) [3]	253
12/17/2012	WFC	14,500	2.260	(0.290) [2]	271
12/17/2012	WFC	9,700	1.990	(0.290) [2]	115
1/15/2013	WFC	16,750	1.720	(0.290) [3]	104
1/15/2013	WFC	15,000	1.770	(0.290) [2]	78
2/15/2013	WFC	11,800	1.710	(0.290) [3]	54
2/15/2013	WFC	725	1.890	(0.290) [3]	7
2/15/2013	WFC	10,170	1.730	(0.290) [3]	52
2/20/2013	WFC	6,220	1.930	(0.290) [3]	65
3/15/2013	WFC	11,750	1.900	(0.290) [3]	107
3/15/2013	WFC	1,200	2.100	(0.290) [3]	18
3/15/2013	WFC	3,200	2.170	(0.290) [3]	53
3/15/2013	JPMC	13,950	1.720	(0.290) [3]	58
7/15/2013	BARC	7,000	2.530	(0.290) [3]	171
7/15/2013	BOANA	25,000	2.190	(0.290) [3]	345
9/15/2013	WFC	7,900	1.950	(0.290) [3]	31
11/15/2013	WFC	1,750	2.040	(0.290) [3]	8
11/15/2013	WFC	24,240	2.040	(0.290) [3]	105
11/17/2013	JPMC	3,600	2.170	(0.290) [3]	31
12/1/2013	GSCM	29,608	2.580	(0.290) [2]	578
12/1/2013	WFC	41,858	2.580	(0.290) [2]	815
12/1/2013	GSCM	41,858	2.580	(0.290) [2]	817
1/6/2014	WFC	10,000	2.430	(0.290) [3]	160

Intermediate-Term Investment-Grade Fund

3/6/2014	GSCM	24,902	2.450	(0.290) [3]	360
3/15/2014	WFC	7,500	2.660	(0.290) [3]	165
3/15/2014	WFC	3,500	2.210	(0.290) [3]	17
4/15/2014	WFC	14,000	2.210	(0.290) [3]	51
5/15/2014	GSCM	1,250	2.300	(0.290) [3]	8
6/15/2014	WFC	4,400	2.340	(0.290) [3]	27
6/16/2014	WFC	40	2.580	(0.290) [3]	1
7/15/2014	WFC	8,000	2.310	(0.290) [3]	29
8/15/2014	WFC	12,750	2.680	(0.290) [3]	224
2/17/2015	GSCM	62,450	2.555	(0.290) [2]	—
3/24/2015	GSCM	1,520	2.910	(0.290) [3]	29
6/1/2016	WFC	6,225	2.910	(0.290) [2]	(17)
8/15/2016	GSCM	5,430	3.030	(0.290) [3]	28
8/15/2016	GSCM	15,400	3.080	(0.290) [3]	125
8/15/2016	BOANA	2,240	3.230	(0.290) [3]	38
12/15/2016	WFC	11,300	3.370	(0.290) [2]	190
1/15/2017	BARC	1,130	2.970	(0.290) [3]	(5)
2/15/2017	WFC	43,000	3.370	(0.290) [3]	827
2/15/2017	GSCM	16,200	3.430	(0.290) [3]	372
2/15/2017	BARC	1,490	3.180	(0.290) [3]	11
6/15/2017	GSCM	4,160	3.490	(0.290) [3]	95
6/15/2017	BARC	2,050	3.470	(0.290) [3]	45
6/15/2017	BOANA	10,000	3.310	(0.290) [3]	114
9/15/2017	GSCM	24,600	3.520	(0.290) [3]	538
9/15/2017	BARC	5,400	3.360	(0.290) [3]	62
					12,245

2 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Intermediate-Term Investment-Grade Fund

Total Return Swaps
			Floating	Unrealized
		Notional	Interest Rate	Appreciation
		Amount	Received	(Depreciation)
Reference Entity/Termination Date	Counterparty¹	($000)	(Paid)	($000)
Commercial Mortgage-Backed Securities Index
5/1/10	BARC	48,500	(0.250)²	—
6/1/10	BARC	48,500	(0.250)²	2,069
7/1/10	BARC	30,431	(0.250)²	724
8/1/10	BARC	30,431	(0.250)²	724
9/1/10	BARC	15,431	(0.250)²	257
10/1/10	BARC	15,431	(0.250)²	257
				4,031

1 BARC—Barclays Bank PLC.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

Intermediate-Term Investment-Grade Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	520,280	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,767,962	—
Corporate Bonds	—	11,320,556	—
Sovereign Bonds	—	285,227	—
Taxable Municipal Bonds	—	25,962	—
Convertible Preferred Stocks	13	—	—
Preferred Stocks	20,461	—	—
Temporary Cash Investments	383,466	—	—
Futures Contracts—Assets[1]	3,339	—	—
Futures Contracts—Liabilities[1]	(1,220)	—	—
Swap Contracts—Assets	—	30,620	—
Swap Contracts—Liabilities	—	(735)	—
Total	406,059	13,949,872	—
1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2010, the cost of investment securities for tax purposes was $13,492,519,000. Net unrealized appreciation of investment securities for tax purposes was $831,408,000, consisting of unrealized gains of $978,159,000 on securities that had risen in value since their purchase and $146,751,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.